United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/08

Date of Reporting Period:  Quarter ended 4/30/08

Item 1.                      Schedule of Investments

Automated Cash Management Trust

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount or Shares	Value

		ASSET-BACKED SECURITIES --3.3%
		Finance - Automotive--1.8%
$2,351,634		BMW Vehicle Lease Trust 2007-1, Class A1, 5.061%, 11/17/2008	$2,351,634
4,546,636	[1]	CAL Securitization Trust 2006-1, Class A2, 2.985%, 12/15/2008	4,546,636
9,157,441	[1]	CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	9,157,441
14,494,320	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.104%, 12/15/2008	14,494,319
2,044,836		Carmax Auto Owner Trust 2008-1, Class A1, 4.453%, 1/15/2009	2,044,836
7,194,286	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.151%, 3/9/2009	7,194,286
12,038,891		Fifth Third Auto Trust 2008-1, Class A1, 2.730%, 4/15/2009	12,038,891
4,593,473		Nissan Auto Receivables Owner Trust 2007-B, Class A1, 5.263%, 10/15/2008	4,593,473
6,152,041		Nissan Auto Receivables Owner Trust 2008-A, Class A1, 3.997%, 1/15/2009	6,152,041
10,000,000		World Omni Automobile Receivables Trust 2008-A, Class A1, 2.922%, 3/16/2009	10,000,000
		TOTAL	72,573,557
		Finance - Equipment--0.1%
5,862,217	[1,2]	Marlin Leasing Receivables XI LLC (Series 2007-1), Class A1, 5.214%, 10/15/2008	5,862,217
		Finance - Retail--1.4%
42,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 2.696%, 5/17/2008	41,993,499
17,461,815	[1,2]	WST Trust (Series 2007-1G), Class A1, 3.040%, 5/21/2008	17,461,815
		TOTAL	59,455,314
		TOTAL ASSET-BACKED SECURITIES	137,891,088
		CERTIFICATES OF DEPOSIT--14.2%
		Banking--14.2%
25,000,000		Bank of Montreal, 3.250%, 7/29/2008	25,000,000
10,000,000		Bank of Scotland, Edinburgh, 5.310%, 5/23/2008	10,000,000
107,000,000		Barclays Bank PLC, 2.960% - 4.640%, 6/2/2008 - 4/21/2009	107,018,345
115,000,000		Comerica Bank, 4.250% - 4.850%, 5/20/2008 - 7/10/2008	115,000,000
50,000,000		Credit Suisse, Zurich, 4.420% - 5.380%, 5/21/2008 - 7/3/2008	50,000,000
40,000,000		DePfa Bank PLC, 4.920% - 4.940%, 6/4/2008 - 6/5/2008	40,000,000
50,000,000		National City Bank, 2.730% - 2.780%, 9/9/2008 - 9/11/2008	50,000,898
30,000,000		Natixis, 3.000%, 8/1/2008	30,000,000
20,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.850%, 5/21/2008	20,000,000
35,000,000		Societe Generale, Paris, 3.250% - 5.420%, 7/10/2008 - 7/30/2008	35,000,000
40,000,000		Toronto Dominion Bank, 4.850%, 5/27/2008	40,000,000
65,000,000		UBS AG, 3.040% - 4.780%, 6/23/2008 - 10/15/2008	65,000,000
		TOTAL CERTIFICATES OF DEPOSIT	587,019,243
		COLLATERALIZED LOAN AGREEMENTS--10.7%
		Banking--9.1%
25,000,000		BNP Paribas Securities Corp., 2.725%, 5/1/2008	25,000,000
75,000,000		Barclays Capital, Inc., 2.607% - 2.687%, 5/1/2008	75,000,000
70,000,000		Credit Suisse First Boston LLC, 2.674%, 5/1/2008	70,000,000
25,000,000		Deutsche Bank Securities, Inc., 2.637%, 5/1/2008	25,000,000
40,000,000		Greenwich Capital Markets, Inc., 3.200%, 5/28/2008	40,000,000
25,000,000		Natixis Financial Products Inc., 2.813%, 5/1/2008	25,000,000
25,000,000		RBC Capital Markets Corp., 2.674%, 5/1/2008	25,000,000
90,000,000		UBS Securities LLC, 2.687% - 3.100%, 5/1/2008 - 7/21/2008	90,000,000
		TOTAL	375,000,000
		Brokerage--1.6%
15,000,000		Citigroup Global Markets, Inc., 2.674%, 5/1/2008	15,000,000
50,000,000		Goldman Sachs & Co., 2.725%, 5/1/2008	50,000,000
		TOTAL	65,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	440,000,000
		COMMERCIAL PAPER --37.7%[3]
		Banking--7.7%
10,000,000		Calyon, Paris, 3.800%, 7/11/2008	9,925,056
25,000,000		DePfa Bank PLC, 4.648%, 5/6/2008	24,983,861
115,200,000	[1,2]	Fountain Square Commercial Funding Corp., 3.074% - 3.378%, 5/2/2008 - 9/30/2008	114,475,368
20,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.255%, 6/9/2008	19,907,808
75,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.650%, 9/25/2008 - 9/26/2008	74,186,597
50,000,000		Societe Generale North America, Inc., 2.955% - 2.960%, 8/8/2008 - 8/14/2008	49,581,031
25,000,000		UBS Finance (Delaware) LLC, 2.930%, 7/31/2008	24,814,840
		TOTAL	317,874,561
		Finance – Automotive –5.0%
25,000,000		DRAC LLC, (A1+/P1 Series), 3.350%, 7/21/2008	24,811,563
135,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.800% - 4.930%, 5/22/2008 - 10/22/2008	133,876,494
45,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 2.930% - 4.910%, 5/23/2008 - 9/5/2008	44,681,579
		TOTAL	203,369,636
		Finance - Commercial--2.5%
40,000,000	[1,2]	Edison Asset Securitization LLC, 2.890%, 9/25/2008	39,527,967
65,000,000	[1,2]	Fairway Finance Co. LLC, 2.800% - 3.100%, 5/7/2008 - 7/2/2008	64,873,125
		TOTAL	104,401,092
		Finance - Retail--21.7%
115,000,000	[1,2]	Alpine Securitization Corp., 2.710% - 3.120%, 5/21/2008 - 7/10/2008	114,643,383
40,000,000	[1,2]	Amsterdam Funding Corp., 2.820% - 3.120%, 5/6/2008 - 5/12/2008	39,978,717
175,563,000	[1,2]	Barton Capital LLC, 2.600% - 3.150%, 5/7/2008 - 7/18/2008	174,999,377
30,000,000	[1,2]	Chariot Funding LLC, 3.070%, 5/22/2008	29,946,275
115,000,000	[1,2]	Falcon Asset Securitization Company LLC, 2.780% - 3.070%, 5/15/2008 - 6/13/2008	114,763,101
205,282,000	[1,2]	Sheffield Receivables Corp., 2.700% - 3.150%, 5/23/2008 - 9/2/2008	204,671,185
130,000,000	[1,2]	Tulip Funding Corp., 2.750% - 3.080%, 5/13/2008 - 9/11/2008	129,402,674
85,000,000	[1,2]	Yorktown Capital LLC, 2.875% - 2.930%, 6/12/2008 - 8/4/2008	84,501,018
		TOTAL	892,905,730
		Finance - Securities--0.2%
10,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.185%, 5/22/2008	9,969,754
		Pharmaceuticals and Health Care--0.6%
25,000,000	[1,2]	AstraZeneca PLC, 2.920%, 8/26/2008	24,762,750
		TOTAL COMMERCIAL PAPER	1,553,283,523
		CORPORATE NOTES--1.3%
		Finance - Securities--1.3%
34,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340% – 5.350%, 5/21/2008 – 6/2/2008	33,999,798
20,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 5/22/2008 – 8/5/2008	20,000,000
		TOTAL CORPORATE NOTES	53,999,798
		LOAN PARTICIPATION--0.7%
		Chemicals--0.7%
30,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 2.850%, 5/28/2008	30,000,000
		NOTES – VARIABLE --27.2%[4]
		Banking--18.1%
4,370,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	4,370,000
400,000		Alabama Paper Products LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.350%, 5/1/2008	400,000
3,645,000		American Concrete Pumping LLC, (Series 2004), (Regions Bank, Alabama LOC), 2.950%, 5/1/2008	3,645,000
60,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 3.004%, 6/5/2008	60,000,000
20,000,000		Australia & New Zealand Banking Group, Melbourne, 3.210%, 6/10/2008	20,000,000
40,000,000	[1,2]	BNP Paribas SA, 2.886%, 5/27/2008	40,000,000
20,000,000		Bank of Montreal, 3.040%, 5/21/2008	20,000,000
25,000,000	[1,2]	Bank of Montreal, 3.381%, 5/5/2008	25,000,000
14,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.724%, 5/9/2008	14,000,000
11,100,000		Bank of Scotland, Edinburgh, 2.779%, 5/1/2008	11,100,357
4,600,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 2.850%, 5/7/2008	4,600,000
390,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/1/2008	390,000
749,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/1/2008	749,000
1,444,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/1/2008	1,444,000
1,100,000		Colonial Interstate Investments LLC, (Series 2007), (Regions Bank, Alabama LOC), 3.400%, 5/1/2008	1,100,000
18,120,000		Covington, KY Industrial Building Revenue Bond, (Series 2005-A), (Wachovia Bank N.A. LOC), 3.400%, 5/1/2008	18,120,000
35,000,000	[1,2]	Credit Agricole S.A., 2.569% - 2.910%, 6/23/2008 – 7/23/2008	35,000,000
15,000,000		Credit Agricole S.A., 2.829%, 6/23/2008	15,000,000
30,000,000	[1,2]	DePfa Bank PLC, 2.860%, 6/15/2008	30,000,000
2,621,000		Development Authority of Dekalb County, GA, Chatham Property Assoc., LLP, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	2,621,000
7,190,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.200%, 5/1/2008	7,190,000
7,000,000		FIU Athletics Finance Corp., (Series 2007-B), (Regions Bank, Alabama LOC), 2.940%, 5/1/2008	7,000,000
4,000,000		First Baptist Church of Tuscaloosa, AL, (Series 2003), (Regions Bank, Alabama LOC), 3.100%, 5/1/2008	4,000,000
5,190,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 2.850%, 5/7/2008	5,190,000
4,265,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 3.050%, 5/7/2008	4,265,000
940,000		HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	940,000
2,000,000		Hillside Community Church, (Series 2008), (Regions Bank, Alabama LOC), 3.100%, 5/1/2008	2,000,000
13,000,000	[1,2]	ING Bank N.V., 3.282%, 6/26/2008	13,000,000
19,300,000		Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 2.890%, 5/1/2008	19,300,000
10,500,000		J.P. Morgan Chase & Co., 2.693%, 5/2/2008	10,500,000
800,000		K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc., (Series 1998), (U.S. Bank, N.A. LOC), 3.400%, 5/1/2008	800,000
6,000,000		Kansas City, MO IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee LOC), 3.900%, 5/7/2008	6,000,000
2,055,000		Leeds, AL, (Series 2006-B), (Regions Bank, Alabama LOC), 2.925%, 5/1/2008	2,055,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 2.900%, 5/7/2008	5,000,000
5,000,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	5,000,000
37,000,000		Marshall & Ilsley Bank, Milwaukee, 2.885%, 5/27/2008	37,000,000
2,000,000		Mississippi Business Finance Corp., Howard Industries, Inc., (Series 1999), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	2,000,000
40,000,000		National Australia Bank Ltd., Melbourne, 3.218%, 6/6/2008	40,000,000
23,600,000		National City Bank, 2.658% - 2.763%, 5/1/2008 – 5/2/2008	23,600,007
10,000,000		Natixis, 2.900%, 7/1/2008	10,000,000
25,000,000		PNC Bank, N.A., 2.666%, 5/19/2008	24,999,047
2,400,000		Precision Packaging LLC, (Series 1997), (Compass Bank, Birmingham LOC), 3.100%, 5/1/2008	2,400,000
1,235,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 3.050%, 5/1/2008	1,235,000
6,740,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 3.550%, 5/7/2008	6,740,000
55,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.740% - 2.868%, 5/1/2008 – 7/21/2008	54,990,381
3,100,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 3.050%, 5/7/2008	3,100,000
25,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 2.708%, 5/13/2008	25,000,000
15,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-2) Tranche #1, (GTD by Wachovia Corp.), 2.899% - 3.100%, 6/16/2008 - 6/23/2008	15,000,000
35,000,000		Union Hamilton Special Purpose Funding LLC, (Series 2008-1), Tranche #1, (GTD by Wachovia Corp.), 3.171%, 6/30/2008	35,000,000
43,000,000		Wachovia Bank N.A., 2.910%, 7/4/2008	43,000,000
20,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.713%, 5/16/2008	20,000,000
2,200,000		White Hydraulics, Inc., (Series 1999), (Regions Bank, Alabama LOC), 3.650%, 5/1/2008	2,200,000
		TOTAL	746,043,792
		Brokerage--3.7%
29,500,000	[1,2]	Goldman Sachs Group, Inc., 2.786%, 5/15/2008	29,500,416
34,000,000		Merrill Lynch & Co., Inc., 2.790% - 3.035%, 5/6/2008 – 5/27/2008	34,000,000
9,000,000	[1,2]	Merrill Lynch & Co., Inc., 2.872%, 5/19/2008	9,000,000
80,000,000		Morgan Stanley, 2.410% - 2.976%, 5/1/2008 – 5/27/2008	80,000,000
		TOTAL	152,500,416
		Electrical Equipment--0.4%
15,780,206		Northwest Airlines, Inc., (GTD by General Electric Co.), 3.160%, 5/5/2008	15,780,206
		Finance - Commercial--0.6%
25,000,000		General Electric Capital Corp., 2.744%, 5/9/2008	25,000,000
		Finance - Securities--1.5%
45,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.340% - 3.048%, 5/1/2008 - 5/23/2008 (Final Maturity 5/23/2008 – 8/20/2008)	44,997,001
18,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.315% - 2.490%, 5/1/2008 (Final Maturity 5/30/2008 – 7/21/2008)	17,999,574
		TOTAL	62,996,575
		Government Agency--0.1%
380,000		Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 3.100%, 5/1/2008	380,000
3,230,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 3.000%, 5/1/2008	3,230,000
		TOTAL	3,610,000
		Insurance--2.1%
10,000,000		Genworth Life Insurance Co., 3.186%, 5/9/2008	10,000,000
5,000,000		Hartford Life Global Funding Trust, 2.736%, 5/15/2008	5,000,000
70,000,000		Monumental Life Insurance Co., 2.799% - 3.225%, 5/1/2008 – 5/29/2008	70,000,000
		TOTAL	85,000,000
		Oil & Oil Finance--0.7%
30,000,000		BP Capital Markets PLC., (GTD by BP PLC), 3.039%, 6/11/2008	30,000,000
		TOTAL NOTES - VARIABLE	1,120,930,989
		MUTUAL FUND--2.7%
		Asset Management--2.7%
110,000,000	[5]	AIM Short-Term Investments Co. Liquid Assets Portfolio, 2.560%	110,000,000
		REPURCHASE AGREEMENT--2.4%
$99,970,000		Interest in $4,000,000,000 joint repurchase agreement 2.01%, dated 4/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,000,223,333 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $4,096,848,910.	99,970,000
		TOTAL INVESTMENTS –100.2% (AT AMORTIZED COST)[6]	4,133,094,641
		OTHER ASSETS AND LIABILITIES – NET – (0.2)%[7]	(8,132,618)
		TOTAL NET ASSETS –100%	$4,124,962,023

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $1,758,908,293, which represented 42.6% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At April 30, 2008, these liquid restricted securities amounted to $1,745,204,216, which represented 42.3% of total net assets.

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A2, 2.985%, 12/15/2008	12/6/2007	$4,546,636
CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	3/14/2008	$9,157,441
Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A2, 2.985%, 12/15/2008	12/6/2007	$4,546,636
CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	3/14/2008	$9,157,441

3
Discount rate at time of purchase for discount issues, or the coupon for interest bearing issues.

4
Floating rate notes with current rate and next reset date shown.

5
7-Day net yield.

6
Also represents cost for federal tax purposes.

7
Assets, other than investments in securities, less liabilities.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under Investment Company Act of 1940, as amended.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

EDFA	--Economic Development Financing Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts – Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PLC	--Public Limited Company

Automated Government Money Trust

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount	Value

		REPURCHASE AGREEMENTS--97.7%
$34,524,000		Interest in $5,893,000,000 joint repurchase agreement 1.97%, dated 4/30/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,893,322,478 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $6,011,189,000.	$34,524,000
60,000,000		Interest in $1,800,000,000 joint repurchase agreement 1.98%, dated 4/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,800,099,000 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $1,836,101,058.	60,000,000
60,000,000		Interest in $2,800,000,000 joint repurchase agreement 1.95%, dated 4/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,800,151,667 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $2,856,154,807.	60,000,000
4,000,000		Interest in $100,000,000 joint repurchase agreement 1.88%, dated 4/30/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $100,005,222 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2016 and the market value of those underlying securities was $102,005,401.	4,000,000
60,000,000		Interest in $4,000,000,000 joint repurchase agreement 1.98%, dated 4/30/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $4,000,220,000 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2029 and the market value of those underlying securities was $4,080,224,512.	60,000,000
60,000,000		Interest in $1,500,000,000 joint repurchase agreement 1.95%, dated 4/30/2008 under which Dresdner Kleinwort Wassertstein will repurchase securities provided as collateral for $1,500,081,250 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $1,530,000,861.	60,000,000
60,000,000		Interest in $1,000,000,000 joint repurchase agreement 1.95%, dated 4/30/2008 under which Fortis Securities LLC will repurchase securities provided as collateral for $1,000,054,167 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $1,020,055,350.	60,000,000
11,000,000	[1]	Interest in $480,000,000 joint repurchase agreement 1.45%, dated 3/17/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $482,030,000 on 6/30/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $490,471,633.	11,000,000
60,000,000		Interest in $2,000,000,000 joint repurchase agreement 1.95%, dated 4/30/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $2,000,108,333 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $2,040,003,710.	60,000,000
60,000,000		Interest in $3,000,000,000 joint repurchase agreement 1.95%, dated 4/30/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,162,500 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $3,060,004,245.	60,000,000
60,000,000		Interest in $3,200,000,000 joint repurchase agreement 1.98%, dated 4/30/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $3,200,176,000 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $3,264,006,890.	60,000,000
60,000,000		Interest in $2,000,000,000 joint repurchase agreement 1.95%, dated 4/30/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $2,000,108,333 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $2,040,006,770.	60,000,000
4,000,000		Interest in $100,000,000 joint repurchase agreement 1.88%, dated 4/30/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $100,005,222 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/29/2012 and the market value of those underlying securities was $102,003,613.	4,000,000
7,000,000	[1]	Interest in $200,000,000 joint repurchase agreement 5.20%, dated 5/22/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $210,515,556 on 5/21/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2016 and the market value of those underlying securities was $214,109,871.	7,000,000
7,000,000	[1]	Interest in $197,000,000 joint repurchase agreement 5.25%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $207,457,417 on 5/30/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2018 and the market value of those underlying securities was $210,727,585.	7,000,000
5,000,000	[1]	Interest in $155,000,000 joint repurchase agreement 5.32%, dated 6/14/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $163,337,622 on 6/13/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2017 and the market value of those underlying securities was $165,343,029.	5,000,000
		TOTAL REPURCHASE AGREEMENTS	612,524,000
		U.S. TREASURY--2.2%
4,000,000		United States Treasury Bills, 1.350%, 10/16/2008	3,974,800
4,000,000		United States Treasury Notes, 4.500%, 3/31/2009	4,107,349
5,500,000		United States Treasury Notes, 4.875%, 1/31/2009	5,627,846
		TOTAL U.S. TREASURY	13,709,995
		TOTAL INVESTMENTS –99.9% (AT AMORTIZED COST)[2]	626,233,995
		OTHER ASSETS AND LIABILITIES – NET– 0.1%[3]	607,760
		TOTAL NET ASSETS –100%	$626,841,755

1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act  of 1940, as amended.

Federated Capital Reserves Fund

Portfolio of Investments

April  30, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES — 3.8%
		Finance – Automotive — 1.8%
$ 11,082,426		CAL Securitization Trust 2006-1, Class A2, 2.986%, 12/15/2008	$11,082,426
18,314,882	[1]	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	18,314,882
7,559,604	[1,2]	Capital Auto Receivables Asset Trust 2007-4, Class A1, 4.910%, 11/17/2008	7,559,604
36,815,571	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	36,815,571
5,824,385		Capital One Auto Finance Trust 2007-C, Class A1, 5.282%, 10/15/2008	5,824,385
14,388,572	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.152%, 3/9/2009	14,388,572
30,097,226		Fifth Third Auto Trust 2008-1, Class A1, 2.730%, 4/15/2009	30,097,226
6,355,134	[1,2]	Ford Credit Auto Owner Trust 2007-B, Class A1, 5.292%, 10/15/2008	6,355,134
16,728,716	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.018%, 2/13/2009	16,728,716
20,000,000		Nissan Auto Lease Trust 2008-A, Class A1, 2.815%, 5/15/2009	20,000,000
3,379,408		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	3,379,408
6,930,334		Wachovia Auto Loan Owner Trust 2008-1, Class A1, 3.943%, 1/20/2009	6,930,334
		TOTAL	177,476,258
		Finance - Retail — 2.0%
145,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 2.696%, 5/17/2008	144,982,792
59,370,171	[1,2]	WST Trust Series 2007-1G, Class A1, 3.040%, 5/21/2008	59,370,171
		TOTAL	204,352,963
		TOTAL ASSET BACKED SECURITIES	381,829,221
		CERTIFICATES OF DEPOSIT — 15.3%
		Banking — 15.3%
200,000,000		Bank of Montreal, 3.000% - 4.920%, 5/30/2008 - 8/27/2008	200,000,000
50,000,000		Bank of Scotland, Edinburgh, 3.050% - 5.310%, 5/22/2008 -10/23/2008	50,000,000
260,000,000		Barclays Bank PLC, 2.720% - 4.630%, 6/2/2008 - 4/21/2009	260,032,219
204,500,000		Comerica Bank, 4.540% - 4.850%, 5/20/2008 - 7/2/2008	204,500,000
108,000,000		Credit Suisse, Zurich, 5.290% - 5.405%, 5/21/2008 - 6/9/2008	108,000,000
159,000,000		DePfa Bank PLC, 3.830% - 4.940%, 5/22/2008 - 7/10/2008	159,000,000
100,000,000		Huntington National Bank, Columbus, OH, 2.850%, 7/1/2008 - 7/3/2008	100,000,000
100,000,000		National City Bank, 2.720% - 2.780%, 9/9/2008 - 9/11/2008	100,001,436
75,000,000		Natixis, 3.000%, 8/1/2008	75,000,000
50,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.850%, 5/21/2008	50,000,000
75,000,000		Societe Generale, Paris, 3.250% - 5.420%, 7/10/2008 - 7/30/2008	75,000,000
75,000,000		Toronto Dominion Bank, 4.330% - 4.850%, 5/27/2008 - 7/8/2008	75,000,000
95,000,000		UBS AG, 4.080% - 4.780%, 7/7/2008 - 10/15/2008	95,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,551,533,655
		COLLATERALIZED LOAN AGREEMENTS — 5.3%
		Banking — 3.5%
150,000,000		Barclays Capital, Inc., 2.725%, 5/1/2008	150,000,000
100,000,000		Credit Suisse First Boston LLC, 2.674%, 5/1/2008	100,000,000
100,000,000		HSBC Securities (USA), Inc., 2.674%, 5/1/2008	100,000,000
		TOTAL	350,000,000
		Brokerage — 1.8%
85,000,000		Merrill Lynch & Co., Inc., 2.788%, 5/1/2008	85,000,000
100,000,000		Morgan Stanley & Co., Inc., 2.725%, 5/1/2008	100,000,000
		TOTAL	185,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	535,000,000
		COMMERCIAL PAPER — 35.4%[3]
		Aerospace / Auto — 0.6%
63,850,000	[1,2]	Volkswagen of America, Inc., (Guaranteed by Volkswagen AG), 3.067% - 3.358%, 63,706,569 5/19/2008 - 5/30/2008	63,706,569
		Banking — 3.7%
25,000,000		Calyon, Paris, 3.873%, 7/11/2008	24,812,639
40,000,000		DePfa Bank PLC, 4.760%, 5/6/2008	39,974,178
60,000,000	[1,2]	Fountain Square Commercial Funding Corp., 3.298% - 3.329%, 7/21/2008 - 9/30/2008	59,302,611
125,000,000	[1,2]	Picaros Funding LLC, (Guaranteed by KBC Bank N.V.), 2.686% - 2.727%, 9/25/2008 -10/2/2008	123,609,396
75,000,000		Societe Generale North America, Inc., 3.005%, 8/8/2008	74,389,500
23,251,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. Swap Agreement), 3.115%, 5/9/2008	23,235,034
28,000,000		UBS Finance (Delaware) LLC, 2.973%, 7/31/2008	27,792,621
		TOTAL	373,115,979
		Brokerage — 0.8%
80,000,000		Morgan Stanley, 2.860%, 7/7/2008	79,577,156
		Consumer Products — 1.2%
105,250,000	[1,2]	Diageo Capital PLC, (Guaranteed by Diageo PLC), 2.870% - 3.429%, 5/9/2008 - 6/16/2008	104,947,178
19,000,000		Kellogg Co., 3.306% - 3.327%, 5/19/2008 - 5/21/2008	18,966,583
		TOTAL	123,913,761
		Finance - Automotive — 3.8%
65,000,000		DRAC LLC, A1+/P1 Series, 3.046% - 3.407%, 7/21/2008 - 8/5/2008	64,498,500
65,000,000		FCAR Auto Loan Trust, A1/P1 Series, 2.644% - 2.974%, 9/5/2008 - 9/19/2008	64,330,413
262,900,000		FCAR Auto Loan Trust, A1+/P1 Series, 2.840% - 5.055%, 5/23/2008 - 10/22/2008	260,577,502
		TOTAL	389,406,415
		Finance - Commercial — 1.8%
20,000,000	[1,2]	Edison Asset Securitization LLC, 4.899%, 6/10/2008	19,893,778
84,500,000	[1,2]	Fairway Finance Co. LLC, 2.865% - 3.156%, 5/19/2008 - 6/10/2008	84,304,491
75,000,000	[1,2]	Versailles Commercial Paper LLC, 3.277%, 5/7/2008	74,959,375
		TOTAL	179,157,644
		Finance - Retail — 21.5%
330,000,000	[1,2]	Alpine Securitization Corp., 2.728% - 3.154%, 5/12/2008 - 7/10/2008	329,063,824
145,000,000	[1,2]	Amsterdam Funding Corp., 2.759% - 3.152%, 5/8/2008 - 7/18/2008	144,398,985
481,977,000	[1,2]	Barton Capital LLC, 2.616% - 3.194%, 5/1/2008 - 7/18/2008	480,852,085
190,000,000	[1,2]	Chariot Funding LLC, 2.909% - 3.124%, 5/6/2008 - 5/29/2008	189,685,931
263,443,000	[1,2]	Falcon Asset Securitization Company LLC, 2.800% - 3.094%, 5/22/2008 - 6/13/2008	262,685,710
73,656,000	[1,2]	Jupiter Securitization Company LLC, 2.756% - 2.907%, 5/5/2008 - 5/20/2008	73,596,744
486,887,000	[1,2]	Sheffield Receivables Corp., 2.718% - 3.175%, 5/6/2008 - 7/2/2008	485,622,840
225,000,000	[1,2]	Tulip Funding Corp., 2.769% - 3.155%, 5/7/2008 - 9/11/2008	223,925,618
		TOTAL	2,189,831,737
		Finance - Securities — 0.2%
15,000,000	[1,2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.371%, 5/22/2008	14,954,631
		Food & Beverage — 0.8%
85,000,000	[1,2]	H.J. Heinz Finance Co., (Guaranteed by H.J. Heinz Co.), 2.870% - 3.472%, 5/2/2008 - 6/27/2008	84,827,753
		Pharmaceuticals and Health Care — 0.5%
50,000,000	[1,2]	AstraZeneca PLC, 2.972%, 8/26/2008	49,525,500
		Retail — 0.5%
33,000,000	[1,2]	Home Depot, Inc., 3.023% - 3.076%, 5/30/2008 - 6/24/2008	32,860,250
20,000,000		Home Depot, Inc., 3.327%, 5/01/2008	20,000,000
		TOTAL	52,860,250
		TOTAL COMMERCIAL PAPER	3,600,877,395
		CORPORATE BONDS — 0.5%
		Retail — 0.5%
50,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	50,024,440
		TOTAL CORPORATE BONDS	50,024,440
		CORPORATE NOTES — 1.0%
		Finance - Securities — 1.0%
25,000,000	[1,2]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 5.350%, 5/21/2008	25,000,000
80,000,000	[1,2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.350% - 5.415%, 5/19/2008 - 8/5/2008	80,000,000
		TOTAL CORPORATE NOTES	105,000,000
		LOAN PARTICIPATION — 1.4%
		Chemicals — 0.8%
85,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 2.850%, 5/28/2008	85,000,000
		Miscellaneous — 0.6%
60,000,000		Cargill, Inc., 2.950%, 6/9/2008	60,000,000
		TOTAL LOAN PARTICIPATION	145,000,000
		NOTES – VARIABLE — 32.1%[4]
		Banking — 21.2%
17,260,000		Athens-Clarke County, GA IDA, PBR, Inc. Project Series 2007, (Columbus Bank and Trust Co., GA LOC), 3.190%, 5/1/2008	17,260,000
250,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 2.918% - 2.984%, 5/23/2008 - 7/3/2008	250,000,000
75,000,000		Australia & New Zealand Banking Group, Melbourne, 3.210%, 7/8/2008	75,000,000
40,000,000	[1,2]	Bank of Ireland, 2.790%, 5/19/2008	40,000,000
20,000,000		Bank of Montreal, 3.040%, 5/21/2008	20,000,000
50,000,000	[1,2]	Bank of Montreal, 3.381%, 6/5/2008	50,000,000
62,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.724%, 5/9/2008	62,000,000
130,000,000		Bank of Scotland, Edinburgh, 3.188% - 4.614%, 5/6/2008 - 5/14/2008	130,000,000
6,500,000		Beverage South LLC, (Columbus Bank and Trust Co., GA LOC), 3.200%, 5/1/2008	6,500,000
50,000,000		BNP Paribas SA, 2.829%, 5/28/2008	49,992,991
195,000,000	[1,2]	BNP Paribas SA, 2.886% - 3.060%, 5/19/2008 - 5/27/2008	195,000,000
3,135,000		Brevard County, FL IDRB, Designer Choice Cabinetry, (Regions Bank, Alabama LOC), 2.980%, 5/1/2008	3,135,000
6,245,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Banks, Inc. LOC), 3.050%, 5/7/2008	6,245,000
4,015,000		Capital Markets Access Co. LC, Series 2005 E, (Regions Bank, Alabama LOC), 3.040%, 5/1/2008	4,015,000
4,170,000		Chaffee Point Hospitalities LLC, Series 2005C, (Columbus Bank and Trust Co., GA LOC), 3.190%, 5/1/2008	4,170,000
4,000,000		Chattahoochee County IDA, L.E. MIL Properties LLC, (Columbus Bank and Trust Co., GA LOC), 3.190%, 5/1/2008	4,000,000
13,170,000		Cityscape SCP LLC, Series 2007, (Columbus Bank and Trust Co., GA LOC), 3.190%, 5/1/2008	13,170,000
4,385,000		Coastal Area Stores, Inc., Series 2005, (Columbus Bank and Trust Co., GA LOC), 3.190%, 5/1/2008	4,385,000
4,150,000		Columbus, GA Development Authority, Columbus Park East Series 2005, (Columbus Bank and Trust Co., GA LOC), 3.190%, 5/1/2008	4,150,000
13,000,000		Columbus, GA Development Authority, Four J's Project Series 2008, (Columbus Bank and Trust Co., GA LOC), 3.190%, 5/1/2008	13,000,000
100,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 2.915%, 5/27/2008	100,000,000
6,820,000		CPR Investments LLC, Series 2005, (Columbus Bank and Trust Co., GA LOC), 3.190%, 5/1/2008	6,820,000
205,000,000	[1,2]	Credit Agricole S.A., 2.569% - 2.910%, 5/23/2008 - 7/21/2008	205,000,000
8,500,000		East Montgomery Health Facilities Development, Inc., Series 2006 - A, (First Commercial Bank, Birmingham, AL LOC), 3.190%, 5/1/2008	8,500,000
10,735,000		Emerald Coast Diversified Properties LLC, (Columbus Bank and Trust Co., GA LOC), 3.190%, 5/1/2008	10,735,000
2,260,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 3.250%, 5/1/2008	2,260,000
3,865,000		Green Island Country Club, Inc., Series 2004, (Columbus Bank and Trust Co., GA LOC), 3.190%, 5/1/2008	3,865,000
3,365,000		Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 2.980%, 5/1/2008	3,365,000
1,750,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.160%, 5/1/2008	1,750,000
25,700,000		Henry County Development Authority, Georgia Crown Distributing Co., Project Series 2004, (Columbus Bank and Trust Co., GA LOC), 3.200%, 5/1/2008	25,700,000
4,395,000		M & C Holdings LLC, (RBC Centura Bank LOC), 3.150%, 5/1/2008	4,395,000
6,800,000		Madison Hotel Investors I LLC, Series 2005 B, (Marshall & Ilsley Bank, Milwaukee LOC), 3.150%, 5/1/2008	6,800,000
3,870,000		Medical Center of Athens, Inc., Series 2007, (Columbus Bank and Trust Co., GA LOC), 3.190%, 5/1/2008	3,870,000
2,875,000		Mesa Properties LLC, Series 2002, (RBC Centura Bank LOC), 3.150%, 5/1/2008	2,875,000
2,230,000		Mississippi Business Finance Corp., Citidel Building Products Series 2006, (Columbus Bank and Trust Co., GA LOC), 3.190%, 5/1/2008	2,230,000
7,340,000		Montgomery, AL BMC Special Care Facilities Finance Authority, Series 1997-A, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	7,340,000
9,685,000		Moore Orthopaedic Clinic-Land LLC, Series 2006, (National Bank of South Carolina LOC), 3.190%, 5/1/2008	9,685,000
7,280,000		MSH Realty Co. LLC, Series 2001, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	7,280,000
73,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 2.731%, 5/7/2008	73,000,000
30,000,000		National Australia Bank Ltd., Melbourne, 3.218%, 7/7/2008	30,000,000
75,000,000		National City Bank, 2.678% - 3.100%, 5/1/2008 – 5/13/2008	75,000,000
40,000,000		Natixis, 2.900%, 7/1/2008	40,000,000
5,907,000		North Myrtle Beach Corporate Center LLC, (National Bank of South Carolina LOC), 3.190%, 5/1/2008	5,907,000
2,605,000		Oceana County Freezer Storage, Inc., Series 1999, (Huntington National Bank, Columbus, OH LOC), 4.160%, 5/1/2008	2,605,000
17,285,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 3.450%, 5/1/2008	17,285,000
6,440,000		Plex Indoor Sports LLC, Series 2008, (National Bank of South Carolina LOC), 3.190%, 5/1/2008	6,440,000
20,000,000		PNC Bank, N.A., 2.666%, 5/19/2008	19,999,238
4,175,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 4.270%, 5/1/2008	4,175,000
135,000,000	[1,2]	Royal Bank of Canada, Montreal, 2.699%, 5/1/2008	135,000,000
70,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.740% - 2.745%, 5/1/2008	70,000,000
3,710,000		Six Ten Properties LLC, Series 2004, (Columbus Bank and Trust Co., GA LOC), 3.190%, 5/1/2008	3,710,000
50,000,000	[1,2]	Societe Generale, Paris, 2.703%, 5/2/2008	50,000,000
10,420,000		Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 3.050%, 5/1/2008	10,420,000
11,650,000		Superior Petroleum Co., Series 2007, (Huntington National Bank, Columbus, OH LOC), 3.950%, 5/1/2008	11,650,000
2,590,000		Tipton, IN, Tipton County Memorial Hospital Project, Series 2006B, (Fifth Third Bank, Cincinnati LOC), 2.950%, 5/1/2008	2,590,000
3,310,000		Trinity Baptist Church, Series 2003-A, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	3,310,000
40,000,000		Union Hamilton Special Purpose Funding LLC, Series 2008-1, TRANCHE #1, (Guaranteed by Wachovia Corp.), 3.198%, 6/30/2008	40,000,000
75,000,000		Wachovia Bank N.A., 2.910%, 5/5/2008	75,000,000
100,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.703%, 5/16/2008	100,000,000
6,240,000		World Of Life Christian Center, Series 2007, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	6,240,000
3,670,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.950%, 5/1/2008	3,670,000
		TOTAL	2,150,494,229
		Brokerage — 4.0%
5,000,000	[1,2]	Goldman Sachs Group, Inc., 2.786%, 5/15/2008	5,000,063
210,000,000		Merrill Lynch & Co., Inc., 2.856% - 3.035% , 5/15/2008 – 5/27/2008	210,000,000
36,000,000	[1,2]	Merrill Lynch & Co., Inc., 2.872%, 5/19/2008	36,000,000
150,450,000		Morgan Stanley, 2.410%, 5/1/2008	150,450,000
		TOTAL	401,450,063
		Finance - Commercial — 0.7%
75,000,000		General Electric Capital Corp., 2.744%, 5/9/2008	75,000,000
		Finance – Retail — 0.9%
90,000,000	[1,2]	SLM Corp., 2.718%, 5/12/2008	90,000,000
		Finance - Securities — 2.8%
100,000,000	[1,2]	Asscher Finance Corp., 3.045%, 5/15/2008 (Final Maturity 8/15/2008)	99,989,969
135,000,000	[1,2]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 2.340% - 3.050%, 5/15/08 – 7/21/08 (Final Maturity 4/21/2008 to 8/20/2008)	134,992,025
50,000,000	[1,2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 3.100%, 5/19/2008 (Final Maturity 8/18/2008)	49,997,030
		TOTAL	284,979,024
		Insurance — 1.8%
45,000,000		Genworth Life Insurance Co., 3.186% - 3.476%, 5/9/2008 – 6/2/2008	45,000,000
23,600,000		Hartford Life Global Funding Trust, 2.736%, 5/15/2008	23,600,000
50,000,000		MetLife Insurance Co. of Connecticut, 2.751% - 3.166%, 6/2/2008 - 6/27/2008	50,000,000
37,000,000		Monumental Life Insurance Co., 2.799%, 5/1/2008	37,000,000
30,000,000		New York Life Insurance Co., 3.136%, 5/1/2008	30,000,000
		TOTAL	185,600,000
		Oil & Oil Finance — 0.7%
75,000,000		BP Capital Markets PLC, (Guaranteed by BP PLC), 3.039%, 7/11/2008	75,000,000
		TOTAL NOTES - VARIABLE	3,262,523,316

	REPURCHASE AGREEMENT — 5.6%
572,504,000	Interest in 1,080,000,000 joint repurchase agreement 2.020%, dated 4/30/2008 under which BNP Paribas will repurchase securities provided as collateral for $572,536,124 on 5/1/2008. The securities provided as collateral were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $1,101,661,813.	572,504,000
	TOTAL INVESTMENTS—100.4% (AT AMORTIZED COST)[5]	10,204,292,027
	OTHER ASSETS AND LIABILITIES—NET—(0.4%)[6]	(37,312,856)
	TOTAL NET ASSETS—100%	$10,166,979,171

1
Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales.  At April 30, 2008, these restricted securities amounted to $5,011,452,832, which represented 49.3% of total net assets.

2
Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$18,314,882

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$18,314,882

3
Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
4
Floating rate note with current rate and next reset date shown.
5
Also represents cost for federal tax purposes.
6
Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

IDA IDRB LOC	--Industrial Development Authority --Industrial Development Revenue Bond --Letter of Credit

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the
Investment Company Act of 1940, as amended.

Federated Government Reserves Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES — 46.1%
$50,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.649%, 5/8/2008	$50,000,000
2,992,300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.120% - 4.832%, 5/1/2008 - 7/30/2008	2,992,437,626
1,093,930,000		Federal Home Loan Bank System Notes, 2.250% - 5.125%, 6/30/2008 - 4/24/2009	1,093,893,727
420,741,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.070% - 3.845%, 7/7/2008 - 9/22/2008	417,867,443
375,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.436% - 2.816%, 5/8/2008 - 6/26/2008	375,042,992
203,055,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 4.370%, 1/16/2009 - 4/2/2009	203,055,000
30,000,000	[2]	Federal National Mortgage Association Discount Notes, 5.000%, 5/12/2008	29,954,167
322,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 2.310% - 2.747%, 5/1/2008 - 7/28/2008	322,453,443
67,500,000		Federal National Mortgage Association Notes, 2.875% - 5.200%, 5/5/2008 - 6/2/2008	67,479,924
		TOTAL U.S. GOVERNMENT AGENCIES	5,552,184,322
		REPURCHASE AGREEMENTS — 53.9%
1,500,000,000		Repurchase agreement 2.020%, dated 4/30/2008 under which Bank of America Securities N.A. will repurchase securities provided as collateral for $1,500,084,167 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2038 and the market value of those underlying securities was $1,530,085,850.	1,500,000,000
2,000,000,000		Repurchase agreement 2.010%, dated 4/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,111,667 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2039 and the market value of those underlying securities was $2,060,115,017.	2,000,000,000
507,496,000		Interest in $1,080,000,000 joint repurchase agreement 2.020%, dated 4/30/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $507,524,476 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $1,101,661,813.	507,496,000
100,000,000	[3]	Repurchase agreement 2.120%, dated 4/29/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $100,553,556 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2038 and the market value of those underlying securities was $102,006,007.	100,000,000
2,000,000,000		Repurchase agreement 2.000%, dated 4/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,000,111,111 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2048 and the market value of those underlying securities was $2,040,113,334.	2,000,000,000
250,000,000	[3]	Repurchase agreement 2.100%, dated 4/30/2008 under which Credit Suisse First Boston LLC will repurchase securities provided as collateral for $250,481,250 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2036 and the market value of those underlying securities was $255,001,131.	250,000,000
85,000,000	[3]	Repurchase agreement 2.750%, dated 2/21/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $85,798,646 on 6/23/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/25/2033 and the market value of those underlying securities was $88,004,830.	85,000,000
45,000,000	[3]	Repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $47,405,038 on 5/27/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 01/25/2042 and the market value of those underlying securities was $48,646,980.	45,000,000
		TOTAL REPURCHASE AGREEMENTS	6,487,496,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[4]	12,039,680,322
	OTHER ASSETS AND LIABILITIES—NET—(0.0%)[5]		1,398,037
	TOTAL NET ASSETS—100%		$12,041,078,359

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at the time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

INVESTMENT VALUATION
The Fund uses the  amortized  cost method to value its  portfolio  securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Federated Master Trust

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.9%
		Finance - Automotive--2.0%
$915,744	[1]	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	$915,744
869,660	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	869,659
408,967		Carmax Auto Owner Trust 2008-1, Class A1, 4.454%, 1/15/2009	408,967
181,575	[1,2]	Ford Credit Auto Owner Trust 2007-B, Class A1, 5.291%, 10/15/2008	181,575
2,788,119	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.018%, 2/13/2009	2,788,119
		TOTAL	5,164,064
		Finance - Retail--1.9%
5,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 2.696%, 5/17/2008	5,000,000
		TOTAL ASSET-BACKED SECURITIES	10,164,064
		CERTIFICATES OF DEPOSIT--14.6%
		Banking--14.6%
1,000,000		Bank of Montreal, 3.250%, 7/29/2008	1,000,000
1,000,000		Bank of Scotland, Edinburgh, 5.310%, 5/22/2008 - 5/23/2008	1,000,000
11,000,000		Barclays Bank PLC, 3.050% - 4.580%, 6/2/2008 - 2/23/2009	11,003,163
9,000,000		Comerica Bank, 4.250% - 4.850%, 5/20/2008 - 7/10/2008	9,000,000
5,500,000		Credit Suisse, Zurich, 4.420% - 5.380%, 5/21/2008 - 7/3/2008	5,500,000
3,000,000		DePfa Bank PLC, 4.920% - 4.940%, 6/4/2008 - 6/11/2008	3,000,000
1,000,000		National City Bank, 2.780%, 9/11/2008	1,000,000
3,000,000		Natixis, 4.860%, 6/18/2008	3,000,000
1,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.850%, 5/21/2008	1,000,000
2,000,000		UBS AG, 4.780%, 10/15/2008	2,000,000
		TOTAL CERTIFICATES OF DEPOSIT	37,503,163
		COLLATERALIZED LOAN AGREEMENTS--12.1%
		Banking--7.4%
8,000,000		RBC Capital Markets Corp., 2.674%, 5/1/2008	8,000,000
5,000,000		UBS Securities LLC, 3.143%, 7/21/2008	5,000,000
6,000,000		Wachovia Securities, Inc., 2.725%, 5/1/2008	6,000,000
		TOTAL	19,000,000
		Brokerage--4.7%
12,000,000		Citigroup Global Markets, Inc., 2.674%, 5/1/2008	12,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	31,000,000
		COMMERCIAL PAPER --38.1%[3]
		Banking--5.2%
4,600,000	[1,2]	Fountain Square Commercial Funding Corp., 3.250% - 3.300%, 5/15/2008 - 9/30/2008	4,574,195
6,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.650%, 9/26/2008	5,934,633
3,000,000		Societe Generale North America, Inc., 2.955%, 8/14/2008	2,974,144
		TOTAL	13,482,972
		Finance - Automotive--4.2%
1,000,000		DRAC LLC, (A1+/P1 Series), 4.350%, 7/21/2008	992,463
10,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.800% - 3.750%, 6/25/2008 - 10/14/2008	9,902,133
		TOTAL	10,894,596
		Finance - Commercial--8.3%
12,485,000	[1,2]	Fairway Finance Co. LLC, 2.800% - 3.130%, 5/15/2008 - 7/2/2008	12,446,990
9,000,000	[1,2]	Versailles Commercial Paper LLC, 3.250% - 3.300%, 5/12/2008 - 6/5/2008	8,982,201
		TOTAL	21,429,191
		Finance - Retail--19.6%
4,000,000	[1,2]	Alpine Securitization Corp., 3.070% - 3.120%, 5/12/2008 - 5/21/2008	3,994,657
5,000,000	[1,2]	Amsterdam Funding Corp., 3.100%, 5/22/2008	4,990,958
8,500,000	[1,2]	Barton Capital LLC, 2.670% - 3.150%, 5/8/2008 - 7/9/2008	8,481,153
5,000,000	[1,2]	Chariot Funding LLC, 2.780%, 6/12/2008	4,983,783
10,000,000	[1,2]	Falcon Asset Securitization Company LLC, 3.030% - 3.080%, 5/29/2008 - 6/5/2008	9,973,293
8,000,000	[1,2]	Sheffield Receivables Corp., 2.700%, 6/23/2008	7,968,200
10,000,000	[1,2]	Tulip Funding Corp., 2.750% - 3.100%, 5/20/2008 - 7/15/2008	9,963,174
		TOTAL	50,355,218
		Pharmaceuticals and Health Care--0.8%
2,000,000	[1,2]	AstraZeneca PLC, 2.920%, 8/26/2008	1,981,020
		TOTAL COMMERCIAL PAPER	98,142,997
		CORPORATE BONDS--0.8%
		Banking--0.8%
2,000,000		Marshall & Ilsley Bank, Milwaukee, 4.500%, 8/25/2008	2,007,895
		CORPORATE NOTES--1.0%
		Finance - Securities--1.0%
1,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 6/2/2008	999,992
1,500,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 5/19/2008 -8/5/2008	1,500,000
		TOTAL CORPORATE NOTES	2,499,992
		LOAN PARTICIPATION--1.9%
		Chemicals--1.9%
5,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 2.850%, 5/28/2008	5,000,000
		NOTES – VARIABLE --27.7%[4]
		Banking--17.4%
3,000,000		BNP Paribas SA, 2.829%, 5/28/2008	2,999,580
2,000,000	[1,2]	Bank of Ireland, 2.790%, 5/19/2008	2,000,000
5,000,000	[1,2]	Bank of Montreal, 3.381%, 6/5/2008	5,000,000
2,000,000	[1,2]	Bank of New York Mellon Corp., 2.946%, 5/27/2008	2,000,000
3,000,000		Bank of Scotland, Edinburgh, 2.669%, 6/24/2008	3,000,000
1,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.724%, 5/9/2008	1,000,000
1,960,000		Capital Markets Access Co. LC, West Broad Holdings LLC (Series 2007), (Wachovia Bank N.A. LOC), 3.040%, 5/1/2008	1,960,000
765,000		Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 3.150%, 5/1/2008	765,000
4,000,000	[1,2]	Credit Agricole S.A., 2.569%, 6/23/2008	4,000,000
1,000,000	[1,2]	ING Bank N.V., 2.856%, 6/26/2008	1,000,000
4,000,000		Marshall & Ilsley Bank, Milwaukee, 2.885%, 5/27/2008	4,000,000
3,000,000		National Australia Bank Ltd., Melbourne, 3.218%, 6/6/2008	3,000,000
935,000		Richland County, MT, Sidney Health Center Project, (Series 2007B), (Allied Irish Banks PLC LOC), 3.000%, 5/1/2008	935,000
1,000,000	[1,2]	Royal Bank of Canada, Montreal, 2.709%, 5/1/2008	1,000,000
1,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.740%, 5/1/2008	1,000,000
4,500,000		SunTrust Bank, 2.718%, 5/12/2008	4,493,436
1,900,000		Union Hamilton Special Purpose Funding LLC, (Series 2008-1), Tranche #1, (GTD by Wachovia Corp.), 3.171%, 6/30/2008	1,900,000
2,000,000		Wachovia Bank N.A., 2.910%, 7/4/2008	2,000,000
2,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.713%, 5/16/2008	2,500,000
10,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 4.270%, 5/1/2008	10,000
285,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 3.400%, 5/1/2008	285,000
		TOTAL	44,848,016
		Brokerage--3.7%
2,000,000	[1,2]	Goldman Sachs Group, Inc., 2.786%, 5/15/2008	2,000,011
1,000,000	[1,2]	Merrill Lynch & Co., Inc., 2.872%, 5/19/2008	1,000,000
3,500,000		Merrill Lynch & Co., Inc., 3.035% - 3.058%, 5/22/2008 - 5/27/2008	3,500,000
3,000,000		Morgan Stanley, 2.410%, 5/1/2008	3,000,000
		TOTAL	9,500,011
		Finance - Commercial--1.6%
4,000,000		General Electric Capital Corp., 2.744%, 5/9/2008	4,000,000
		Finance - Securities--1.9%
1,000,000	[1,2]	Asscher Finance Corp., 3.045%, 5/15/2008 (Final Maturity 8/15/2008)	999,915
3,500,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.090% - 3.045%, 5/15/2008 (Final Maturity 8/15/2008)	3,499,783
500,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.315%, 5/1/2008 (Final Maturity 5/30/2008)	499,994
		TOTAL	4,999,692
		Insurance--1.9%
2,000,000		MetLife Insurance Co. of Connecticut, 3.166%, 6/2/2008	2,000,000
2,000,000		Monumental Life Insurance Co., 2.799%, 5/1/2008	2,000,000
1,000,000	[1,2]	Pacific Life Global Funding, 2.780%, 5/6/2008	1,000,002
		TOTAL	5,000,002
		Oil & Oil Finance--1.2%
3,000,000		BP Capital Markets p.l.c., (GTD by BP PLC), 3.039%, 6/11/2008	3,000,000
		TOTAL NOTES - VARIABLE	71,347,721
		REPURCHASE AGREEMENT--1.6%
4,132,000		Interest in $4,000,000,000 joint repurchase agreement 2.010%, dated 4/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,000,223,333 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $4,096,848,910.	4,132,000
		TOTAL INVESTMENTS --- 101.7% (AT AMORTIZED COST)[5]	261,797,832
		OTHER ASSETS AND LIABILITIES --- NET --- (1.7)%[6]	(4,482,426)
		TOTAL NET ASSETS --- 100%	$257,315,406

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $124,029,051, which represented 48.2% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2008, these liquid restricted securities amounted to $123,113,307, which represented 47.9% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$915,744
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
LOC	--Letter of Credit

Federated Municipal Trust

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS—99.6%[1,2]
		Alabama—1.9%
$600,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/ (Wachovia Bank, N.A. LOC), 2.650%, 5/1/2008	$600,000
45,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 2.650%, 5/1/2008	45,000
3,925,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 2.650%, 5/1/2008	3,925,000
5,000,000		Chatom, AL IDB, (Series 2001) Weekly VRDNs (Alabama Electric Co-op, Inc.)/(Regions Bank, Alabama LOC), 2.650%, 5/1/2008	5,000,000
		TOTAL	9,570,000
		Arizona—2.7%
8,075,000		Phoenix, AZ Civic Improvement Corp., Senior Lien Wastewater System (Series 2004A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 4.000%, 5/7/2008	8,075,000
5,910,000	[3,4]	Phoenix, Maricopa County, Pima County, AZ IDA, MERLOTS (Series 2007-E3) Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 2.870%, 5/7/2008	5,910,000
		TOTAL	13,985,000
		Arkansas— 1.0%
5,200,000		Arkansas Development Finance Authority, (Series 2000F) Weekly VRDNs (Capri, LLC)/(Regions Bank, Alabama LOC), 2.630%, 5/1/2008	5,200,000
		Colorado—3.1%
10,000,000		Bachelor Gulch Metropolitan District, CO, (Series 2004), 3.600% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/3/2008	10,000,000
1,300,000		Colorado Agricultural Development Authority, (Series 2000) Weekly VRDNs (Rocky Mountain Milling LLC)/ (SunTrust Bank LOC), 2.630%, 5/1/2008	1,300,000
2,300,000		Colorado HFA, (Series 2005B) Weekly VRDNs (Closet Factory)/(Bank of New York LOC), 2.630%, 5/1/2008	2,300,000
2,255,000		Colorado HFA, (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.630%, 5/1/2008	2,255,000
		TOTAL	15,855,000
		District of Columbia—2.1%
11,000,000		District of Columbia HFA, SFM Revenue Bonds Draw down series 2005, 2.840% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 12/22/2008	11,000,000
		Florida—6.5%
8,400,000	[3,4]	Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.540%, 5/1/2008	8,400,000
4,700,000	[3,4]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.490%, 5/1/2008	4,700,000
20,000,000		North Broward Florida Hospital District, (Series 2005A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 4.000%, 5/7/2008	20,000,000
		TOTAL	33,100,000
		Georgia—3.9%
1,000,000		Cobb County, GA Development Authority, (Series 2007) Weekly VRDNs (Republic Services, Inc.), 3.900%, 5/1/2008	1,000,000
16,425,000		DeKalb County, GA MFH Authority, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Regions Bank, Alabama LOC), 2.650%, 5/1/2008	16,425,000
1,000,000		Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank LOC), 2.740%, 5/1/2008	1,000,000
1,400,000		Fulton County, GA IDA, (Series 1989) Weekly VRDNs (STO Corp.)/(Dresdner Bank AG, Frankfurt LOC), 2.700%, 5/1/2008	1,400,000
		TOTAL	19,825,000
		Idaho—0.4%
2,300,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(BNP Paribas SA LOC), 2.630%, 5/1/2008	2,300,000
		Illinois—4.9%
1,000,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1998) Weekly VRDNs (Yeomans Chicago Corp.)/(Regions Bank, Alabama LOC), 2.580%, 5/1/2008	1,000,000
4,200,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1999) Weekly VRDNs (Jania Family LLC)/ (LaSalle Bank, N.A. LOC), 2.580%, 5/1/2008	4,200,000
5,740,000	[3,4]	Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-C70) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.870%, 5/7/2008	5,740,000
2,640,000	[3,4]	Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-E5) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.870%, 5/7/2008	2,640,000
2,335,000		Chicago, IL Midway Airport, (Series 1998B) Daily VRDNs (MBIA Insurance Corp. INS)/ (JPMorgan Chase Bank, N.A. LIQ), 2.800%, 5/1/2008	2,335,000
4,500,000	[3,4]	Chicago, IL SFM, RBC Floater Certificate (Series S-1) Weekly VRDNs (GNMA COL)/ (Royal Bank of Canada, Montreal LIQ), 2.560%, 5/1/2008	4,500,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/ Federal Home Loan Bank of Indianapolis LOC), 2.630%, 5/1/2008	3,400,000
1,090,000		Illinois Housing Development Authority, (2007 Subseries H-2), 3.480% TOBs, Mandatory Tender, 10/1/2008	1,090,000
		TOTAL	24,905,000
		Indiana—5.0%
3,150,000		Goshen, IN EDRB, (Series 2007) Weekly VRDNs (LMA-HUF Development LLC)/(Comerica Bank LOC), 2.580%, 5/1/2008	3,150,000
4,665,000	[3,4]	Indiana State HFA, PUTTERs (Series 1204) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.780%, 5/1/2008	4,665,000
1,700,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series 2005G-1) Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/ DePfa Bank PLC LIQ), 4.500%, 5/1/2008	1,700,000
13,530,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series 2005G-2) Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 4.500%, 5/1/2008	13,530,000
2,500,000		Lafayette, IN School Corp., 3.750% TANs, 12/31/2008	2,507,256
		TOTAL	25,552,256
		Kansas—0.5%
2,437,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2005-13 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.550%, 5/1/2008	2,437,000
		Kentucky—1.1%
178,000		Kenton County, KY, (Series 1999) Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/ (National City Bank LOC), 2.800%, 5/1/2008	178,000
215,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 2.760%, 5/1/2008	215,000
5,120,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 2.700%, 5/1/2008	5,120,000
		TOTAL	5,513,000
		Louisiana —0.2%
1,240,000	[3,4]	Jefferson Parish, LA Home Mortgage Authority, MERLOTS (Series 2001-A79) Weekly VRDNs (GNMA COL)/ (Wachovia Bank, N.A. LIQ), 2.870%, 5/7/2008	1,240,000
		Maine—0.7%
1,100,000		Maine State Housing Authority, Mortgage Purchase Bonds (2007 Series F), 3.850% TOBs, Mandatory Tender 9/22/2008	1,100,000
2,525,000	[3,4]	Maine State Housing Authority, PUTTERs (Series 1414B) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.610%, 5/1/2008	2,525,000
		TOTAL	3,625,000
		Maryland—2.3%
6,250,000	[3,4]	Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-C54) Weekly VRDNs (Bank of New York LIQ), 2.870%, 5/7/2008	6,250,000
5,600,000	[3,4]	Maryland Industrial Development Financing Authority, Term Tender Custodial Receipts (Series 2008S), 2.550% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	5,604,756
		TOTAL	11,854,756
		Massachusetts—0.4%
2,160,000		Massachusetts Development Finance Agency, (Series 2004), 1.650% CP (Nantucket Electric Co.)/ (Massachusetts Electric Co. GTD), Mandatory Tender 7/7/2008	2,160,000
		Michigan—1.0%
5,000,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.850% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	5,004,032
		Minnesota—1.3%
4,700,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 2.700%, 5/1/2008	4,700,000
2,000,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC), 2.480%, 5/2/2008	2,000,000
		TOTAL	6,700,000
		Mississippi—5.7%
1,870,000		Mississippi Business Finance Corp., (Series 1998) Weekly VRDNs (American Metal Sales, Inc.)/(First Tennessee Bank, N.A. LOC), 3.550%, 5/1/2008	1,870,000
150,000		Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 2.700%, 5/1/2008	150,000
3,460,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Regions Bank, Alabama LOC), 2.650%, 5/1/2008	3,460,000
2,600,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 2.650%, 5/1/2008	2,600,000
1,680,000		Mississippi Business Finance Corp., Revenue Bonds (Series 2001) Weekly VRDNs (H. M. Richards, Inc.)/(Regions Bank, Alabama LOC), 2.700%, 5/1/2008	1,680,000
1,000,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank, N.A. LOC), 2.650%, 5/1/2008	1,000,000
6,200,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wachovia Bank, N.A. LOC), 2.650%, 5/1/2008	6,200,000
4,000,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank, N.A. LOC), 2.650%, 5/1/2008	4,000,000
370,000		Mississippi Home Corp., MFH Revenue Refunding Bonds (Series 1991D-1) Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank, N.A. LOC), 2.700%, 5/1/2008	370,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 4.300% TOBs (Laurel Park Apartments)/(First Tennessee Bank, N.A. LOC), Mandatory Tender 6/1/2008	7,800,000
		TOTAL	29,130,000
		Missouri—1.0%
395,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2000-QQQ) Weekly VRDNs (GNMA COL)/(Wachovia Bank, N.A. LIQ), 2.870%, 5/7/2008	395,000
4,601,400		Missouri State Housing Development Commission, SFM Revenue Refunding Bonds Draw Down (Series 2007A), 2.609% TOBs (Natixis Funding Corp. INV), Mandatory Tender 3/1/2009	4,601,400
		TOTAL	4,996,400
		Multi State—6.8%
3,052,652	[3,4]	ABN AMRO Chicago Corp. 1997-1 Lease TOPS Trust Weekly VRDNs (Bank of America, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 2.630%, 5/1/2008	3,052,652
10,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate AMT) Series 2002-09 Weekly VRDNs (GNMA COL)/ (AMBAC Assurance Corporation, FSA, Inc., MBIA Insurance Corp. INS and State Street Bank and Trust Co. LIQs), 2.630%, 5/1/2008	10,000,000
4,523,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate AMT) Series 2007-40 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.580%, 5/1/2008	4,523,000
15,100,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate AMT) Series 2007-52 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.580%, 5/1/2008	15,100,000
445,000	[3,4]	JPMorgan Chase & Co. I-Putters Trust (Series 2382P) Weekly VRDNs (FSA, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.730%, 5/1/2008	445,000
1,800,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001) VRDNs (AMBAC Assurance Corporation, FSA, Inc., MBIA Insurance Corp. INS and Merrill Lynch & Co., Inc. LIQs), 2.580%, 5/1/2008	1,800,000
		TOTAL	34,920,652
		Nebraska—1.0%
5,330,000	[3,4]	Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.610%, 5/1/2008	5,330,000
		Nevada—5.6%
14,100,000		Clark County, NV Airport System, (Series 1993A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local and JPMorgan Chase Bank, N.A. LIQs), 3.800%, 5/7/2008	14,100,000
5,400,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/ (Bayerische Landesbank (Guaranteed) LIQ), 4.500%, 5/7/2008	5,400,000
3,100,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 2.850%, 5/1/2008	3,100,000
3,075,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Key Bank, N.A. LOC), 2.650%, 5/1/2008	3,075,000
2,990,000	[3,4]	Nevada Rural Housing Authority, MERLOTS (Series 2007-E6) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.870%, 5/7/2008	2,990,000
		TOTAL	28,665,000
		New Jersey—7.9%
8,875,000	[3,4]	ABN AMRO Muni TOPS Certificates Trust (New York/New Jersey AMT) Series 2006-87 Weekly VRDNs (Port Authority of New York and New Jersey)/(FSA, Inc. INS)/(Bank of America, N.A. LIQ), 2.470%, 5/1/2008	8,875,000
1,900,000		Atlantic Highlands, NJ, 2.500% BANs, 4/22/2009	1,908,158
4,000,000		Beachwood, NJ, 4.000% BANs, 8/29/2008	4,002,643
1,606,500		Franklin Township, Warren County, NJ, 3.750% BANs, 10/24/2008	1,611,009
2,000,000		Hoboken, NJ, 3.750% TANs, 8/29/2008	2,002,253
4,643,665		Lambertville, NJ, 3.850% BANs, 6/13/2008	4,644,993
5,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 2.730%, 5/1/2008	5,000,000
2,923,925		Palmyra Borough, NJ, 3.600% BANs, 12/19/2008	2,931,099
2,000,000		Spring Lake Boro, NJ, 3.900% BANs, 10/17/2008	2,002,667
7,203,000		Wildwood, NJ, 4.375% BANs, 5/9/2008	7,203,613
		TOTAL	40,181,435
		New Mexico—0.6%
3,000,000		New Mexico Mortgage Finance Authority, (Draw Down Issue 2008), 2.680% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 10/1/2008	3,000,000
		New York—5.9%
1,670,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.580%, 5/1/2008	1,670,000
1,265,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/ (Citizens Bank of Pennsylvania LOC), 3.010%, 5/7/2008	1,265,000
1,820,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/ (Bank of America, N.A. LOC), 2.300%, 5/1/2008	1,820,000
2,000,000	[3,4]	Hempstead, NY IDA, ROCs (Series 737CE) Weekly VRDNs (Park Lake Residences LP)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 2.580%, 5/1/2008	2,000,000
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 3.010%, 5/7/2008	1,700,000
1,505,000		Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.100%, 5/1/2008	1,505,000
4,515,000	[3,4]	Nassau County, NY IDA, ROCs (Series 738CE) Weekly VRDNs (Mill River Residences)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 2.580%, 5/1/2008	4,515,000
1,900,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank N.A., New York LOC), 2.570%, 5/1/2008	1,900,000
8,110,000	[3,4]	New Rochelle, NY IDA, ROCs (Series 10252CE) Weekly VRDNs (550 Fifth Avenue Owner LP)/(Citigroup, Inc. LIQ)/(Citigroup, Inc. LOC), 2.590%, 5/1/2008	8,110,000
1,700,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.560%, 5/1/2008	1,700,000
1,050,000		Onondaga County, NY IDA, (Series 2000) Weekly VRDNs (M.S. Kennedy Corp.)/(Key Bank, N.A. LOC), 2.560%, 5/1/2008	1,050,000
2,250,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/ (Mellon Bank, N.A. LOC), 2.650%, 5/1/2008	2,250,000
550,000		Wyoming County, NY IDA, (Series 1999A) Weekly VRDNs (TPI Arcade, Inc.)/(Regions Bank, Alabama LOC), 2.500%, 5/1/2008	550,000
		TOTAL	30,035,000
		North Carolina—1.5%
5,100,000		Charlotte, NC Airport, Refunding Revenue Bonds (Series 1993A) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.800%, 5/7/2008	5,100,000
2,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 2.950%, 5/7/2008	2,500,000
		TOTAL	7,600,000
		Ohio—4.0%
14,420,000	3.4	Buckeye Tobacco Settlement Financing Authority, OH, (MT-524) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.590%, 5/1/2008	14,420,000
4,000,000	3.4	Franklin County, OH, Term Tender Custodial Receipts (Series 2008N), 2.550% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	4,002,319
1,000,000		Kent, OH, 4.000% BANs, 10/16/2008	1,001,772
1,100,000		Licking County, OH Career & Technology Educational Centers, 4.500% BANs, 9/10/2008	1,102,789
		TOTAL	20,526,880
		Oklahoma—5.7%
350,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 2.850%, 5/1/2008	350,000
2,493,178	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2004-3 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.550%, 5/1/2008	2,493,178
1,500,000		Oklahoma Development Finance Authority, (Series 2002) Weekly VRDNs (ConocoPhillips Co.)/ (ConocoPhillips GTD), 2.730%, 5/7/2008	1,500,000
4,650,000	[3,4]	Oklahoma Student Loan Authority, DFA Floating Certificates (Series 2008-08) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.830%, 5/1/2008	4,650,000
20,000,000	[3,4]	Oklahoma Student Loan Authority, DFA Municipal Trust (Series 2008-10) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.830%, 5/1/2008	20,000,000
		TOTAL	28,993,178
		Pennsylvania—1.2%
3,670,000	3.4	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-C), 2.950% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/18/2008	3,672,945
2,500,000		Philadelphia, PA Airport System, (Series 2005B) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.000%, 5/7/2008	2,500,000
		TOTAL	6,172,945
		South Carolina—2.9%
3,375,000		South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.), 3.900%, 5/1/2008	3,375,000
1,100,000		South Carolina State Housing Finance & Development Authority, (Series 2007B), 3.870% BANs, 9/2/2008	1,100,000
10,210,000	[3,4]	South Carolina State Housing Finance & Development Authority, PUTTERs (Series 1388) Weekly VRDNs (AMBAC Assurance Corporation INS)/(JPMorgan Chase & Co. LIQ), 2.780%, 5/1/2008	10,210,000
		TOTAL	14,685,000
2,400,000		Tennessee— 1.3%
		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wachovia Bank, N.A. LOC), 2.550%, 5/1/2008	2,400,000
3,900,000		Knox County, TN Health Education & Housing Facilities Board, (Series 1999) Weekly VRDNs (West Vista Ridge Apartments)/(First Tennessee Bank, N.A. LOC), 3.550%, 5/1/2008	3,900,000
445,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003) Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 2.750%, 5/1/2008	445,000
		TOTAL	6,745,000
		Texas—5.9%
3,000,000		Dallam County, TX Industrial Development Corp., (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/ (Wachovia Bank, N.A. LOC), 2.630%, 5/1/2008	3,000,000
1,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(Republic Services, Inc. GTD), 4.200%, 5/1/2008	1,500,000
1,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 2.750%, 5/7/2008	1,800,000
7,500,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank, N.A. LOC), 2.650%, 5/1/2008	7,500,000
5,700,000	[3,4]	San Antonio, TX Housing Finance Corp., ROCs (Series 822CE) Weekly VRDNs (Babcock Villa & Stone Ridge Apartments)/(Citigroup, Inc. LIQ)/(Citigroup, Inc. LOC), 2.610%, 5/1/2008	5,700,000
2,500,000	3.4	Tarrant County, TX Cultural Education Facilities Finance Corp., Term Tender Custodial Receipts (Series 2008AE), 2.790% TOBs (Methodist Hospitals of Dallas), Mandatory Tender 7/22/2008	2,500,493
7,860,000	[3,4]	Texas State Affordable Housing Corp., MERLOTS (Series 2007-C62), 3.550% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 10/15/2008	7,860,000
600,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004) Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 2.650%, 5/1/2008	600,000
		TOTAL	30,460,493
		Virginia—1.3%
3,500,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.300% CP (Virginia Electric & Power Co.), Mandatory Tender 5/7/2008	3,500,000
3,000,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wachovia Bank, N.A. LIQ), 2.870%, 5/7/2008	3,000,000
		TOTAL	6,500,000
		Washington—1.1%
3,500,000		King County, WA Sewer System, (Series 2006A) Weekly VRDNs (MBIA Insurance Corp. INS)/(KBC Bank N.V. LIQ), 2.600%, 5/1/2008	3,500,000
2,000,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.560%, 5/1/2008	2,000,000
		TOTAL	5,500,000
		Wisconsin—1.2%
1,000,000		Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 2.730%, 5/1/2008	1,000,000
4,990,000	[3,4]	Wisconsin Housing & EDA, ROCs (Series 11136) Weekly VRDNs (Citibank N.A., New York LIQ), 2.510%, 5/1/2008	4,990,000
		TOTAL	5,990,000
		TOTAL INVESTMENTS—99.6% …….(AT AMORTIZED COST)[5]	509,258,027
		OTHER ASSETS AND LIABILITIES – NET – 0.4%[6]	2,177,051
		TOTAL NET ASSETS – 100%	$511,435,078
Securities that are subject to the federal alternative minimum tax (AMT) represent 66.8% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2008 the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier          Second Tier
    95.6%                4.4%

2	Current rate and next reset date shown on Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933: or (b) is subject to contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $219,950,375, which represented 43.0% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.  At April 30, 2008 these liquid restricted securities amounted to $219,950,375, which represented 43.0% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
EDRB	--Economic Development Revenue Bond
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

Federated Short-Term U.S. Government Trust

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--46.4%
$1,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.649%, 5/8/2008	$1,000,000
61,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.120% - 2.953%, 5/1/2008 - 7/30/2008	61,002,914
27,265,000		Federal Home Loan Bank System Notes, 2.250% - 5.250%, 6/6/2008 - 5/15/2009	27,298,287
4,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.110% - 3.845%, 7/7/2008 - 9/22/2008	4,463,947
7,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.664% - 2.816%, 5/8/2008 - 5/28/2008	7,498,951
3,500,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 4.370%, 10/15/2008 - 4/2/2009	3,496,208
1,000,000	[2]	Federal National Mortgage Association Discount Notes, 5.000%, 5/12/2008	998,472
7,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 2.310% - 2.747%, 5/1/2008 - 7/28/2008	6,999,008
2,120,000		Federal National Mortgage Association Notes, 2.875% - 4.300%, 5/5/2008 - 9/2/2008	2,118,357
		TOTAL GOVERNMENT AGENCIES	114,876,144
		REPURCHASE AGREEMENTS--53.5%
5,000,000		Interest in $5,893,000,000 joint repurchase agreement 1.97%, dated 4/30/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,893,322,478 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $6,011,189,000.	5,000,000
7,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,500,140,278 on 5/1/2008. The securities provided as collateral at the end of the period were a U.S. Treasury security and U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $2,550,143,174.	7,000,000
2,000,000	[3]	Interest in $225,000,000 joint repurchase agreement 2.10%, dated 4/25/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $225,380,625 on 5/27/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2038 and the market value of those underlying securities was $230,090,452.	2,000,000
1,000,000	[3]	Interest in $190,000,000 joint repurchase agreement 2.12%, dated 4/28/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $191,007,000 on 7/28/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2037 and the market value of those underlying securities was $194,419,226.	1,000,000
3,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 2.14%, dated 4/22/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,832,222 on 5/21/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $511,860,716.	3,000,000
12,000,000		Interest in $3,668,061,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,668,266,819 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $3,741,632,155.	12,000,000
12,611,000		Interest in $4,000,000,000 joint repurchase agreement 2.01%, dated 4/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,000,223,333 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $4,096,848,910.	12,611,000
12,000,000		Interest in $3,500,000,000 joint repurchase agreement 2.00%, dated 4/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,500,194,444 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2048 and the market value of those underlying securities was $3,570,198,334.	12,000,000
7,000,000		Interest in $250,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $250,014,028 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2038 and the market value of those underlying securities was $257,501,723.	7,000,000
5,000,000	[3]	Interest in $1,260,000,000 joint repurchase agreement 2.10%, dated 4/30/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,262,425,500 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $1,297,805,308.	5,000,000
4,000,000	[3]	Interest in $970,000,000 joint repurchase agreement 2.35%, dated 4/7/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $971,899,583 on 5/7/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2038 and the market value of those underlying securities was $1,000,601,101.	4,000,000
12,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,140,278 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2047 and the market value of those underlying securities was $2,555,836,445.	12,000,000
1,000,000	[3]	Interest in $340,000,000 joint repurchase agreement 2.4775%, dated 2/13/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $344,071,358 on 8/6/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $347,820,277.	1,000,000
12,000,000		Interest in $4,500,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $4,500,252,500 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $4,590,002,963.	12,000,000
12,000,000		Interest in $500,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $500,028,056 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $510,599,529.	12,000,000
12,000,000		Interest in $2,000,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,112,222 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2043 and the market value of those underlying securities was $2,052,283,993.	12,000,000
1,000,000	[3]	Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $154,856,456 on 5/27/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/15/2037 and the market value of those underlying securities was $151,991,866.	1,000,000
12,000,000		Interest in $150,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,008,417 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2036 and the market value of those underlying securities was $153,553,607.	12,000,000
		TOTAL REPURCHASE AGREEMENTS	132,611,000
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[4]	247,487,144
		OTHER ASSETS AND LIABILITIES – NET—0.1%[5]	311,469
		TOTAL NET ASSETS—100%	$247,798,613

1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Government Obligations Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount	Value

		GOVERNMENT AGENCIES--46.5%
$135,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.649%, 5/8/2008	$135,000,000
7,757,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.120% - 3.111%, 5/1/2008 - 7/30/2008	7,757,560,333
3,271,170,000		Federal Home Loan Bank System Notes, 2.250% - 5.250%, 6/11/2008 - 5/15/2009	3,271,902,456
834,537,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.110% - 3.855%, 6/13/2008 - 9/22/2008	828,529,681
1,037,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.436% - 2.816%, 5/8/2008 - 6/26/2008	1,037,121,328
399,000,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 4.370%, 12/26/2008 - 4/2/2009	398,990,205
96,000,000	[2]	Federal National Mortgage Association Discount Notes, 4.990% - 5.000%, 5/12/2008	95,853,486
814,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 2.310% - 2.747%, 5/1/2008 - 7/28/2008	814,387,053
409,907,000	[1]	Housing and Urban Development Floating Rate Notes, 2.898%, 5/1/2008	409,907,000
		TOTAL GOVERNMENT AGENCIES	14,749,251,542
		REPURCHASE AGREEMENTS--53.4%
75,000,000		Repurchase agreement 2.02%, dated 4/30/2008 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $75,004,208 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2037 and the market value of those underlying securities was $76,504,293.	75,000,000
394,903,000		Interest in $5,893,000,000 joint repurchase agreement 1.97%, dated 4/30/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,893,322,478 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $6,011,189,000.	394,903,000
1,456,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,500,140,278 on 5/1/2008. The securities provided as collateral at the end of the period were a U.S. Treasury and U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $2,550,143,174.	1,456,000,000
200,000,000	[3]	Repurchase agreement 2.10%, dated 4/24/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $200,385,000 on 5/27/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $204,083,301.	200,000,000
60,000,000	[3]	Interest in $225,000,000 joint repurchase agreement 2.10%, dated 4/25/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $225,380,625 on 5/27/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2038 and the market value of those underlying securities was $230,090,452.	60,000,000
109,000,000	[3]	Interest in $190,000,000 joint repurchase agreement 2.12%, dated 4/28/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $191,007,000 on 7/28/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2037 and the market value of those underlying securities was $194,419,226.	109,000,000
256,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 2.14%, dated 4/22/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,832,222 on 5/21/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $511,860,716.	256,000,000
1,582,061,000		Interest in $3,668,061,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,668,266,819 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $3,741,632,155.	1,582,061,000
1,355,415,000		Interest in $4,000,000,000 joint repurchase agreement 2.01%, dated 4/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,000,223,333 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $4,096,848,910.	1,355,415,000
450,000,000		Repurchase agreement 2.02%, dated 4/30/2008 under which Calyon Securities will repurchase securities provided as collateral for $450,025,250 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2037 and the market value of those underlying securities was $463,526,008.	450,000,000
2,414,000,000		Interest in $3,500,000,000 joint repurchase agreement 2.00%, dated 4/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,500,194,444 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2048 and the market value of those underlying securities was $3,570,198,334.	2,414,000,000
207,500,000		Interest in $250,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $250,014,028 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2038 and the market value of those underlying securities was $257,501,723.	207,500,000
747,000,000	[3]	Interest in $1,260,000,000 joint repurchase agreement 2.10%, dated 4/30/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,262,425,500 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $1,297,805,308.	747,000,000
646,000,000	[3]	Interest in $970,000,000 joint repurchase agreement 2.35%, dated 4/7/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $971,899,583 on 5/7/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2038 and the market value of those underlying securities was $1,000,601,101.	646,000,000
1,414,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,140,278 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2047 and the market value of those underlying securities was $2,555,836,445.	1,414,000,000
250,000,000		Repurchase agreement 2.02%, dated 4/30/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $250,014,028 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2037 and the market value of those underlying securities was $255,338,465.	250,000,000
204,000,000	[3]	Interest in $340,000,000 joint repurchase agreement 2.4775%, dated 2/13/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $344,071,358 on 8/6/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $347,820,277.	204,000,000
473,500,000		Interest in $500,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $500,028,056 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2037 and the market value of those underlying securities was $514,798,677.	473,500,000
2,305,540,000		Interest in $4,500,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $4,500,252,500 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $4,590,002,963.	2,305,540,000
119,000,000		Interest in $169,000,000 joint repurchase agreement 1.83%, dated 4/30/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $169,008,591 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2036 and the market value of those underlying securities was $172,381,828.	119,000,000
334,071,000		Interest in $337,571,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $337,589,941 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2035 and the market value of those underlying securities was $347,698,961.	334,071,000
525,000,000		Repurchase agreement 2.405%, dated 4/30/2008 under which Natixis Financial Products Inc. will repurchase securities provided as collateral for $525,035,073 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/15/2036 and the market value of those underlying securities was $540,787,065.	525,000,000
150,000,000		Repurchase agreement 2.00%, dated 4/30/2008 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $150,008,333 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $172,541,419.	150,000,000
914,000,000		Interest in $2,000,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,112,222 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2043 and the market value of those underlying securities was $2,052,283,993.	914,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 1.93%, dated 4/30/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $100,005,361 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/7/2036 and the market value of those underlying securities was $102,000,823.	50,000,000
67,000,000	[3]	Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $154,856,456 on 5/27/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/15/2037 and the market value of those underlying securities was $151,991,866.	67,000,000
175,000,000		Repurchase agreement 2.02%, dated 4/30/2008 under which Wachovia Securities, Inc. will repurchase securities provided as collateral for $175,009,819 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2035 and the market value of those underlying securities was $179,339,439.	175,000,000
		TOTAL REPURCHASE AGREEMENTS	16,933,990,000
		TOTAL INVESTMENTS---99.9% (AT AMORTIZED COST)[4]	31,683,241,542
		OTHER ASSETS AND LIABILITIES---NET—0.1%[5]	29,874,956
		TOTAL NET ASSETS---100%	$31,713,116,498

1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Government Obligations Tax-Managed Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES — 100.5%
$571,498,000	[1]	Federal Farm Credit System Discount Notes, 2.000% - 4.120%, 5/2/2008 - 10/16/2008	$570,648,047
2,091,900,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.300% - 2.794%, 5/1/2008 – 7/1/2008	2,091,745,080
335,635,000		Federal Farm Credit System Notes, 2.380% - 5.250%, 6/16/2008 - 5/6/2009	336,577,303
3,454,226,000	[1]	Federal Home Loan Bank System Discount Notes, 1.500% - 4.050%, 5/1/2008 – 10/29/2008	3,444,704,868
2,961,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.335% - 3.111%, 5/1/2008 – 7/29/2008	2,961,678,847
450,420,000		Federal Home Loan Bank System Notes, 2.200% - 5.250%, 5/15/2008 - 4/1/2009	450,560,496
		TOTAL INVESTMENTS—100.5% (AT AMORTIZED COST)[3]	9,855,914,641
		OTHER ASSETS AND LIABILITIES—NET—(0.5%)[4]	(48,618,951)
		TOTAL NET ASSETS—100%	$9,807,295,690

1	Discount rate at time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Liberty U.S. Government Money Market Trust

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--45.6%
$1,500,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.649%, 5/8/2008	$1,500,000
72,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.120% - 2.953%, 5/1/2008 - 7/30/2008	72,004,830
28,900,000		Federal Home Loan Bank System Notes, 2.250% - 5.250%, 6/6/2008 - 4/24/2009	28,899,574
7,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.070% - 3.845%, 7/7/2008 - 9/22/2008	7,446,105
7,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.664% - 2.816%, 5/8/2008 - 5/28/2008	7,498,741
3,000,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 4.370%, 1/16/2009 - 4/2/2009	3,000,000
1,000,000	[2]	Federal National Mortgage Association Discount Notes, 5.000%, 5/12/2008	998,472
8,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 2.310% - 2.747%, 5/1/2008 - 7/28/2008	8,498,796
4,125,000		Federal National Mortgage Association Notes, 2.500% - 4.300%, 5/5/2008 - 6/15/2008	4,119,886
		TOTAL GOVERNMENT AGENCIES	133,966,404
		REPURCHASE AGREEMENTS--54.3%
6,000,000		Interest in $5,893,000,000 joint repurchase agreement 1.97%, dated 4/30/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,893,322,478 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2009 and the market value of those underlying securities was $6,011,189,000.	6,000,000
7,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,500,140,278 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 4/1/2038 and the market value of those underlying securities was $2,550,143,174.	7,000,000
1,000,000	[3]	Interest in $225,000,000 joint repurchase agreement 2.10%, dated 4/25/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $225,380,625 on 5/27/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2038 and the market value of those underlying securities was $230,090,452.	1,000,000
1,000,000	[3]	Interest in $190,000,000 joint repurchase agreement 2.12%, dated 4/28/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $191,007,000 on 7/28/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2037 and the market value of those underlying securities was $194,419,226.	1,000,000
5,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 2.14%, dated 4/22/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,832,222 on 5/21/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $511,860,716.	5,000,000
14,000,000		Interest in $3,668,061,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,668,266,819 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $3,741,632,155.	14,000,000
13,841,000		Interest in $4,000,000,000 joint repurchase agreement 2.01%, dated 4/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,000,223,333 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $4,096,848,910.	13,841,000
14,000,000		Interest in $3,500,000,000 joint repurchase agreement 2.00%, dated 4/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,500,194,444 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2048 and the market value of those underlying securities was $3,570,198,334.	14,000,000
7,000,000		Interest in $250,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $250,014,028 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2038 and the market value of those underlying securities was $257,501,723.	7,000,000
7,000,000	[3]	Interest in $1,260,000,000 joint repurchase agreement 2.10%, dated 4/30/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,262,425,500 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $1,297,805,308.	7,000,000
5,000,000	[3]	Interest in $970,000,000 joint repurchase agreement 2.35%, dated 4/7/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $971,899,583 on 5/7/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2038 and the market value of those underlying securities was $1,000,601,101.	5,000,000
14,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,140,278 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2047 and the market value of those underlying securities was $2,555,836,445.	14,000,000
1,000,000	[3]	Interest in $340,000,000 joint repurchase agreement 2.4775%, dated 2/13/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $344,071,358 on 8/6/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $347,820,277.	1,000,000
7,000,000		Interest in $500,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $500,028,056 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2037 and the market value of those underlying securities was $514,798,677.	7,000,000
14,000,000		Interest in $4,500,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $4,500,252,500 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $4,590,002,963.	14,000,000
14,000,000		Interest in $500,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $500,028,056 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $510,599,529.	14,000,000
14,000,000		Interest in $2,000,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,112,222 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2043 and the market value of those underlying securities was $2,052,283,993.	14,000,000
1,000,000	[3]	Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $154,856,456 on 5/27/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/15/2037 and the market value of those underlying securities was $151,991,866.	1,000,000
14,000,000		Interest in $150,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,008,417 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2036 and the market value of those underlying securities was $153,553,607.	14,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	159,841,000
		TOTAL INVESTMENTS – 99.9% (AT AMORTIZED COST)[4]	293,807,404
		OTHER ASSETS AND LIABILITIES – NET – 0.1%[5]	377,363
		TOTAL NET ASSETS – 100%	$294,184,767

1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Money Market Management

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.8%
		Finance - Automotive--2.8%
$181,575	[1,2]	Ford Credit Auto Owner Trust 2007-B, Class A1, 5.291%, 10/15/2008	$181,575
557,624	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.017%, 2/13/2009	557,624
683,385		Harley-Davidson Motorcycle Trust 2008-1, Class A1, 3.171%, 2/15/2009	683,385
		TOTAL ASSET-BACKED SECURITIES	1,422,584
		CERTIFICATES OF DEPOSIT--1.8%
		Banking--1.8%
500,000		Comerica Bank, 4.540%, 7/2/2008	500,000
400,000		Natixis, 4.860%, 6/18/2008	400,000
		TOTAL CERTIFICATES OF DEPOSIT	900,000
		COLLATERALIZED LOAN AGREEMENT--4.0%
		Banking--4.0%
2,000,000		Greenwich Capital Markets, Inc., 2.637%, 5/1/2008	2,000,000
		COMMERCIAL PAPER--57.4%[3]
		Banking--12.8%
1,500,000	[1,2]	Fountain Square Commercial Funding Corp., 3.050%, 7/11/2008	1,490,977
2,000,000	[1,2]	Picaros Funding LLC, (KBC Bank N.V. GTD), 2.650%, 9/26/2008	1,978,211
1,000,000		Societe Generale North America, Inc., 2.960%, 8/8/2008	991,860
2,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 3.090%, 5/9/2008	1,998,627
		TOTAL	6,459,675
		Brokerage--2.0%
1,000,000		Morgan Stanley, 2.840%, 7/7/2008	994,715
		Finance - Automotive--8.4%
2,000,000		DRAC LLC, A1+/P1 Series, 2.970% - 3.350%, 7/21/2008 - 8/11/2008	1,984,048
1,500,000		FCAR Auto Loan Trust, A1+/P1 Series, 2.960% - 3.000%, 8/11/2008 - 8/26/2008	1,486,057
750,000		FCAR Auto Loan Trust, A1/P1 Series, 3.070%, 8/15/2008	743,220
		TOTAL	4,213,325
		Finance - Commercial--9.1%
2,500,000	[1,2]	Fairway Finance Co. LLC, 2.740% - 2.850%, 6/10/2008 - 7/11/2008	2,487,609
2,100,000	[1,2]	Versailles Commercial Paper LLC, 3.250% - 3.300%, 5/7/2008 - 6/5/2008	2,094,863
		TOTAL	4,582,472
		Finance - Retail--25.1%
2,500,000	[1,2]	Alpine Securitization Corp., 2.750% - 3.130%, 5/20/2008 - 7/1/2008	2,491,358
2,500,000	[1,2]	Amsterdam Funding Corp., 2.740% - 3.130%, 5/8/2008 - 7/18/2008	2,490,486
1,500,000	[1,2]	Barton Capital LLC, 2.720%, 7/2/2008	1,492,973
2,600,000	[1,2]	Chariot Funding LLC, 2.700% - 2.780%, 6/12/2008 - 7/2/2008	2,590,723
2,600,000	[1,2]	Sheffield Receivables Corp., 2.730% - 2.850%, 5/6/2008 - 7/8/2008	2,596,114
1,000,000	[1,2]	Yorktown Capital LLC, 2.930%, 6/12/2008	996,582
		TOTAL	12,658,236
		TOTAL COMMERCIAL PAPER	28,908,423
		CORPORATE NOTES--0.9%
		Finance - Securities--0.9%
200,000	[1,2]	K2 (USA) LLC, (K2 Corp., GTD), 5.400%, 6/16/2008	200,000
250,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 5.350%, 5/22/2008	250,000
		TOTAL CORPORATE NOTES	450,000
		NOTES – VARIABLE --31.8%[4]
		Banking--28.2%
500,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 3.004%, 6/5/2008	500,000
500,000		BNP Paribas SA, 2.829%, 5/28/2008	499,930
1,000,000	[1,2]	BNP Paribas SA, 2.886%, 5/27/2008	1,000,000
2,400,000		Bank of Montreal, 2.989%, 7/31/2008	2,400,000
1,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.724%, 5/9/2008	1,000,000
970,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (MBIA Insurance Corp. INS), 6.500%, 5/1/2008	970,000
1,000,000	[1]	MONET Trust (Series 2000-1) Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 2.741%, 6/30/2008	1,000,000
1,000,000		Marshall & Ilsley Bank, Milwaukee, 2.885%, 5/27/2008	1,000,000
1,000,000		National Australia Bank Ltd., Melbourne, 3.218%, 6/6/2008	1,000,000
300,000		Racetrac Capital LLC (Series 2000), (Regions Bank, Alabama LOC), 3.050%, 5/1/2008	300,000
1,000,000		Salvation Army (Series 2004-A), (Bank of New York LOC), 2.900%, 5/1/2008	1,000,000
2,045,000		Stratford Properties LP (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.000%, 5/6/2008	2,045,000
500,000		Svenska Handelsbanken, Stockholm, 2.938%, 7/7/2008	500,000
1,000,000		Wachovia Bank N.A., 2.654%, 7/3/2008	998,935
		TOTAL	14,213,865
		Finance - Commercial--1.0%
500,000		General Electric Capital Corp., 2.744%, 5/9/2008	500,000
		Finance - Retail--2.0%
1,000,000		AFS Insurance Premium Receivables Trust (Series1994-A), 3.271%, 5/29/2008	1,000,000
		Finance - Securities--0.6%
300,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 2.315%, 5/1/2008 (Final Maturity 5/30/2008)	299,997
		TOTAL NOTES - VARIABLE	16,013,862
		REPURCHASE AGREEMENT--1.2%
586,000		Interest in $4,000,000,000 joint repurchase agreement 2.010%, dated 4/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,000,223,333 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $4,096,848,910.	586,000
		TOTAL INVESTMENTS – 99.9% (AT AMORTIZED COST)[5]	50,280,869
		OTHER ASSETS AND LIABILITIES – NET – 0.1%[6]	49,057
		TOTAL NET ASSETS – 100%	$50,329,926

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $27,697,719, which represented 55.0% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2008, these liquid restricted securities amounted to $26,697,719, which represented 53.0% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	MONET Trust, (Series 2000-1), Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 2.741%, 6/30/2008	3/28/2006	$1,000,000
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents costs for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note:    The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
SWP	--Swap Agreement

Municipal Obligations Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS--100.6%[1,2]
		Alabama--1.7%
$4,500,000		Alabama HFA MFH (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 2.650%, 5/1/2008	$4,500,000
7,840,000		Alabama HFA MFH (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/ (Wachovia Bank N.A. LOC), 2.650%, 5/1/2008	7,840,000
4,190,000		Alabama HFA MFH (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 2.650%, 5/1/2008	4,190,000
5,655,000	[3,4]	Alabama HFA Single Family (PT-4379), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 2.520%, 5/1/2008	5,655,000
5,090,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46), 3.65% TOBs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 9/18/2008	5,090,000
10,000,000		Bridgeport, AL, IDB (Series 1987), Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 2.700%, 5/1/2008	10,000,000
1,195,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/ (Regions Bank, Alabama LOC), 2.740%, 5/7/2008	1,195,000
15,000,000		Columbia, AL, IDB (Series 1997), Weekly VRDNs (Alabama Power Co.), 2.550%, 5/7/2008	15,000,000
2,000,000		Decatur, AL, IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 2.750%, 5/7/2008	2,000,000
6,000,000		Stevenson, AL, IDB Weekly VRDNs (Jefferson Smurfit Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.850%, 5/7/2008	6,000,000
9,985,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023), 3.80% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 7/10/2008	9,985,000
		TOTAL	71,455,000
		Alaska--0.2%
9,065,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 1398B), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 2.680%, 5/1/2008	9,065,000
		Arizona--1.2%
48,265,000		Arizona Health Facilities Authority (Series 2005A), Weekly VRDNs (Banner Health)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.900%, 5/7/2008	48,265,000
3,835,000		Yuma, AZ Municipal Property Corp., 4.25% Bonds, 7/1/2008	3,840,629
		TOTAL	52,105,629
		Arkansas--1.5%
16,800,000		Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.), 2.750%, 5/7/2008	16,800,000
34,400,000		Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.), 2.950%, 5/7/2008	34,400,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 2.820%, 5/1/2008	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 2.550%, 5/1/2008	7,100,000
		TOTAL	66,300,000
		California--6.6%
8,500,000		California Enterprise Development Authority (Series 2007), Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 2.530%, 5/1/2008	8,500,000
1,035,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 2.730%, 5/7/2008	1,035,000
515,000		California PCFA (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/ (Comerica Bank LOC), 2.730%, 5/7/2008	515,000
1,680,000		California PCFA (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 2.730%, 5/7/2008	1,680,000
3,730,000		California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 2.730%, 5/7/2008	3,730,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 2.600%, 5/1/2008	1,550,000
6,815,000		California PCFA (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland, Utrecht LOC), 2.600%, 5/1/2008	6,815,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 2.600%, 5/1/2008	5,000,000
2,940,000		California PCFA (Series 2002), Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 2.600%, 5/1/2008	2,940,000
8,000,000		California PCFA (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 2.600%, 5/1/2008	8,000,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/ (Bank of America N.A. LOC), 2.600%, 5/1/2008	2,000,000
2,350,000		California PCFA (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 2.600%, 5/1/2008	2,350,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 2.600%, 5/1/2008	2,000,000
3,440,000		California PCFA (Series 2007A), Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 2.730%, 5/7/2008	3,440,000
2,800,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 4.200%, 5/1/2008	2,800,000
183,400,000		California State, 4.00% RANs, 6/30/2008	183,585,977
2,350,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 2.750%, 5/7/2008	2,350,000
4,810,000		California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 2.530%, 5/1/2008	4,810,000
9,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Floater Certificates (Series 2008-2448), Weekly VRDNs (Morgan Stanley LIQ)/(Morgan Stanley LOC), 2.530%, 5/1/2008	9,000,000
35,000,000	[3,4]	San Francisco, CA City & County Airport Commission, DFA Floating Certificates (Series 2008-02), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.730%, 5/1/2008	35,000,000
		TOTAL	287,100,977
		Colorado--0.7%
10,240,000	[3,4]	Denver, CO City & County Airport Authority (Series 2008 FR/RI-F9W), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.300%, 5/7/2008	10,240,000
19,355,000		Moffat County, CO, PCRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.500%, 5/1/2008	19,355,000
		TOTAL	29,595,000
		Connecticut--0.7%
4,600,000		Connecticut Development Authority (Series 1999), 2.60% CP (New England Power Co.), Mandatory Tender 6/9/2008	4,600,000
6,665,000		Connecticut State HEFA (Series H), Weekly VRDNs (Stamford Hospital)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.250%, 5/7/2008	6,665,000
18,100,000		Connecticut State HEFA (Series V-1), Daily VRDNs (Yale University), 2.550%, 5/1/2008	18,100,000
		TOTAL	29,365,000
		District of Columbia—1.7%
44,330,000		District of Columbia HFA, SFM Revenue Bonds Draw down (Series 2005), 2.84% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 12/22/2008	44,330,000
20,000,000		District of Columbia, 4.00% TRANs, 9/30/2008	20,072,005
10,905,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505), Weekly VRDNs (AMBAC INS)/(Deutsche Bank AG LIQ), 2.470%, 5/1/2008	10,905,000
		TOTAL	75,307,005
		Florida--3.6%
33,290,000	[3,4]	Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.540%, 5/1/2008	33,290,000
630,000	[3,4]	Florida State Board of Education, P-Floats (Series EC-1049), Weekly VRDNs (Florida State)/ (Merrill Lynch & Co., Inc. LIQ), 2.450%, 5/1/2008	630,000
9,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 3.950%, 5/7/2008	9,000,000
7,835,000	[3,4]	Hillsborough County, FL Aviation Authority (MT-126), Weekly VRDNs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.520%, 5/1/2008	7,835,000
5,000,000	[3,4]	Jacksonville, FL HFA, PUTTERs (Series 2360), Weekly VRDNs (GNMA COL)/(J.P. Morgan Chase & Co. LIQ), 2.780%, 5/1/2008	5,000,000
5,000,000	[3,4]	Miami-Dade County, FL Aviation, Eagles (Series 2007-0073), Weekly VRDNs (Assured Guaranty Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 2.570%, 5/1/2008	5,000,000
4,930,000	[3,4]	Miami-Dade County, FL Educational Facilities Authority, P-Floats (Series EC-1020), Weekly VRDNs (University of Miami)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 2.740%, 5/1/2008	4,930,000
6,079,000		Miami-Dade County, FL (Series A), 1.20% CP (Miami International Airport)/(BNP Paribas SA and Dexia Credit Local LOCs), Mandatory Tender 5/15/2008	6,079,000
3,000,000		Miami-Dade County, FL (Series A), 1.20% CP (Miami International Airport)/(BNP Paribas SA and Dexia Credit Local LOCs), Mandatory Tender 5/15/2008	3,000,000
3,000,000		Miami-Dade County, FL (Series A), 2.25% CP (Miami International Airport)/(BNP Paribas SA and Dexia Credit Local LOCs), Mandatory Tender 5/15/2008	3,000,000
3,000,000		Miami-Dade County, FL (Series A), 2.95% CP (Miami International Airport)/(BNP Paribas SA and Dexia Credit Local LOCs), Mandatory Tender 5/15/2008	3,000,000
3,000,000		Miami-Dade County, FL (Series A), 3.05% CP (Miami International Airport)/(BNP Paribas SA and Dexia Credit Local LOCs), Mandatory Tender 5/15/2008	3,000,000
74,200,000		St. Lucie County, FL Solid Waste Disposal (Series 2003), Daily VRDNs (Florida Power & Light Co.), 2.750%, 5/1/2008	74,200,000
		TOTAL	157,964,000
		Georgia--1.1%
3,000,000		Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 2.650%, 5/1/2008	3,000,000
5,400,000		Bulloch County, GA Development Authority (Series 1999), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 2.730%, 5/1/2008	5,400,000
16,000,000		Fulton County, GA Development Authority (Series 2004), Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank N.A. LOC), 2.650%, 5/1/2008	16,000,000
4,700,000		Gwinnett County, GA Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 2.550%, 5/1/2008	4,700,000
10,750,000		Savannah, GA, EDA (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 3.900%, 5/7/2008	10,750,000
7,000,000		Willacoochee, GA Development Authority (Series 1997), Weekly VRDNs (Langboard, Inc.)/(SunTrust Bank LOC), 2.590%, 5/1/2008	7,000,000
		TOTAL	46,850,000
		Idaho--0.6%
9,465,000		Boise, ID Housing Authority (Series 2002B), Weekly VRDNs (Civic Plaza LP)/(Key Bank, N.A. LOC), 2.850%, 5/7/2008	9,465,000
16,000,000	[3,4]	Idaho Health Facilities Authority, Term Tender Custodial Receipts (Series 2008E), 2.95% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 6/4/2008	16,002,196
		TOTAL	25,467,196
		Illinois--3.3%
2,920,000		Aurora City, IL (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC), 2.700%, 5/1/2008	2,920,000
37,070,000		Chicago, IL Midway Airport (Series 1998A), Daily VRDNs (MBIA Insurance Corp. INS)/ (JPMorgan Chase Bank, N.A. LIQ), 2.800%, 5/1/2008	37,070,000
20,640,000		Chicago, IL Midway Airport (Series 1998B), Daily VRDNs (MBIA Insurance Corp. INS)/ (JPMorgan Chase Bank, N.A. LIQ), 2.800%, 5/1/2008	20,640,000
5,600,000		Chicago, IL MFH Revenue (Series 2007: Renaissance Place Apartments), Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 2.620%, 5/1/2008	5,600,000
5,190,000	[3,4]	Chicago, IL O'Hare International Airport (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.600%, 5/1/2008	5,190,000
7,810,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/ (Citibank NA, New York LIQ), 2.560%, 5/1/2008	7,810,000
1,105,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 2.950%, 5/7/2008	1,105,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	10,500,000
465,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.680%, 5/1/2008	465,000
3,890,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.730%, 5/7/2008	3,890,000
1,200,000		Illinois Development Finance Authority IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/ (Bank of America N.A. LOC), 2.650%, 5/1/2008	1,200,000
4,490,000		Illinois Development Finance Authority IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 2.580%, 5/1/2008	4,490,000
2,890,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 2.780%, 5/7/2008	2,890,000
7,500,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 2.660%, 5/1/2008	7,500,000
8,340,000		Illinois Housing Development Authority (2007 Subseries H-2), 3.48% TOBs, Mandatory Tender 10/1/2008	8,340,000
8,250,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 2.800%, 5/7/2008	8,250,000
5,635,000		Illinois State Bonds, 3.400%, 6/15/2008	5,611,809
9,565,000		Will County, IL (Series 2001), Daily VRDNs (Exxon Mobil Corp.), 2.700%, 5/1/2008	9,565,000
		TOTAL	143,036,809
		Indiana--2.6%
16,900,000		Hamilton Southeastern, IN School Corp., 2.00% TANs, 12/31/2008	16,938,788
880,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 2.680%, 5/1/2008	880,000
10,000,000	[3,4]	Indiana Health & Educational Facility Financing Authority, Term Tender Custodial Receipts (Series 2008-P), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	10,008,813
6,180,000		Indiana State Finance Authority (Series 2006A), Weekly VRDNs (IB & B LLC)/(Harris, N.A. LOC), 2.620%, 5/1/2008	6,180,000
25,000,000		Indianapolis, IN Airport Authority (Series 2007), 1.50% CP (Fortis Bank SA/NV and State Street Bank and Trust Co. LOCs), Mandatory Tender 5/28/2008	25,000,000
5,135,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.480%, 5/1/2008	5,135,000
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank LOC), 2.800%, 5/1/2008	3,400,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 2.580%, 5/1/2008	5,000,000
4,035,000		Jasper County, IN, EDA (Series 2005), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 2.580%, 5/1/2008	4,035,000
6,500,000		Jasper County, IN, EDA (Series 2006), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 2.580%, 5/1/2008	6,500,000
1,225,000		Kendallville, IN (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank LOC), 2.950%, 5/1/2008	1,225,000
13,000,000		Lafayette, IN School Corp., 3.75% TANs, 12/31/2008	13,037,733
6,000,000		Logansport, IN (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 2.550%, 5/1/2008	6,000,000
6,000,000		Vigo County, IN (Series 2003), Weekly VRDNs (Republic Services, Inc.), 3.900%, 5/7/2008	6,000,000
1,800,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.680%, 5/1/2008	1,800,000
		TOTAL	111,140,334
		Iowa--0.6%
5,300,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland, Utrecht LOC), 2.630%, 5/1/2008	5,300,000
5,350,000	[3,4]	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008R), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	5,354,707
13,900,000		Iowa State, 4.00% TRANs, 6/30/2008	13,916,800
		TOTAL	24,571,507
		Kansas--0.7%
9,947,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.550%, 5/1/2008	9,947,000
6,000,000		Dodge City, KS, IDA (Series 2000), Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland, Utrecht LOC), 2.580%, 5/1/2008	6,000,000
10,000,000		Lenexa, KS, MFH (Series 2007), Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 2.660%, 5/1/2008	10,000,000
3,866,500	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 2.580%, 5/1/2008	3,866,500
		TOTAL	29,813,500
		Kentucky--0.8%
8,500,000		Boyd County, KY (Series 2003), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.750%, 5/7/2008	8,500,000
9,500,000		Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 2.500%, 5/1/2008	9,500,000
2,405,000		Henderson, KY, IDRB (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.540%, 5/1/2008	2,405,000
5,500,000		Hopkinsville, KY (Series 2007A), Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.600%, 5/1/2008	5,500,000
390,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.200%, 5/1/2008	390,000
1,950,000		Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank LOC), 2.800%, 5/1/2008	1,950,000
5,740,000		Maysville, KY (Series 1996), Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.600%, 5/1/2008	5,740,000
1,510,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 2.760%, 5/1/2008	1,510,000
		TOTAL	35,495,000
		Louisiana—2.2%
22,000,000		Calcasieu Parish, LA, IDB (Series 1996), Daily VRDNs (CITGO Petroleum Corp.)/(Natixis LOC), 2.650%, 5/1/2008	22,000,000
3,831,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.550%, 5/1/2008	3,831,000
10,930,000	[3,4]	East Baton Rouge, LA Mortgage Finance Authority (Series 2006 FR/RI-P2U), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.150%, 5/7/2008	10,930,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 2.590%, 5/1/2008	5,000,000
25,000,000		Lake Charles, LA Harbor & Terminal District (Series 2008), 2.25% TOBs (Lake Charles Cogeneration LLC)/(Rabobank Nederland, Utrecht INV), Mandatory Tender 3/15/2009	25,000,000
4,680,000		Louisiana HFA (Series 2007), Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/ (FNMA LOC), 2.600%, 5/1/2008	4,680,000
12,385,000	[3,4]	Louisiana HFA, Floater Certificates (Series 2006-2142), Weekly VRDNs (GNMA COL)/ (Morgan Stanley LIQ), 2.580%, 5/1/2008	12,385,000
4,000,000		Louisiana Public Facilities Authority (Series 2007A), Daily VRDNs (Air Products & Chemicals, Inc.), 2.750%, 5/1/2008	4,000,000
7,500,000		Port of New Orleans, LA Board of Commissioners (Series 2002), Weekly VRDNs (New Orleans Cold Storage)/(Whitney National Bank LOC), 2.650%, 5/1/2008	7,500,000
		TOTAL	95,326,000
		Maine--0.7%
15,000,000		Maine State Housing Authority (Series D), 3.82% TOBs, Optional Tender 7/18/2008	15,000,000
15,400,000		Maine State Housing Authority, Mortgage Purchase Bonds (2007 Series F), 3.85% TOBs, Mandatory Tender 9/22/2008	15,400,000
		TOTAL	30,400,000
		Maryland--0.5%
3,265,000	[3,4]	Maryland Community Development Administration - Residential Revenue (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.180%, 5/7/2008	3,265,000
5,000,000		Maryland Community Development Administration - Residential Revenue (Series 2007L), 3.37% BANs, 12/15/2008	5,000,000
5,850,000		Maryland IDFA (Series 1999), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	5,850,000
7,730,000	[3,4]	Northeast MD Waste Disposal Authority (PT-766), Weekly VRDNs (AMBAC INS)/(GTD by Landesbank Hessen-Thueringen LIQ), 2.480%, 5/1/2008	7,730,000
		TOTAL	21,845,000
		Massachusetts--1.9%
7,729,000		Ashburnham, MA, 4.00% BANs, 7/11/2008	7,731,879
20,000,000	[3,4]	Commonwealth of Massachusetts, Solar Eclipse (Series 2007-0077), 3.35% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 6/12/2008	20,000,000
8,000,000		Leominster, MA, 3.60% BANs, 5/7/2008	8,000,285
10,000,000		Massachusetts Development Finance Agency (Series 2004), 1.65% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 7/7/2008	10,000,000
3,000,000		Massachusetts HEFA, Revenue Bonds (Series 2006L-2), Daily VRDNs (Children's Hospital Medical Center)/(AMBAC INS)/(Bank of America N.A. LIQ), 5.000%, 5/1/2008	3,000,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.500%, 5/1/2008	4,500,000
10,000,000		Massachusetts School Building Authority (Series A), 1.45% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 8/7/2008	10,000,000
9,700,000		Massachusetts State Development Finance Agency (Series 2006), Weekly VRDNs (Becker College)/(Fifth Third Bank, Cincinnati LOC), 2.430%, 5/1/2008	9,700,000
10,000,000		Revere, MA, 3.40% BANs, 8/25/2008	10,012,419
		TOTAL	82,944,583
		Michigan--3.9%
5,000,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	5,004,089
15,000,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008I), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	15,012,064
11,430,000	[3,4]	Michigan State Housing Development Authority (PT-4101), Weekly VRDNs (FSA INS)/ (Merrill Lynch & Co., Inc. LIQ), 2.520%, 5/1/2008	11,430,000
61,300,000		Michigan State (Series A), 4.00% TRANs (DePfa Bank PLC LOC), 9/30/2008	61,565,797
65,000,000		Michigan Strategic Fund (Series 2007), Daily VRDNs (Air Products & Chemicals, Inc.), 2.750%, 5/1/2008	65,000,000
12,590,000	[3,4]	Wayne County, MI Airport Authority, ROCs (Series 353), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 2.810%, 5/1/2008	12,590,000
		TOTAL	170,601,950
		Minnesota--1.4%
2,200,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 2.680%, 5/1/2008	2,200,000
40,000,000		Minneapolis, MN Health Care System (Series 2005B), Daily VRDNs (Fairview Health Services)/(AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 5.500%, 5/7/2008	40,000,000
450,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.680%, 5/1/2008	450,000
3,075,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 2.480%, 5/2/2008	3,075,000
2,500,000		St. Anthony, MN (Series 2007), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 2.530%, 5/2/2008	2,500,000
2,500,000		St. Paul, MN Housing & Redevelopment Authority (Series 2006A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 2.530%, 5/2/2008	2,500,000
5,000,000		Stillwater, MN (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC), 2.480%, 5/2/2008	5,000,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 2.680%, 5/1/2008	2,250,000
4,000,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 2.480%, 5/2/2008	4,000,000
		TOTAL	61,975,000
		Mississippi--1.3%
12,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.550%, 5/1/2008	12,000,000
1,650,000		Mississippi Business Finance Corp. (Series 1999), Weekly VRDNs (Polks Meat Products, Inc.)/ (Regions Bank, Alabama LOC), 2.700%, 5/1/2008	1,650,000
2,420,000		Mississippi Business Finance Corp. (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 2.650%, 5/1/2008	2,420,000
3,270,000		Mississippi Business Finance Corp. (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/ (Regions Bank, Alabama LOC), 2.650%, 5/1/2008	3,270,000
2,725,000		Mississippi Business Finance Corp. (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/ (Regions Bank, Alabama LOC), 2.650%, 5/1/2008	2,725,000
920,000	[3,4]	Mississippi Home Corp. (PT-1446) Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 2.520%, 5/1/2008	920,000
9,800,000		Mississippi Home Corp. (Series 1999C), Weekly VRDNs (Summer Park Apartments)/ (Wachovia Bank N.A. LOC), 2.650%, 5/1/2008	9,800,000
7,400,000		Mississippi Home Corp. (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 2.600%, 5/1/2008	7,400,000
6,500,000		Mississippi Home Corp. (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/ (Wachovia Bank N.A. LOC), 2.650%, 5/1/2008	6,500,000
9,790,000		Mississippi Home Corp. (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/ (Wachovia Bank N.A. LOC), 2.650%, 5/1/2008	9,790,000
		TOTAL	56,475,000
		Missouri--2.7%
10,000,000		Buchanan County, MO Solid Waste Disposal Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 2.580%, 5/1/2008	10,000,000
24,656,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.550%, 5/1/2008	24,656,000
4,000,000		Missouri Development Finance Board (Series 2007), Weekly VRDNs (Kopytek Printing)/ (Marshall & Ilsley Bank, Milwaukee LOC), 2.660%, 5/1/2008	4,000,000
4,200,000		Missouri State HEFA (Series 2002), Daily VRDNs (Cox Health Systems)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.450%, 5/1/2008	4,200,000
14,790,000		Missouri State HEFA (Series 2005A), Daily VRDNs (St. Louis University)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 2.950%, 5/1/2008	14,790,000
4,485,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514), Weekly VRDNs (GNMA COL)/(J.P. Morgan Chase & Co. LIQ), 2.780%, 5/1/2008	4,485,000
25,213,600		Missouri State Housing Development Commission, SFM Revenue Refunding Bonds Draw Down (Series 2007A), 2.6085% TOBs (Natixis Funding Corp. INV), Mandatory Tender 3/1/2009	25,213,600
26,000,000		Southwest City, MO, IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.580%, 5/1/2008	26,000,000
855,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 2.910%, 5/1/2008	855,000
3,480,000		St. Louis, MO, IDA (Series 2005A), Weekly VRDNs (C.R. Metal Products)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.660%, 5/1/2008	3,480,000
		TOTAL	117,679,600
		Montana--0.3%
4,355,000	[3,4]	Montana State Board of Housing (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.520%, 5/1/2008	4,355,000
5,000,000	[3,4]	Montana State Board of Housing (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.180%, 5/1/2008	5,000,000
2,550,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ), 2.480%, 5/1/2008	2,550,000
		TOTAL	11,905,000
		Multi State--5.1%
50,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2002-09), Weekly VRDNs (GNMA COL)/(AMBAC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 2.630%, 5/1/2008	50,000,000
74,870,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-15), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.580%, 5/1/2008	74,870,000
13,654,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-40), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.580%, 5/1/2008	13,654,000
29,411,096	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-51), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.580%, 5/1/2008	29,411,096
14,430,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-52), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.580%, 5/1/2008	14,430,000
38,480,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001), Weekly VRDNs (AMBAC, FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 2.580%, 5/1/2008	38,480,000
1,650,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.430%, 5/1/2008	1,650,000
		TOTAL	222,495,096
		Nebraska--0.6%
2,650,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.530%, 5/1/2008	2,650,000
900,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.680%, 5/1/2008	900,000
12,500,000		Nebraska Investment Finance Authority (2008 Series B), Weekly VRDNs (FHLB of Topeka LIQ), 3.050%, 5/7/2008	12,500,000
2,000,000		Nebraska Investment Finance Authority (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland, Utrecht LOC), 2.580%, 5/1/2008	2,000,000
5,700,000		Stanton County, NE (Series 1998) Weekly VRDNs (Nucor Corp.), 2.750%, 5/7/2008	5,700,000
		TOTAL	23,750,000
		Nevada--5.7%
20,000,000		Clark County, NV Airport System (Series 1993A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local and JPMorgan Chase Bank, N.A. LIQs), 3.800%, 5/7/2008	20,000,000
2,000,000		Clark County, NV Airport System (Series B-1), 5.00% Bonds, 7/1/2008	2,003,757
7,140,000		Clark County, NV (Series 1997A), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	7,140,000
7,535,000		Clark County, NV (Series 1998), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	7,535,000
61,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/ (GTD by Bayerische Landesbank LIQ), 4.500%, 5/7/2008	61,000,000
104,700,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/ (Bayerische Landesbank LIQ), 4.500%, 5/7/2008	104,700,000
20,000,000		Director of the State of Nevada Department of Business and Industry Weekly VRDNs (Republic Services, Inc.), 4.200%, 5/1/2008	20,000,000
10,000,000		Director of the State of Nevada Department of Business and Industry (Series 2007), Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 2.850%, 5/1/2008	10,000,000
16,600,000		Nevada Housing Division (Series 2004), Weekly VRDNs (Sundance Village Apartments)/ (Citibank NA, New York LOC), 2.650%, 5/1/2008	16,600,000
		TOTAL	248,978,757
		New Hampshire--1.1%
1,025,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 2.810%, 5/7/2008	1,025,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 2.60% CP (New England Power Co.), Mandatory Tender 6/9/2008	30,000,000
14,780,000	[3,4]	New Hampshire State HFA, Floater Certificates (Series 2006-2029), Weekly VRDNs (Morgan Stanley LIQ), 2.580%, 5/1/2008	14,780,000
		TOTAL	45,805,000
		New Jersey--4.1%
4,750,000		Allamuchy Township, NJ, 4.25% BANs, 7/23/2008	4,754,666
6,587,730		Beachwood, NJ, 4.00% BANs, 8/29/2008	6,592,083
6,700,000		Bernards Township, NJ, 3.60% BANs, 10/31/2008	6,705,491
149,800,000		New Jersey State (Series Fiscal 2008A), 4.50% TRANs, 6/24/2008	149,992,303
7,914,800		Secaucus, NJ, 3.00% BANs, 1/16/2009	7,931,195
		TOTAL	175,975,738
		New Mexico--0.8%
1,315,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.530%, 5/1/2008	1,315,000
4,060,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.530%, 5/1/2008	4,060,000
2,400,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 2.680%, 5/7/2008	2,400,000
26,000,000		New Mexico Mortgage Finance Authority (Draw Down Issue 2008), 2.68% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 10/1/2008	26,000,000
2,080,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 2.15% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	2,080,000
		TOTAL	35,855,000
		New York--3.6%
17,975,000	[3,4]	Hempstead, NY IDA, ROCs (Series 737CE), Weekly VRDNs (Park Lake Residences LP)/ (Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.580%, 5/1/2008	17,975,000
31,000,000		Metropolitan Transportation Authority, NY (Series 2002B), Weekly VRDNs (MTA Dedicated Tax Fund)/(FSA INS)/(Dexia Credit Local LIQ), 2.300%, 5/1/2008	31,000,000
7,880,000	[3,4]	Nassau County, NY, IDA, ROCs (Series 738CE), Weekly VRDNs (Mill River Residences)/ (Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.580%, 5/1/2008	7,880,000
8,100,000		New Rochelle, NY, IDA (Series 2006: West End Phase I Facility), Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 2.570%, 5/1/2008	8,100,000
32,200,000		New York City, NY Municipal Water Finance Authority (Fiscal 2006 Series AA-2), Daily VRDNs (Dexia Credit Local LIQ), 2.400%, 5/1/2008	32,200,000
12,000,000		New York City, NY (Fiscal 2006 Series I-3), Daily VRDNs (Bank of America N.A. LOC), 2.530%, 5/1/2008	12,000,000
9,100,000		New York City, NY (Fiscal 2008 Subseries L-4), Daily VRDNs (DePfa Bank PLC LIQ), 2.530%, 5/1/2008	9,100,000
15,890,000		New York City, NY (Series 2008J-6), Daily VRDNs (Landesbank Hessen-Thueringen LOC), 2.530%, 5/1/2008	15,890,000
4,925,000		Rockland County, NY, IDA (Series 2005A), Weekly VRDNs (Piccini Industries Ltd.)/(Wachovia Bank N.A. LOC), 2.540%, 5/1/2008	4,925,000
15,000,000		Suffolk County, NY (Series 2007-II), 3.60% TANs, 9/11/2008	15,015,909
3,050,000		Wyoming County, NY, IDA (Series 1999A), Weekly VRDNs (TPI Arcade, Inc.)/(Regions Bank, Alabama LOC), 2.500%, 5/1/2008	3,050,000
		TOTAL	157,135,909
		North Carolina--1.9%
3,000,000		Montgomery County, NC Industrial Facilities and PCFA (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 2.680%, 5/1/2008	3,000,000
3,000,000		North Carolina Capital Facilities Finance Agency (Series 2002), Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 2.620%, 5/7/2008	3,000,000
7,400,000		North Carolina Capital Facilities Finance Agency (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 2.680%, 5/1/2008	7,400,000
10,000,000		North Carolina Capital Facilities Finance Agency (Series 2007), Weekly VRDNs (Republic Services, Inc.), 3.900%, 5/7/2008	10,000,000
10,140,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20), 2.35% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/25/2009	10,140,000
48,140,000		North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2008), Daily VRDNs (Moses H. Cone Memorial)/(Wachovia Bank N.A. LIQ), 2.600%, 5/1/2008	48,140,000
2,000,000		Union County, NC Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Darnel, Inc.)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	2,000,000
		TOTAL	83,680,000
		North Dakota--0.3%
11,745,000		Richland County, ND Solid Waste Disposal (Series 2002), Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 2.580%, 5/1/2008	11,745,000
		Ohio--1.0%
2,100,000		Ashland, OH, 4.25% BANs, 5/22/2008	2,100,615
5,900,000		Cuyahoga County, OH (Series 2008A), Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 2.650%, 5/1/2008	5,900,000
10,000,000	[3,4]	Franklin County, OH, Term Tender Custodial Receipts (Series 2008N), 2.55% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	10,005,798
6,250,000		Medina County, OH (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 2.560%, 5/1/2008	6,250,000
13,000,000	[3,4]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008D), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/21/2008	13,014,272
2,657,500		Ross County, OH (Series A), 4.25% BANs, 5/29/2008	2,658,479
3,125,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank LOC), 2.800%, 5/1/2008	3,125,000
		TOTAL	43,054,164
		Oklahoma--2.3%
5,200,000		Blaine County, OK, IDA (Series 2000), Weekly VRDNs (Seaboard Farms)/(SunTrust Bank LOC), 2.590%, 5/7/2008	5,200,000
5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 2.850%, 5/1/2008	5,650,000
15,446,089	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.550%, 5/1/2008	15,446,089
7,500,000		Oklahoma Development Finance Authority (Series 2002), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 2.730%, 5/7/2008	7,500,000
19,200,000		Oklahoma Development Finance Authority (Series 2003), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 2.730%, 5/7/2008	19,200,000
13,000,000	[3,4]	Oklahoma Student Loan Authority, DFA Floating Certificates (Series 2008-08), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.830%, 5/1/2008	13,000,000
15,000,000	[3,4]	Oklahoma Student Loan Authority, DFA Municipal Trust (Series 2008-10), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.830%, 5/1/2008	15,000,000
20,220,000		Tulsa, OK Airport Improvement Trust (Series 2007C: Tulsa International Airport), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 2.700%, 5/1/2008	20,220,000
		TOTAL	101,216,089
		Oregon--2.1%
1,000,000		Oregon State EDRB (Series CXLVII), Weekly VRDNs (Toyo Tanso USA, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.200%, 5/1/2008	1,000,000
57,000,000		Oregon State (2007 Series A), 4.50% TANs, 6/30/2008	57,078,799
12,665,000	[3,4]	Oregon State, Elderly and Disabled Housing (PT-4105), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.520%, 5/1/2008	12,665,000
1,900,000		Oregon State, Veterans' Welfare Bonds (Series 89B), Daily VRDNs (Dexia Credit Local LIQ), 2.650%, 5/1/2008	1,900,000
10,000,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/ (Rabobank Nederland, Utrecht LOC), 2.580%, 5/1/2008	10,000,000
10,000,000		Port of Morrow, OR (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/ (Rabobank Nederland, Utrecht LOC), 2.580%, 5/1/2008	10,000,000
		TOTAL	92,643,799
		Pennsylvania--0.5%
10,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.), 2.655%, 5/7/2008	10,000,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 2.900%, 5/7/2008	2,500,000
10,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-C), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/18/2008	10,008,024
		TOTAL	22,508,024
		Rhode Island--0.8%
10,000,000		Cumberland, RI, 4.00% BANs, 5/15/2008	10,001,289
6,110,000		North Smithfield, RI, 4.25% BANs, 7/1/2008	6,120,482
3,390,000		Rhode Island Industrial Facilities Corp. (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 2.630%, 5/1/2008	3,390,000
3,700,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/ (Bank of America N.A. LOC), 2.650%, 5/1/2008	3,700,000
10,000,000		Woonsocket, RI, 4.00% BANs, 7/15/2008	10,008,020
		TOTAL	33,219,791
		South Carolina--1.3%
10,000,000		Berkeley County, SC, IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 2.750%, 5/7/2008	10,000,000
5,600,000		Berkeley County, SC, IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 2.750%, 5/7/2008	5,600,000
24,800,000		Berkeley County, SC, IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 2.750%, 5/7/2008	24,800,000
14,600,000		South Carolina State Housing Finance & Development Authority (Series 2007B), 3.87% BANs, 9/2/2008	14,600,000
2,030,000	[3,4]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.560%, 5/1/2008	2,030,000
		TOTAL	57,030,000
		South Dakota--1.2%
9,850,000		Marshall County, SD (Series 2007), Weekly VRDNs (Veblen East Dairy LP)/(Wells Fargo Bank, N.A. LOC), 2.630%, 5/1/2008	9,850,000
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 2.650%, 5/1/2008	4,000,000
10,485,000	[3,4]	South Dakota Housing Development Authority (PA-1436), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.520%, 5/1/2008	10,485,000
26,000,000		South Dakota Housing Development Authority, Homeownership Mortgage Bonds (2007 Series F), 4.25% BANs, 8/15/2008	26,032,866
		TOTAL	50,367,866
		Tennessee--0.6%
1,100,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/ (Regions Bank, Alabama LOC), 2.550%, 5/1/2008	1,100,000
1,385,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.100%, 5/1/2008	1,385,000
1,100,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue (Series 1998), Weekly VRDNs (Park Ridge Apartments)/(Wachovia Bank N.A. LOC), 2.550%, 5/1/2008	1,100,000
14,000,000		Memphis-Shelby County, TN Industrial Board (Series 2007), Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 2.750%, 5/7/2008	14,000,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 2.690%, 5/1/2008	845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 2.750%, 5/1/2008	7,000,000
		TOTAL	25,430,000
		Texas--11.3%
14,500,000		Brazos Harbor, TX, IDC (Series 2003), Weekly VRDNs (ConocoPhillips), 2.730%, 5/7/2008	14,500,000
44,630,000		Brazos River Authority, TX (Series 2002A), Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 2.850%, 5/7/2008	44,630,000
4,720,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/ (Wachovia Bank N.A. LOC), 3.000%, 5/7/2008	4,720,000
2,100,000		Dalhart, TX Economic Development Corp. (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland, Utrecht LOC), 2.580%, 5/1/2008	2,100,000
2,950,000		Dalhart, TX Economic Development Corp. (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC), 2.580%, 5/1/2008	2,950,000
7,150,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.280%, 5/1/2008	7,150,000
9,400,000		DeSoto, TX Housing Finance Corp. (Series 2004), Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 2.600%, 5/1/2008	9,400,000
10,415,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080), 3.63% TOBs (U.S. Bank, N.A. LIQ)/ (U.S. Bank, N.A. LOC), Optional Tender 6/19/2008	10,415,000
37,900,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp.), 2.650%, 5/1/2008	37,900,000
8,900,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 2.650%, 5/1/2008	8,900,000
25,000,000		Gulf Coast, TX Waste Disposal Authority (Series 1996), Daily VRDNs (BP Amoco Corp.), 2.650%, 5/1/2008	25,000,000
9,580,000		Gulf Coast, TX Waste Disposal Authority (Series 1997), Daily VRDNs (BP Amoco Corp.), 2.650%, 5/1/2008	9,580,000
7,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2004), Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(GTD by Republic Services, Inc.), 4.200%, 5/1/2008	7,000,000
6,300,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.750%, 5/7/2008	6,300,000
34,900,000		Gulf Coast, TX Waste Disposal Authority (Series 2006), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.650%, 5/1/2008	34,900,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.750%, 5/7/2008	7,800,000
10,700,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 2.750%, 5/7/2008	10,700,000
50,455,000		Harris County, TX, HFDC (Series B), Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., Bayerische Landesbank, J.P. Morgan Chase & Co., Northern Trust Co., Chicago, IL and St. Luke's Episcopal Hospital LIQs), 2.650%, 5/1/2008	50,455,000
7,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 2.650%, 5/1/2008	7,000,000
5,000,000		Houston, TX (Series G), 1.10% CP, Mandatory Tender 6/26/2008	5,000,000
5,000,000		Port Arthur Navigation District, TX, IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.750%, 5/7/2008	5,000,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.750%, 5/7/2008	15,000,000
9,815,000	[3,4]	Port Houston Authority, TX Harris County, MuniTOPS (Series 2006-69), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 2.510%, 5/1/2008	9,815,000
35,000,000		Port of Corpus Christi, TX, IDC (Series 2008), Daily VRDNs (CITGO Petroleum Corp.)/ (Sumitomo Mitsui Banking Corp. LOC), 2.660%, 5/1/2008	35,000,000
2,140,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 3.100%, 5/1/2008	2,140,000
28,175,000	[3,4]	San Antonio, TX Convention Center Hotel Finance Corp., Floater Certificates (Series 2006-2045), Weekly VRDNs (Morgan Stanley LIQ)/(Morgan Stanley LOC), 2.580%, 5/1/2008	28,175,000
805,000		San Antonio, TX Water System (Series 2003-A), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.050%, 5/7/2008	805,000
15,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Term Tender Custodial Receipts (Series 2008AF), 2.79% TOBs (Methodist Hospitals of Dallas), Mandatory Tender 7/9/2008	15,002,530
10,000,000	[3,4]	Texas State Department of Housing & Community Affairs (PA-1308), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.520%, 5/1/2008	10,000,000
2,500,000	[3,4]	Texas State Department of Housing & Community Affairs (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.350%, 5/7/2008	2,500,000
10,000,000		Texas State Department of Housing & Community Affairs (Series 2007), Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 2.650%, 5/1/2008	10,000,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 2.650%, 5/1/2008	13,400,000
36,400,000		Texas State (Series 2007), 4.50% TRANs, 8/28/2008	36,490,103
		TOTAL	489,727,633
		Utah--1.6%
20,900,000		Emery County, UT, PCRRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 2.900%, 5/1/2008	20,900,000
45,000,000	[3,4]	Utah State Board of Regents, DFA Municipal Trust (Series 2008-20), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.830%, 5/1/2008	45,000,000
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 2.580%, 5/1/2008	4,000,000
		TOTAL	69,900,000
		Vermont--0.1%
3,945,000	[3,4]	Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.250%, 5/7/2008	3,945,000
1,335,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A49), 2.15% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	1,335,000
		TOTAL	5,280,000
		Virginia--3.5%
35,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.30% CP (Virginia Electric & Power Co.), Mandatory Tender 5/7/2008	35,300,000
24,400,000		Metropolitan Washington, DC Airports Authority (Series 2005A), 1.60% CP (Bank of America N.A. LOC), Mandatory Tender 6/3/2008	24,400,000
19,000,000		Metropolitan Washington, DC Airports Authority (Series 2005B), 1.75% CP (Bank of America N.A. LOC), Mandatory Tender 9/17/2008	19,000,000
5,000,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2040), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 2.500%, 5/1/2008	5,000,000
5,215,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2054), Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co. LIQ), 2.500%, 5/1/2008	5,215,000
14,850,000	[3,4]	Metropolitan Washington, DC Airports Authority, ROCs (Series 12060), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 2.590%, 5/1/2008	14,850,000
25,000,000		Metropolitan Washington, DC Airports Authority (Subseries A), 1.60% CP (GTD by Landesbank Baden-Wuerttemberg and WestLB AG LOCs), Mandatory Tender 5/7/2008	25,000,000
13,000,000		Roanoke, VA, IDA (Series 2005A-2), Daily VRDNs (Carilion Health System Obligated Group) /(FSA INS)/(Wachovia Bank N.A. LIQ), 2.650%, 5/1/2008	13,000,000
10,000,000		Virginia Small Business Financing Authority (Series 2007) Weekly VRDNs (BleachTech LLC)/(National City Bank LOC), 2.800%, 5/1/2008	10,000,000
		TOTAL	151,765,000
		Washington--2.3%
9,000,000		Pierce County, WA Economic Development Corp. (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 2.700%, 5/1/2008	9,000,000
5,800,000		Port of Bellingham, WA, IDC (Series 2007), Daily VRDNs (BP West Coast Products LLC)/ (GTD by BP PLC), 2.650%, 5/1/2008	5,800,000
3,835,000		Port of Pasco, WA Economic Development Corp. (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 2.610%, 5/1/2008	3,835,000
11,995,000	[3,4]	Port of Seattle, WA, MuniTOPS (Series 2007-39), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 2.510%, 5/1/2008	11,995,000
7,490,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.780%, 5/1/2008	7,490,000
12,330,000	[3,4]	Port of Seattle, WA, ROCs (Series 12102), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.580%, 5/1/2008	12,330,000
11,500,000		Seattle, WA Housing Authority (Series 2007), Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 2.560%, 5/1/2008	11,500,000
7,375,000		Washington State EDFA (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/ (Wachovia Bank N.A. LOC), 2.580%, 5/1/2008	7,375,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/ (Wachovia Bank N.A. LOC), 2.580%, 5/1/2008	1,000,000
4,950,000		Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/ (Wells Fargo Bank, N.A. LOC), 2.750%, 5/7/2008	4,950,000
4,720,000		Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/ (Bank of America N.A. LOC), 2.750%, 5/7/2008	4,720,000
5,840,000		Washington State EDFA (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/ /(Wells Fargo Bank, N.A. LOC), 2.750%, 5/7/2008	5,840,000
10,000,000		Washington State EDFA (Series 2007A), Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 2.600%, 5/1/2008	10,000,000
5,350,000		Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 2.660%, 5/1/2008	5,350,000
		TOTAL	101,185,000
		West Virginia--2.2%
9,000,000		Grant County, WV County Commission, PCRB (Series 1994), 2.60% CP (Virginia Electric & Power Co.), Mandatory Tender 6/9/2008	9,000,000
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/ (PNC Bank, N.A. LOC), 2.610%, 5/1/2008	3,760,000
21,230,000	[3,4]	West Virginia Housing Development Fund (PT-3948), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.520%, 5/1/2008	21,230,000
23,000,000		West Virginia Public Energy Authority (1989 Series A), 1.05% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 5/7/2008	23,000,000
39,100,000		West Virginia Public Energy Authority (1989 Series A), 1.50% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 6/13/2008	39,100,000
		TOTAL	96,090,000
		Wisconsin--3.9%
8,745,000	[3,4]	Badger, WI Tobacco Asset Securitization Corp. (PA-1361), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.630%, 5/1/2008	8,745,000
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 2.680%, 5/1/2008	9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 2.680%, 5/1/2008	4,000,000
20,000,000		Franklin, WI Regional Solid Waste Finance Commission (Series 2007A), Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.600%, 5/1/2008	20,000,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 2.950%, 5/7/2008	800,000
1,365,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.520%, 5/1/2008	1,365,000
5,500,000		Lancaster, WI, IDRB (Series 2007), Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 2.620%, 5/1/2008	5,500,000
2,300,000		Milwaukee, WI (Series 1997), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	2,300,000
8,000,000		Verona, WI IDA Weekly VRDNs (Coating Place, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.520%, 5/1/2008	8,000,000
2,485,000	[3,4]	Wisconsin Housing & EDA (PT-3456), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.520%, 5/1/2008	2,485,000
30,385,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.800%, 5/7/2008	30,385,000
15,890,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2002E), Weekly VRDNs (FHLB of Chicago LIQ), 2.800%, 5/7/2008	15,890,000
23,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.800%, 5/7/2008	23,000,000
4,500,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.800%, 5/7/2008	4,500,000
8,520,000	[3,4]	Wisconsin Housing & EDA (PA-1473R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.520%, 5/1/2008	8,520,000
23,555,000	[3,4]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029), 3.78% TOBs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 7/17/2008	23,555,000
		TOTAL	168,545,000
		Wyoming--0.2%
7,900,000		Converse County, WY, PCRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/ (JPMorgan Chase Bank, N.A. LIQ), 2.900%, 5/1/2008	7,900,000
		TOTAL MUNICIPAL INVESTMENTS---100.6% (AT AMORTIZED COST)[5]	4,365,066,956
		OTHER ASSETS AND LIABILITIES---NET---(0.6)%[6]	(24,840,256)
		TOTAL NET ASSETS---100%	$4,340,226,700

Securities that are subject to the federal alternative minimum tax (AMT) represent 67.7% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2008, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	96.0%	4.0%

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $987,836,648, which represented 22.8% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2008, these liquid restricted securities amounted to $987,836,648, which represented 22.8% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

The Fund use the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
LIQs	--Liquidity Agreements
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
Prime Cash Obligations Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.4%
		Finance - Automotive--1.7%
$12,787,414	[1]	CAL Securitization Trust 2006-1, Class A2, 2.986%, 12/15/2008	$12,787,414
27,472,322	[1]	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	27,472,322
37,685,231	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	37,685,231
5,725,540		Carmax Auto Owner Trust 2008-1, Class A1, 4.454%, 1/15/2009	5,725,540
14,388,572	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.152%, 3/9/2009	14,388,572
7,263,010	[1,2]	Ford Credit Auto Owner Trust 2007-B, Class A1, 5.292%, 10/15/2008	7,263,010
75,000,000		Ford Credit Auto Owner Trust 2008-B, Class A1, 2.766%, 5/15/2009	75,000,000
18,456,124		Nissan Auto Receivables Owner Trust 2008-A, Class A1, 3.998%, 1/15/2009	18,456,124
3,379,408		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	3,379,408
1,622,317		World Omni Automobile Receivables Trust 2007-B, Class A1, 5.676%, 10/15/2008	1,622,317
15,000,000		World Omni Automobile Receivables Trust 2008-A, Class A1, 2.922%, 3/16/2009	15,000,000
		TOTAL	218,779,938
		Finance - Equipment--0.3%
12,707,154		GE Equipment Midticket LLC Series 2007-1, Class A1, 4.906%, 11/14/2008	12,707,154
16,300,000		John Deere Owner Trust 2008-A, Class A1, 2.791%, 5/8/2009	16,300,000
11,724,435	[1,2]	Marlin Leasing Receivables XI LLC Series 2007-1, Class A1, 5.214%, 10/15/2008	11,724,435
		TOTAL	40,731,589
		Finance - Retail--0.4%
53,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 2.696%, 5/17/2008	52,979,733
		TOTAL ASSET-BACKED SECURITIES	312,491,260
		CERTIFICATES OF DEPOSIT--12.5%
		Banking--12.5%
50,000,000		Bank of Montreal, 3.250%, 7/29/2008	50,000,000
25,000,000		Bank of Scotland, Edinburgh, 3.050%, 10/23/2008	25,000,000
340,000,000		Barclays Bank PLC, 2.960% - 4.640%, 7/2/2008 - 4/21/2009	340,001,683
150,300,000		Comerica Bank, 4.250% - 4.850%, 5/20/2008 - 7/10/2008	150,300,000
45,000,000		Credit Suisse, Zurich, 4.420% - 5.405%, 6/9/2008 - 7/3/2008	45,000,000
100,000,000		DePfa Bank PLC, 3.070% - 4.940%, 6/5/2008 - 10/24/2008	100,000,000
100,000,000		National City Bank, 2.780%, 9/11/2008	100,000,000
180,600,000		Natixis, 3.000% - 4.860%, 5/27/2008 - 10/15/2008	180,600,000
85,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.760% - 4.850%, 5/21/2008 - 7/18/2008	85,000,000
75,000,000		Societe Generale, Paris, 5.420%, 7/10/2008	75,000,000
25,000,000		Toronto Dominion Bank, 4.330%, 7/8/2008	25,000,000
415,000,000		UBS AG, 4.080% - 4.940%, 6/5/2008 - 10/15/2008	415,002,191
		TOTAL CERTIFICATES OF DEPOSIT	1,590,903,874
		COLLATERALIZED LOAN AGREEMENTS--19.8%
		Banking--11.5%
240,000,000		BNP Paribas Securities Corp., 2.725%, 5/1/2008	240,000,000
120,000,000		Barclays Capital, Inc., 2.725%, 5/1/2008	120,000,000
170,000,000		Credit Suisse First Boston LLC, 2.674%, 5/1/2008	170,000,000
250,000,000		Deutsche Bank Securities, Inc., 2.674%, 5/1/2008	250,000,000
305,000,000		Greenwich Capital Markets, Inc., 2.674% - 3.244%, 5/1/2008 - 5/28/2008	305,000,000
150,000,000		Natixis Financial Products Inc., 2.725% - 2.813%, 5/1/2008	150,000,000
225,000,000		RBC Capital Markets Corp., 2.674%, 5/1/2008	225,000,000
		TOTAL	1,460,000,000
		Brokerage--8.3%
490,000,000		Citigroup Global Markets, Inc., 2.674%, 5/1/2008	490,000,000
125,000,000		Goldman Sachs & Co., 2.725%, 5/1/2008	125,000,000
150,000,000		Merrill Lynch & Co., Inc., 2.788%, 5/1/2008	150,000,000
100,000,000		Merrill Lynch, Pierce, Fenner and Smith, 2.674%, 5/1/2008	100,000,000
180,000,000		Morgan Stanley & Co., Inc., 2.725%, 5/1/2008	180,000,000
		TOTAL	1,045,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,505,000,000
		COMMERCIAL PAPER--35.6%[3]
		Banking--5.3%
60,000,000		Bank of Scotland, Edinburgh, 3.220%, 7/22/2008	59,559,933
50,000,000		Calyon, Paris, 3.800%, 7/11/2008	49,625,278
25,000,000		DePfa Bank PLC, 4.648%, 5/6/2008	24,983,861
147,000,000	[1,2]	Fountain Square Commercial Funding Corp., 3.300% - 3.350%, 5/15/2008 - 7/21/2008	146,407,683
30,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.255%, 6/9/2008	29,861,713
60,490,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 2.950%, 7/25/2008	60,068,670
160,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.690% - 4.850%, 6/5/2008 - 10/2/2008	158,657,588
150,000,000		Societe Generale North America, Inc., 2.955% - 3.190%, 7/30/2008 - 8/14/2008	148,739,375
		TOTAL	677,904,101
		Brokerage--0.7%
86,500,000		Morgan Stanley, 2.840%, 7/7/2008	86,042,800
		Finance - Automotive--5.4%
50,000,000		DRAC LLC, A1+/P1 Series, 3.350%, 7/21/2008	49,623,125
20,000,000		DRAC LLC, A1/P1 Series, 2.980%, 8/11/2008	19,831,133
556,500,000		FCAR Auto Loan Trust, A1+/P1 Series, 2.800% - 4.820%, 5/15/2008 - 10/22/2008	551,033,689
65,000,000		FCAR Auto Loan Trust, A1/P1 Series, 4.430% - 4.810%, 5/15/2008 - 7/2/2008	64,694,130
		TOTAL	685,182,077
		Finance - Commercial--6.8%
150,000,000	[1,2]	Edison Asset Securitization LLC, 2.890% - 4.780%, 6/10/2008 - 9/25/2008	148,554,361
485,563,000	[1,2]	Fairway Finance Co. LLC, 2.740% - 3.160%, 5/16/2008 - 7/11/2008	483,976,795
226,000,000	[1,2]	Versailles Commercial Paper LLC, 3.100% - 3.300%, 5/2/2008 - 7/29/2008	225,376,686
		TOTAL	857,907,842
		Finance - Retail--16.8%
427,500,000	[1,2]	Alpine Securitization Corp., 2.710% - 3.130%, 5/12/2008 - 7/10/2008	426,260,395
196,540,000	[1,2]	Amsterdam Funding Corp., 2.740% - 3.130%, 5/8/2008 - 7/18/2008	196,100,562
479,317,000	[1,2]	Barton Capital LLC, 2.600% - 3.150%, 5/7/2008 - 7/18/2008	477,759,686
120,000,000	[1,2]	Chariot Funding LLC, 2.800% - 2.900%, 5/23/2008 - 5/29/2008	119,783,778
496,500,000	[1,2]	Sheffield Receivables Corp., 2.710% - 3.100%, 5/9/2008 - 7/8/2008	494,885,860
191,604,000	[1,2]	Tulip Funding Corp., 2.750% - 3.100%, 5/20/2008 - 9/11/2008	190,622,126
225,000,000	[1,2]	Yorktown Capital LLC, 2.730% - 2.930%, 6/12/2008 - 8/4/2008	223,681,203
		TOTAL	2,129,093,610
		Pharmaceuticals and Health Care--0.6%
80,000,000	[1,2]	AstraZeneca PLC, 2.680% - 2.920%, 8/26/2008 - 1/13/2009	79,096,167
		TOTAL COMMERCIAL PAPER	4,515,226,597
		CORPORATE NOTES--1.4%
		Finance - Securities--1.4%
80,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.350% - 5.400%, 5/21/2008 – 6/16/2008	80,000,000
100,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 5/19/2008 - 8/5/2008	100,000,000
		TOTAL CORPORATE NOTES	180,000,000
		NOTES – VARIABLE--25.7%[4]
		Banking--17.6%
3,280,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 3.150%, 5/7/2008	3,280,000
3,640,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 3.250%, 5/1/2008	3,640,000
4,355,000		AW Mobile LLC, (Wachovia Bank N.A. LOC), 3.780%, 5/2/2008	4,355,000
2,404,000		Aaron Oil Co., Inc., (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	2,404,000
4,500,000		Acton Realty Investors LLP, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	4,500,000
1,440,000		Alabama State IDA, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	1,440,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 3.000%, 5/1/2008	2,000,000
485,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 3.250%, 5/1/2008	485,000
2,005,000		American Custom Yachts, Inc., (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	2,005,000
7,240,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 3.650%, 5/1/2008	7,240,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 3.210%, 6/10/2008	85,000,000
40,000,000		BNP Paribas SA, 3.150%, 5/28/2008	39,994,393
3,631,000		Baldwin County Sewer Service LLC, Series 2003, (Regions Bank, Alabama LOC), 2.940%, 5/1/2008	3,631,000
40,000,000		Bank of Montreal, 2.989%, 7/31/2008	40,000,000
70,000,000	[1,2]	Bank of Montreal, 3.381%, 6/5/2008	70,000,000
25,000,000	[1,2]	Bank of New York Mellon Corp., 2.946%, 5/27/2008	25,000,000
56,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.724%, 5/9/2008	56,000,000
234,900,000		Bank of Scotland, Edinburgh, 2.669% - 3.188%, 5/1/2008 - 6/24/2008	234,900,000
7,690,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 2.880%, 5/1/2008	7,690,000
825,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 2.945%, 5/1/2008	825,000
1,620,000		Birmingham Fastener and Supply, Inc., (Regions Bank, Alabama LOC), 2.970%, 5/1/2008	1,620,000
895,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.740%, 5/2/2008	895,000
4,615,000		Briarwood LP, (Series 1999), (JPMorgan Chase Bank, N.A. LOC), 2.950%, 5/1/2008	4,615,000
5,400,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 3.050%, 5/1/2008	5,400,000
545,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	545,000
26,585,000		COG Leasing Co. LLP, Series 2007, (Regions Bank, Alabama LOC), 3.050%, 5/1/2008	26,585,000
5,215,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 2.880%, 5/1/2008	5,215,000
2,135,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	2,135,000
8,445,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wachovia Bank N.A. LOC), 3.040%, 5/1/2008	8,445,000
20,206,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/1/2008	20,206,000
52,000		Capital One Funding Corp., (Series 1993-A), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/1/2008	52,000
9,881,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/1/2008	9,881,000
1,069,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/1/2008	1,069,000
2,310,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/1/2008	2,310,000
8,400,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 2.930%, 5/7/2008	8,400,000
3,100,000		Cleveland Country Club, Inc., Series 2001, (Regions Bank, Alabama LOC), 2.960%, 5/1/2008	3,100,000
2,900,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 2.930%, 5/7/2008	2,900,000
5,440,000		Coilplus-Alabama, Inc., (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	5,440,000
70,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 2.884%, 7/3/2008	70,000,000
13,975,000		Cook County, IL, Series 2002 A, 2.953%, 5/7/2008	13,975,000
4,290,000		Courtesy Realty LLC, Series 2002, (Regions Bank, Alabama LOC), 3.250%, 5/1/2008	4,290,000
27,120,000		Covington, KY Industrial Building Revenue Bond, Series 2005-A, (Wachovia Bank N.A. LOC), 3.400%, 5/1/2008	27,120,000
100,000,000	[1,2]	Credit Agricole SA, 2.569%, 6/23/2008	100,000,000
12,380,000		Custom Window Systems, Inc., (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	12,380,000
4,440,000		DBH Properties LLC, Series 2004, (Regions Bank, Alabama LOC), 2.950%, 5/1/2008	4,440,000
5,180,000		DLR Investments, Inc., Series 2005, (U.S. Bank, N.A. LOC), 2.970%, 5/1/2008	5,180,000
170,000,000	[1,2]	DePfa Bank PLC, 2.860%, 6/15/2008	170,000,000
15,500,000		Denham Springs Economic Development District, Bass Pro Shops Projects, Series 2007-B, (JPMorgan Chase Bank, N.A. LOC), 3.400%, 5/1/2008	15,500,000
2,855,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 3.200%, 5/1/2008	2,855,000
7,675,000		Edison Chouest Offshore International, Series 2002, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	7,675,000
1,305,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 2.850%, 5/7/2008	1,305,000
855,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.200%, 5/1/2008	855,000
2,585,000		Equity Development Corp., Series 2002, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	2,585,000
5,800,000		Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	5,800,000
279,000		First Baptist Church of West Monroe, LA, Series 2003, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	279,000
1,750,000		Frank Nelson Building of Birmingham LLC, (Regions Bank, Alabama LOC), 2.940%, 5/1/2008	1,750,000
475,000		Fredericksburg, VA IDA, (SunTrust Bank LOC), 3.100%, 5/7/2008	475,000
5,360,000		Freeport, IL, (U.S. Bank, N.A. LOC), 2.920%, 5/1/2008	5,360,000
1,835,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 3.250%, 5/1/2008	1,835,000
1,260,000		Galliano Marine Service, Inc., (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	1,260,000
3,300,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 3.050%, 5/7/2008	3,300,000
3,580,000		Grigsby Properties LLC, Series 2002, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	3,580,000
1,230,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 3.400%, 5/1/2008	1,230,000
1,625,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 3.400%, 5/1/2008	1,625,000
23,085,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 3.000%, 5/1/2008	23,085,000
8,055,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 3.830%, 5/2/2008	8,055,000
7,284,000		Holston Medical Group PC, Series 2003, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	7,284,000
7,565,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 3.400%, 5/1/2008	7,565,000
4,130,000		Hugh W. Underwood /Underwood Properties, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	4,130,000
4,630,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	4,630,000
3,085,000		IPC Industries, Inc., (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	3,085,000
5,125,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.400%, 5/1/2008	5,125,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 3.300%, 5/1/2008	15,000,000
32,500,000		J.P. Morgan Chase & Co., 2.693%, 5/2/2008	32,500,000
5,615,000		Jet-Pep, Inc., Series 2003, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	5,615,000
3,710,000		Kansas Development Finance Authority, DLR Deer Creek Project, (Marshall & Ilsley Bank, Milwaukee LOC), 2.945%, 5/1/2008	3,710,000
830,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 3.000%, 5/1/2008	830,000
2,455,000		Life Church Birmingham, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	2,455,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 2.900%, 5/7/2008	5,000,000
1,995,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 3.790%, 5/2/2008	1,995,000
1,700,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 3.780%, 5/2/2008	1,700,000
5,220,000		McElroy Metal Mill, Inc., Series 2003, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	5,220,000
7,300,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 3.100%, 5/1/2008	7,300,000
690,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 3.150%, 5/1/2008	690,000
2,700,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 2.850%, 5/7/2008	2,700,000
1,160,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	1,160,000
10,000,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (J.P. Morgan Chase & Co. LOC), 2.900%, 5/1/2008	10,000,000
9,540,000		Mississippi Business Finance Corp., East Group Properties, LP Series 2002, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	9,540,000
16,005,000		Mississippi Business Finance Corp., Howard Industries, Inc. Project Series 2205, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	16,005,000
1,130,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	1,130,000
2,725,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 3.000%, 5/1/2008	2,725,000
100,000,000		National Australia Bank Ltd., Melbourne, 3.218%, 6/6/2008	100,000,000
75,000,000		National City Bank, 2.658% - 2.678%, 5/1/2008	75,000,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 2.990%, 5/7/2008	2,565,000
3,020,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.200%, 5/1/2008	3,020,000
13,905,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Mellon Corp. LOC), 2.900%, 5/6/2008	13,905,000
1,340,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 3.250%, 5/1/2008	1,340,000
3,595,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	3,595,000
1,800,000		Parker Towing Co., Inc., Series 2001, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	1,800,000
6,125,000		R & J Investment Co., (JPMorgan Chase Bank, N.A. LOC), 3.000%, 5/1/2008	6,125,000
6,830,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 3.050%, 5/1/2008	6,830,000
3,075,000		Redcay Funding LLC, Series 2007, (PNC Bank, N.A. LOC), 3.300%, 5/1/2008	3,075,000
8,750,000		Robinette Co., (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	8,750,000
55,000,000		Royal Bank of Canada, Montreal, 2.782%, 5/12/2008	55,000,000
145,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.740% - 2.868%, 5/1/2008 – 7/21/2008	144,985,571
40,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 3.250%, 5/21/2008	40,000,000
13,300,000		Russell Lands, Inc., Series 2002, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	13,300,000
2,400,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 2.930%, 5/7/2008	2,400,000
555,000		Sherman-Dixie Concrete Industries, Inc., (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	555,000
3,355,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (JPMorgan Chase Bank, N.A. LOC), 3.150%, 5/1/2008	3,355,000
3,805,000		Springhill Medical Complex, Inc., (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	3,805,000
7,800,000		St. James United Methodist Church of Montgomery, AL, Series 2007, (Regions Bank, Alabama LOC), 2.900%, 5/1/2008	7,800,000
6,300,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 2.950%, 5/1/2008	6,300,000
50,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 2.708%, 5/13/2008	50,000,000
40,000,000		Svenska Handelsbanken, Stockholm, 2.938%, 7/7/2008	40,000,000
2,055,000		TIL Holdings LLC, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	2,055,000
1,895,000		TTL Realty LLC, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	1,895,000
1,540,000		Tarrant Hydraulics Services LLC, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	1,540,000
35,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2007-2, Tranche #1, (GTD by Wachovia Corp.), 3.100%, 6/16/2008	35,000,000
50,000,000		Union Hamilton Special Purpose Funding LLC, Series 2008-1, Tranche #1, (GTD by Wachovia Corp.), 3.171%, 6/30/2008	50,000,000
2,325,000		University Church of Christ, (Wachovia Bank N.A. LOC), 3.780%, 5/2/2008	2,325,000
2,595,000		University Ltd. Properties LLC, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	2,595,000
940,000		VLF LLC, The Village of Lovejoy, Fountain Project, (Key Bank, N.A. LOC), 3.250%, 5/1/2008	940,000
540,000		Vista Grande Villa, (LaSalle Bank, N.A. LOC), 2.900%, 5/1/2008	540,000
4,055,000		Weaver Rentals LLC, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	4,055,000
5,425,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	5,425,000
13,600,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (JPMorgan Chase Bank, N.A. LOC), 3.200%, 5/1/2008	13,600,000
108,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.713%, 5/16/2008	108,000,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 2.999%, 6/11/2008	50,000,000
820,000		White's Ferry Road Church of Christ, Inc., (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	820,000
2,485,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 3.400%, 5/1/2008	2,485,000
		TOTAL	2,230,870,964
		Brokerage--3.8%
35,000,000		Goldman Sachs Group, Inc., 2.528%, 5/1/2008	35,000,000
40,000,000	[1,2]	Goldman Sachs Group, Inc., 2.786%, 5/15/2008	40,000,215
78,000,000		Merrill Lynch & Co., Inc., 2.790% - 3.058%, 5/6/2008 – 5/22/2008	78,000,000
81,000,000	[1,2]	Merrill Lynch & Co., Inc., 2.872%, 5/19/2008	81,000,000
247,000,000		Morgan Stanley, 2.790% - 2.976%, 5/6/2008 - 5/27/2008	247,000,175
		TOTAL	481,000,390
		Finance - Commercial--0.6%
4,050,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 3.100%, 5/1/2008	4,050,000
59,500,000		General Electric Capital Corp., 2.744%, 5/9/2008	59,500,000
15,000,000		Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 3.100%, 5/1/2008	15,000,000
		TOTAL	78,550,000
		Finance - Securities--1.2%
103,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.340% - 3.045%, 5/15/2008 – 5/19/2008 (Final Maturity 5/19/2008 – 8/15/2008)	102,996,106
50,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.714%, 5/9/2008 (Final Maturity 6/9/2008)	50,000,509
		TOTAL	152,996,615
		Government Agency—0.2%
19,000,000		BBC Enterprises LLC, Series 2007, (FHLB of San Francisco LOC), 2.900%, 5/1/2008	19,000,000
		Insurance--2.0%
25,000,000		Hartford Life Insurance Co., 3.246% - 3.409%, 5/1/2008 – 6/2/2008	25,000,000
45,000,000		MetLife Insurance Co. of Connecticut, 2.751% - 3.150%, 5/19/2008 – 6/28/2008	45,000,000
45,000,000		Metropolitan Life Insurance Co., 2.808% - 3.349%, 5/1/2008 – 7/1/2008	45,000,000
35,000,000		Monumental Life Insurance Co., 2.820% - 3.225%, 5/1/2008 - 6/2/2008	35,000,000
45,000,000		New York Life Insurance Co., 3.136% - 3.319%, 5/1/2008	45,000,000
32,000,000	[1,2]	Pacific Life Global Funding, 2.780% - 3.318%, 5/6/2008 - 5/9/2008	32,000,026
25,000,000		Transamerica Occidental Life Insurance Co., 2.838%, 5/1/2008	25,000,000
		TOTAL	252,000,026
		Oil & Oil Finance--0.3%
40,000,000		BP Capital Markets PLC, (GTD by BP PLC), 3.039%, 6/11/2008	40,000,000
		TOTAL NOTES - VARIABLE	3,254,417,995
		REPURCHASE AGREEMENTS--2.9%
250,000,000		Interest in $3,668,061,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,668,266,819 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $3,741,632,155.	250,000,000
113,853,000		Interest in $4,000,000,000 joint repurchase agreement 2.01%, dated 4/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,000,223,333 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $4,096,848,910.	113,853,000
		TOTAL REPURCHASE AGREEMENTS	363,853,000
		TOTAL INVESTMENTS --- 100.3% (AT AMORTIZED COST)[5]	12,721,892,726
		OTHER ASSETS AND LIABILITIES --- NET --- (0.3)%[6]	(42,357,481)
		TOTAL NET ASSETS --- 100%	$12,679,535,245

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $4,810,529,133, which represented 37.9% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2008, these liquid restricted securities amounted to $4,770,269,397, which represented 37.6% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	CAL Securitization Trust 2006-1, Class A2, 2.986%, 12/15/2008	12/6/2007	$12,787,414
	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$27,472,322
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
SWP	--Swap Agreement

Prime Management Obligations Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount	Value

		ASSET-BACKED SECURITIES--3.3%
		Finance - Automotive--1.4%
$1,175,817		BMW Vehicle Lease Trust 2007-1, Class A1, 5.061%, 11/17/2008	$1,175,817
9,157,441	[1]	CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	9,157,441
7,559,604	[1,2]	Capital Auto Receivables Asset Trust 2007-4, Class A1, 4.910%, 11/17/2008	7,559,604
14,494,319	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.104%, 12/15/2008	14,494,319
2,414,989		Capital One Auto Finance Trust 2007-C, Class A1, 5.282%, 10/15/2008	2,414,989
4,316,572	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.151%, 3/9/2009	4,316,572
5,576,239	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.017%, 2/13/2009	5,576,239
		TOTAL	44,694,981
		Finance - Retail--1.9%
35,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 2.696%, 5/17/2008	35,000,000
27,938,904	[1,2]	WST Trust (Series 2007-1G), Class A1, 3.040%, 5/21/2008	27,938,904
		TOTAL	62,938,904
		TOTAL ASSET-BACKED SECURITIES	107,633,885
		CERTIFICATES OF DEPOSIT--11.3%
		Banking--11.3%
20,000,000		Bank of Montreal, 3.250%, 7/29/2008	20,000,000
40,000,000		Bank of Scotland, Edinburgh, 5.310%, 5/22/2008	40,000,000
35,000,000		Barclays Bank PLC, 2.960% - 3.060%, 11/21/2008 – 2/23/2009	35,000,000
40,000,000		Comerica Bank, 4.250%, 7/10/2008	40,000,000
43,000,000		Credit Suisse, Zurich, 5.290% - 5.405%, 5/21/2008 - 6/9/2008	43,000,000
67,000,000		DePfa Bank PLC, 4.140% - 4.940%, 6/4/2008 - 7/14/2008	67,000,000
30,000,000		National City Bank, 2.780%, 9/11/2008	30,000,000
20,000,000		Natixis, 3.000%, 8/1/2008	20,000,000
20,000,000		Societe Generale, Paris, 5.420%, 7/10/2008	20,000,000
55,000,000		UBS AG, 3.040% - 4.780%, 6/23/2008 - 10/15/2008	55,000,000
		TOTAL CERTIFICATES OF DEPOSIT	370,000,000
		COLLATERALIZED LOAN AGREEMENTS--18.5%
		Banking--7.2%
90,000,000		Credit Suisse First Boston LLC, 2.637%, 5/1/2008	90,000,000
25,000,000		Deutsche Bank Securities, Inc., 2.637%, 5/1/2008	25,000,000
70,000,000		Greenwich Capital Markets, Inc., 2.637%, 5/1/2008	70,000,000
50,000,000		UBS Securities LLC, 3.100%, 7/21/2008	50,000,000
		TOTAL	235,000,000
		Brokerage--11.3%
150,000,000		Citigroup Global Markets, Inc., 2.637%, 5/1/2008	150,000,000
150,000,000		Lehman Brothers, Inc., 2.787% - 2.837%, 5/1/2008 - 5/2/2008	150,000,000
50,000,000		Merrill Lynch, Pierce, Fenner and Smith, 2.637%, 5/1/2008	50,000,000
20,000,000		Morgan Stanley & Co., Inc., 2.687%, 5/1/2008	20,000,000
		TOTAL	370,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	605,000,000
		COMMERCIAL PAPER--13.7%[3]
		Banking--3.0%
15,000,000		Bank of Scotland, Edinburgh, 3.220%, 7/22/2008	14,889,983
20,000,000		Calyon, Paris, 3.800%, 7/11/2008	19,850,111
25,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.990%, 8/22/2008	24,765,368
40,000,000		Societe Generale North America, Inc., 2.960%, 8/8/2008	39,674,400
		TOTAL	99,179,862
		Finance - Automotive--2.9%
20,000,000		DRAC LLC, (A1+/P1 Series), 3.000%, 8/5/2008	19,840,000
50,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.970% - 3.750%, 6/25/2008 - 8/13/2008	49,642,271
25,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 3.710%, 7/15/2008	24,806,771
		TOTAL	94,289,042
		Finance - Commercial--0.8%
25,000,000	[1,2]	Versailles Commercial Paper LLC, 3.200%, 5/7/2008	24,986,667
		Finance - Retail--6.4%
50,000,000	[1,2]	Alpine Securitization Corp., 3.070%, 5/12/2008	49,953,097
27,000,000	[1,2]	Barton Capital LLC, 3.150%, 5/9/2008	26,981,100
40,000,000	[1,2]	Sheffield Receivables Corp., 3.080%, 5/9/2008	39,972,622
43,000,000	[1,2]	Tulip Funding Corp., 3.150%, 5/7/2008	42,977,425
50,000,000	[1,2]	Yorktown Capital LLC, 2.930%, 6/12/2008	49,829,083
		TOTAL	209,713,327
		Pharmaceuticals and Health Care--0.6%
20,000,000	[1,2]	AstraZeneca PLC, 2.920%, 8/26/2008	19,810,200
		TOTAL COMMERCIAL PAPER	447,979,098
		CORPORATE BONDS--1.0%
		Banking--0.1%
2,000,000		Fifth Third Bank, Cincinnati, 3.375%, 8/15/2008	2,000,994
		Finance - Retail--0.6%
20,000,000	[1,2]	SLM Corp., 2.727%, 5/12/2008	20,000,000
		Retail--0.3%
10,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	10,004,888
		TOTAL CORPORATE BONDS	32,005,882
		CORPORATE NOTES--2.4%
		Finance - Securities--2.4%
45,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 5/21/2008 – 6/2/2008	44,999,789
34,250,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 5/22/2008 - 8/5/2008	34,250,000
		TOTAL CORPORATE NOTES	79,249,789
		NOTES – VARIABLE–46.9%[4]
		Banking--32.4%
2,600,000		AlaTrade Foods LLC, (Series 4), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	2,600,000
866,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 3.650%, 5/1/2008	866,000
9,210,000		Atlanta, GA Development Authority, Panther Place, (Series 2007-B), (GTD by AMBAC), 3.400%, 5/1/2008	9,210,000
108,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 2.918% - 3.004%, 5/23/2008 – 6/5/2008	108,000,000
11,705,000		BBN Holdings LLC, (Series 2004), (RBC Centura Bank LOC), 2.930%, 5/1/2008	11,705,000
1,695,000		BD Toy LLC, (Series 2003), (Compass Bank, Birmingham LOC), 3.150%, 5/1/2008	1,695,000
62,000,000	[1,2]	BNP Paribas SA, 2.886% - 3.060%, 5/19/2008 – 5/27/2008	62,000,000
584,000		Baldwin County Sewer Service LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	584,000
7,755,000		Baldwin County Sewer Service LLC, (Series 2005), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	7,755,000
45,000,000	[1,2]	Bank of Ireland, 2.790% - 3.055%, 5/15/2008 – 5/19/2008	45,000,000
22,600,000		Bank of Montreal, 2.989%, 7/31/2008	22,600,000
48,000,000		Bank of Scotland, Edinburgh, 2.669% - 3.188%, 5/14/2008 - 6/24/2008	48,000,036
18,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.724%, 5/9/2008	18,000,000
11,000,000		Better Brands of South Georgia LLP, (Series 2003), (Columbus Bank and Trust Co., GA LOC), 3.200%, 5/1/2008	11,000,000
13,500,000		Beverage South of Aiken LLC, (Series 2007), (Columbus Bank and Trust Co., GA LOC), 3.200%, 5/1/2008	13,500,000
5,680,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 2.950%, 5/1/2008	5,680,000
895,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.740%, 5/2/2008	895,000
3,425,000		CAH Holdings, Inc., (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 2.986%, 5/1/2008	3,425,000
10,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 3.000%, 5/1/2008	10,000,000
4,500,000		Castleton United Methodist Church, Inc., (Series 2006a), (U.S. Bank, N.A. LOC), 2.950%, 5/1/2008	4,500,000
45,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 2.915%, 5/27/2008	45,000,000
95,000,000	[1,2]	Credit Agricole S.A., 2.569% - 2.910%, 6/23/2008 - 7/23/2008	95,000,000
2,260,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 3.000%, 5/1/2008	2,260,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T), Highlands, (Wachovia Bank N.A. LOC), 3.150%, 5/1/2008	1,500,000
4,000,000	[1,2]	DePfa Bank PLC, 2.860%, 6/15/2008	3,999,999
21,155,000		Fiore Capital LLC, (Series 2005-A), (Marshall & Ilsley Bank, Milwaukee LOC), 3.000%, 5/1/2008	21,155,000
4,790,000		First Family Church, (Series 2005), (Regions Bank, Alabama LOC), 3.100%, 5/1/2008	4,790,000
560,000		Franklin County, PA IDA, (Series 2001B), Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.000%, 5/2/2008	560,000
885,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 4.270%, 5/1/2008	885,000
4,060,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.160%, 5/1/2008	4,060,000
3,885,000		Headquarters Partnership Ltd., (Series 2001), (National Australia Bank Ltd., Melbourne LOC), 3.000%, 5/1/2008	3,885,000
17,910,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 3.250%, 5/1/2008	17,910,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 3.300%, 5/1/2008	20,000,000
9,430,000		Lake Mary Bay LP, (Series 2005), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	9,430,000
1,615,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.200%, 5/2/2008	1,615,000
5,150,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 3.000%, 5/1/2008	5,150,000
2,913,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, (Series 2005), (Wachovia Bank N.A. LOC), 3.000%, 5/1/2008	2,913,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	3,000,000
210,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	210,000
136,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 2.741%, 5/7/2008	136,000,000
60,000,000		National City Bank, 2.678% - 3.100%, 5/1/2008 – 5/13/2008	60,000,000
18,100,000		Nautical Transport LLC, (Series 2005), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	18,100,000
3,000,000		Overland Park Professional Center LLC, (Series 2004), (Comerica Bank LOC), 2.980%, 5/1/2008	3,000,000
558,000		Pizitz Properties LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	558,000
3,825,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 3.000%, 5/1/2008	3,825,000
5,355,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Allied Irish Banks PLC LOC), 2.900%, 5/1/2008	5,355,000
46,000,000	[1,2]	Royal Bank of Canada, Montreal, 2.709%, 5/1/2008	46,000,026
45,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.740% - 2.868%, 5/1/2008 – 7/21/2008	44,987,976
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 2.900%, 5/1/2008	10,000,000
20,000,000	[1,2]	Societe Generale, Paris, 2.703%, 5/2/2008	20,000,000
800,000		Spiller LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.350%, 5/1/2008	800,000
2,600,000		Springfield, TN Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	2,600,000
40,000,000		Svenska Handelsbanken, Stockholm, 2.938%, 7/7/2008	40,000,000
1,000,000		Wachovia Bank N.A., 2.654%, 7/3/2008	998,935
520,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 3.000%, 5/1/2008	520,000
36,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.713%, 5/16/2008	36,000,000
		TOTAL	1,059,082,972
		Brokerage--6.3%
15,000,000		Goldman Sachs Group, Inc., 2.528%, 5/1/2008	15,000,000
20,000,000	[1,2]	Goldman Sachs Group, Inc., 2.786%, 5/15/2008	20,000,107
22,000,000		Merrill Lynch & Co., Inc., 2.856% - 3.058%, 5/15/2008 – 5/22/2008	22,000,000
150,000,000		Morgan Stanley, 2.410% - 2.976%, 5/1/2008 - 5/27/2008	150,000,143
		TOTAL	207,000,250
		Finance - Securities--4.2%
38,500,000	[1,2]	Asscher Finance Corp., 2.320% - 3.045%, 5/1/2008 – 5/15/2008 (Final Maturity 8/1/2008 – 8/15/2008)	38,496,506
75,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.450% - 3.045%, 5/1/2008 – 5/15/2008 (Final Maturity 7/15/2008 - 8/20/2008)	74,993,734
22,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.315% - 2.490%, 5/1/2008 (Final Maturity 5/30/2008 – 7/21/2008)	21,999,420
		TOTAL	135,489,660
		Insurance--3.7%
20,000,000		Genworth Life Insurance Co., 3.186% - 3.476%, 5/9/2008 – 6/2/2008	20,000,000
10,000,000		Hartford Life Global Funding Trust, 2.736%, 5/15/2008	10,000,000
10,000,000		Hartford Life Insurance Co., 3.246%, 6/2/2008	10,000,000
10,000,000		MetLife Insurance Co. of Connecticut, 2.751%, 6/28/2008	10,000,000
20,000,000		Metropolitan Life Insurance Co., 3.349%, 5/1/2008	20,000,000
30,000,000		New York Life Insurance Co., 3.136% - 3.156%, 5/23/2008 – 6/2/2008	30,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 3.318%, 5/14/2008	20,000,000
		TOTAL	120,000,000
		Oil & Oil Finance--0.3%
10,000,000		BP Capital Markets PLC, (GTD by BP PLC), 3.039%, 6/11/2008	10,000,000
		TOTAL NOTES - VARIABLE	1,531,572,882
		REPURCHASE AGREEMENT--2.4%
76,110,000		Interest in $4,000,000,000 joint repurchase agreement 2.01%, dated 4/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,000,223,333 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $4,096,848,910.	76,110,000
		TOTAL INVESTMENTS---99.5% (AT AMORTIZED COST)[5]	3,249,551,536
		OTHER ASSETS AND LIABILITIES---NET---0.5%[6]	16,331,246
		TOTAL NET ASSETS---100%	3,265,882,782

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $1,273,058,222, which represented 39.0% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2008, these liquid restricted securities amounted to $1,263,900,781, which represented 38.7% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	3/14/2008	$9,157,441

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

The Fund use the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit

Prime Obligations Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount or Shares	Value

		ASSET-BACKED SECURITIES--1.9%
		Finance - Automotive--1.7%
$7,054,902		BMW Vehicle Lease Trust 2007-1, Class A1, 5.062%, 11/17/2008	$7,054,902
32,678,947	[1]	CAL Securitization Trust 2006-1, Class A2, 2.986%, 12/15/2008	32,678,947
54,028,901	[1]	CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	54,028,901
25,198,682	[1,2]	Capital Auto Receivables Asset Trust 2007-4, Class A1, 4.910%, 11/17/2008	25,198,682
92,763,644	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	92,763,644
28,777,145	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.151%, 3/9/2009	28,777,145
79,112,710		Fifth Third Auto Trust 2008-1, Class A1, 2.730%, 4/15/2009	79,112,710
13,618,144	[1,2]	Ford Credit Auto Owner Trust 2007-B, Class A1, 5.292%, 10/15/2008	13,618,144
27,881,194	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.018%, 2/13/2009	27,881,194
33,000,000		Ford Credit Auto Owner Trust 2008-B, Class A1, 2.765%, 5/15/2009	33,000,000
15,717,851		Harley-Davidson Motorcycle Trust 2008-1, Class A1, 3.171%, 2/15/2009	15,717,851
8,268,252		Nissan Auto Receivables Owner Trust 2007-B, Class A1, 5.264%, 10/15/2008	8,268,252
15,380,103		Nissan Auto Receivables Owner Trust 2008-A, Class A1, 3.998%, 1/15/2009	15,380,103
13,517,632		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	13,517,632
2,163,090		World Omni Automobile Receivables Trust 2007-B, Class A1, 5.676%, 10/15/2008	2,163,090
		TOTAL	449,161,197
		Finance - Equipment--0.2%
40,000,000		John Deere Owner Trust 2008-A, Class A1, 2.790%, 5/8/2009	40,000,000
24,286,329	[1,2]	Marlin Leasing Receivables XI LLC (Series 2007-1), Class A1, 5.214%, 10/15/2008	24,286,329
		TOTAL	64,286,329
		TOTAL ASSET-BACKED SECURITIES	513,447,526
		CERTIFICATES OF DEPOSIT--10.8%
		Banking--10.8%
428,000,000		Bank of Montreal, 3.000% - 4.920%, 5/30/2008 - 8/27/2008	428,000,000
53,500,000		Bank of Scotland, Edinburgh, 5.310%, 5/23/2008	53,500,000
465,000,000		Barclays Bank PLC, 2.960% - 5.312%, 5/22/2008 - 4/21/2009	465,006,376
100,000,000		Comerica Bank, 4.250%, 7/10/2008	100,000,000
338,500,000		Credit Suisse, Zurich, 4.420% - 5.405%, 5/21/2008 - 7/3/2008	338,500,000
520,000,000		DePfa Bank PLC, 2.890% - 4.940%, 5/22/2008 - 10/24/2008	520,000,000
175,000,000		National City Bank, 2.730% - 2.780%, 9/9/2008 - 9/11/2008	175,001,796
145,000,000		Natixis, 3.190% - 4.850%, 5/27/2008 - 10/15/2008	145,000,000
199,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.760% - 4.850%, 5/21/2008 - 7/18/2008	199,000,000
50,000,000		Societe Generale, Paris, 3.250%, 7/30/2008	50,000,000
65,000,000		Toronto Dominion Bank, 4.330% - 4.850%, 5/27/2008 - 7/8/2008	65,000,000
326,000,000		UBS AG, 3.040% - 4.940%, 6/5/2008 - 10/15/2008	326,014,609
		TOTAL CERTIFICATES OF DEPOSIT	2,865,022,781
		COLLATERALIZED LOAN AGREEMENTS--19.9%
		Banking--12.7%
235,000,000		BNP Paribas Securities Corp., 2.687%, 5/1/2008	235,000,000
405,000,000		Barclays Capital, Inc., 2.607% - 2.687%, 5/1/2008	405,000,000
425,000,000		Credit Suisse First Boston LLC, 2.637%, 5/1/2008	425,000,000
600,000,000		Deutsche Bank Securities, Inc., 2.637%, 5/1/2008	600,000,000
508,000,000		Greenwich Capital Markets, Inc., 2.637% - 3.200%, 5/1/2008 - 5/28/2008	508,000,000
340,000,000		Natixis Financial Products Inc., 2.725% - 2.812%, 5/1/2008	340,000,000
342,000,000		RBC Capital Markets Corp., 2.674%, 5/1/2008	342,000,000
220,000,000		UBS Securities LLC, 2.687% - 3.100%, 5/1/2008 - 7/21/2008	220,000,000
292,000,000		Wachovia Securities, Inc., 2.687%, 5/1/2008	292,000,000
		TOTAL	3,367,000,000
		Brokerage--7.2%
1,048,000,000		Citigroup Global Markets, Inc., 2.637%, 5/1/2008	1,048,000,000
300,000,000		Merrill Lynch & Co., Inc., 2.787%, 5/1/2008	300,000,000
400,000,000		Merrill Lynch, Pierce, Fenner and Smith, 2.637%, 5/1/2008	400,000,000
170,000,000		Morgan Stanley & Co., Inc., 2.687%, 5/1/2008	170,000,000
		TOTAL	1,918,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	5,285,000,000
		COMMERCIAL PAPER --23.4%[3]
		Banking--5.1%
75,000,000		Bank of Scotland, Edinburgh, 3.220%, 7/22/2008	74,449,917
95,000,000		Calyon, Paris, 3.800%, 7/11/2008	94,288,028
75,000,000		DePfa Bank PLC, 4.648%, 5/6/2008	74,951,583
91,000,000	[1,2]	Fountain Square Commercial Funding Corp., 3.200% - 3.300%, 7/21/2008 - 7/28/2008	90,302,081
125,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.250%, 6/13/2008	124,365,451
100,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 3.150%, 5/9/2008	99,930,000
15,170,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 3.100%, 5/6/2008	15,170,000
280,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.690% - 3.000%, 8/22/2008 - 10/2/2008	277,034,214
412,000,000		Societe Generale North America, Inc., 2.960% - 3.670%, 7/18/2008 - 8/8/2008	408,696,712
100,000,000		UBS Finance (Delaware) LLC, 2.930%, 7/31/2008	99,259,361
		TOTAL	1,358,447,347
		Finance - Automotive--5.3%
223,000,000		DRAC LLC, (A1+/P1 Series), 2.970% - 3.100%, 7/22/2008 - 8/11/2008	221,310,733
105,000,000		DRAC LLC, (A1/P1 Series), 5.055%, 5/29/2008	104,597,383
828,255,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.800% - 4.900%, 5/6/2008 - 10/22/2008	821,785,201
253,200,000		FCAR Auto Loan Trust, (A1/P1 Series), 2.610% - 4.850%, 5/15/2008 - 9/19/2008	251,717,673
		TOTAL	1,399,410,990
		Finance - Commercial--2.5%
40,000,000	[1,2]	Edison Asset Securitization LLC, 4.780%, 6/10/2008	39,787,556
370,749,000	[1,2]	Fairway Finance Co. LLC, 2.930% - 3.130%, 5/7/2008 - 7/9/2008	369,812,888
249,000,000	[1,2]	Versailles Commercial Paper LLC, 3.100% - 3.300%, 5/2/2008 - 6/5/2008	248,641,535
		TOTAL	658,241,979
		Finance - Retail--10.5%
175,000,000	[1,2]	Alpine Securitization Corp., 3.070% - 3.120%, 5/12/2008 - 5/21/2008	174,776,194
200,000,000	[1,2]	Amsterdam Funding Corp., 2.820% - 3.130%, 5/6/2008 - 5/8/2008	199,899,972
691,020,000	[1,2]	Barton Capital LLC, 2.600% - 3.200%, 5/1/2008 - 7/7/2008	689,941,886
353,945,000	[1,2]	Chariot Funding LLC, 2.800% - 3.100%, 5/6/2008 - 6/5/2008	353,277,873
150,738,000	[1,2]	Falcon Asset Securitization Company LLC, 2.670% - 2.850%, 7/17/2008 - 7/23/2008	149,812,026
30,000,000	[1,2]	Jupiter Securitization Company LLC, 2.900%, 5/20/2008	29,954,083
659,500,000	[1,2]	Sheffield Receivables Corp., 2.730% - 2.950%, 5/29/2008 - 7/14/2008	657,012,010
390,000,000	[1,2]	Tulip Funding Corp., 2.750% - 3.150%, 5/7/2008 - 9/11/2008	389,347,319
162,000,000	[1,2]	Yorktown Capital LLC, 2.930%, 6/12/2008	161,446,230
		TOTAL	2,805,467,593
		TOTAL COMMERCIAL PAPER	6,221,567,909
		CORPORATE BONDS--0.8%
		Finance - Retail--0.6%
180,000,000	[1,2]	SLM Corp., 2.727%, 5/12/2008	180,000,000
		Retail--0.2%
50,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	50,024,440
		TOTAL CORPORATE BONDS	230,024,440
		CORPORATE NOTES--1.1%
		Finance - Securities--1.1%
124,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340% - 5.400%, 5/21/2008 – 6/16/2008	123,999,578
164,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 5/19/2008 - 8/5/2008	164,000,000
		TOTAL CORPORATE NOTES	287,999,578
		NOTES - VARIABLE --30.3%[4]
		Banking--18.8%
4,545,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 3.250%, 5/1/2008	4,545,000
3,865,000		AlaTrade Foods LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	3,865,000
3,165,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 3.150%, 5/1/2008	3,165,000
6,400,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 3.150%, 5/1/2008	6,400,000
12,000,000		Association of American Medical Colleges, (GTD by JPMorgan Chase Bank, N.A., INS by AMBAC INS), 2.950%, 5/7/2008	12,000,000
3,440,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 3.250%, 5/1/2008	3,440,000
150,000,000		BNP Paribas SA, 2.829%, 5/28/2008	149,978,974
230,000,000	[1,2]	BNP Paribas SA, 2.886% - 3.060%, 5/19/2008 – 5/27/2008	230,000,000
5,320,000		Baldwin County Sewer Service LLC, (Series 2002), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	5,320,000
238,000,000	[1,2]	Bank of Ireland, 2.790% - 3.055%, 5/15/2008 - 5/19/2008	238,000,000
205,000,000		Bank of Montreal, 2.989% - 3.040%, 5/21/2008 – 7/31/2008	205,005,114
40,000,000	[1,2]	Bank of Montreal, 3.381%, 6/5/2008	40,000,000
73,000,000	[1,2]	Bank of New York Mellon Corp., 2.946%, 5/27/2008	73,000,000
184,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.724%, 5/9/2008	184,000,194
904,700,000		Bank of Scotland, Edinburgh, 2.669% - 4.614%, 5/1/2008 - 6/24/2008	904,700,294
15,505,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 2.950%, 5/1/2008	15,505,000
5,895,000		Bing Steel Management, Inc., (Series 2000), (Comerica Bank LOC), 2.900%, 5/7/2008	5,895,000
2,300,000		Bing Steel Management, Inc., (Series 2002), (Comerica Bank LOC), 2.928%, 5/7/2008	2,300,000
4,750,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.740%, 5/2/2008	4,750,000
5,555,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	5,555,000
15,000,000		Buchanan County, MO Solid Waste Disposal, Lifeline Foods, LLC, (Series 2006-A), (Wells Fargo Bank, N.A. LOC), 2.900%, 5/1/2008	15,000,000
5,600,000		Capital Markets Access Co. LC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 3.050%, 5/7/2008	5,600,000
5,742,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/1/2008	5,742,000
1,021,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/1/2008	1,021,000
1,644,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/1/2008	1,644,000
1,170,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/1/2008	1,170,000
2,214,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/1/2008	2,214,000
2,246,000		Capital One Funding Corp., (Series 1998-C), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/1/2008	2,246,000
1,687,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/1/2008	1,687,000
863,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/1/2008	863,000
3,583,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/1/2008	3,583,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 2.950%, 5/1/2008	2,350,000
10,035,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 3.840%, 5/2/2008	10,035,000
6,095,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 3.400%, 5/1/2008	6,095,000
745,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/1/2008	745,000
730,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 3.050%, 5/7/2008	730,000
5,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 2.915%, 5/27/2008	4,999,756
10,390,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 2.950%, 5/1/2008	10,390,000
64,025,000		Cook County, IL, (Series 2002 A), 2.953%, 5/7/2008	64,025,000
23,370,000		Cooperative District of Prattville, Bass Pro Project (Series 2006), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	23,370,000
4,415,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 3.250%, 5/1/2008	4,415,000
110,000,000	[1,2]	Credit Agricole S.A., 2.569%, 6/23/2008	110,000,000
10,000,000		Credit Suisse, Zurich, 2.648%, 5/1/2008	9,997,179
11,700,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 3.050%, 5/1/2008	11,700,000
2,260,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 2.940%, 5/7/2008	2,260,000
5,970,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.200%, 5/1/2008	5,970,000
3,200,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	3,200,000
13,300,000		Fuller Road Management Corp., (Series 2007), (Key Bank, N.A. LOC), 3.250%, 5/1/2008	13,300,000
12,210,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 3.250%, 5/1/2008	12,210,000
34,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 3.100%, 5/1/2008	34,900,000
13,010,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 3.050%, 5/1/2008	13,010,000
5,390,000		H & P Holdings LLC, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	5,390,000
8,835,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 3.000%, 5/1/2008	8,835,000
4,925,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	4,925,000
6,720,000		Healthcare Network Properties LLC, (Series A), (National City Bank LOC), 3.450%, 5/1/2008	6,720,000
8,370,000		Ivan Smith Properties LC, (Series 2005), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	8,370,000
85,000,000		J.P. Morgan Chase & Co., 2.693%, 5/2/2008	85,000,000
3,400,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 3.020%, 5/7/2008	3,400,000
6,000,000		Kansas City, MO IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee LOC), 3.900%, 5/7/2008	6,000,000
14,560,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (INS by MBIA Insurance Corp.), 6.500%, 5/1/2008	14,560,000
2,665,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 2.990%, 5/7/2008	2,665,000
1,690,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 2.990%, 5/7/2008	1,690,000
4,585,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.200%, 5/2/2008	4,585,000
24,300,000		Leeds, AL, (Series 2006-A), (Regions Bank, Alabama LOC), 2.930%, 5/1/2008	24,300,000
6,440,000		Leeds, AL, (Series 2006-C), (Regions Bank, Alabama LOC), 2.930%, 5/1/2008	6,440,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 2.900%, 5/7/2008	5,165,000
18,750,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	18,750,000
420,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 3.100%, 5/1/2008	420,000
222,000,000		Marshall & Ilsley Bank, Milwaukee, 2.885%, 5/27/2008	222,000,000
11,485,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank N.A. LOC), 2.990%, 5/6/2008	11,485,000
4,395,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 3.780%, 5/2/2008	4,395,000
1,669,000		Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/1/2008	1,669,000
8,115,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	8,115,000
3,000,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	3,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 3.150%, 5/1/2008	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank N.A. LOC), 2.930%, 5/7/2008	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (JPMorgan Chase Bank, N.A. LOC), 2.910%, 5/7/2008	10,790,000
110,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 2.741%, 5/7/2008	110,000,000
158,000,000		National City Bank, 2.658% - 3.100%, 5/1/2008 - 5/13/2008	158,000,000
900,000		Newport , KY Industrial Building Revenue Bonds, South Beach #1, LLC, (Series 2007A), (Fifth Third Bank, Cincinnati LOC), 3.300%, 5/1/2008	900,000
5,075,000		North American Gulf Terminals, Inc., (Series 2002), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	5,075,000
11,415,000		North Oaks Partnership, (Series 1998), 2.900%, 5/1/2008	11,415,000
80,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 3.030%, 5/7/2008	80,800,000
4,240,000		Olive Baptist Church, Inc., (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	4,240,000
100,000,000		PNC Bank, N.A., 2.666%, 5/19/2008	99,996,188
4,855,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 3.000%, 5/1/2008	4,855,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 3.000%, 5/7/2008	6,650,000
4,825,000		Pinellas County, FL IDA, Eurobake Project, (Series 2005), (SunTrust Bank LOC), 3.050%, 5/7/2008	4,825,000
9,955,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 2.990%, 5/1/2008	9,955,000
4,275,000		Reiser Group Sonic Management Co., Inc., (Series 2002), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	4,275,000
9,025,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 3.550%, 5/7/2008	9,025,000
169,000,000	[1,2]	Royal Bank of Canada, Montreal, 2.709% - 2.711%, 5/1/2008 - 5/6/2008	168,996,718
220,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.740% - 2.745%, 5/1/2008 – 6/4/2008	220,000,000
45,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 3.250%, 5/21/2008	45,000,000
32,180,000		Rush Medical Foundation, (Series 2006), (Regions Bank, Alabama LOC), 2.810%, 5/2/2008	32,180,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 2.900%, 5/1/2008	19,000,000
930,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 3.100%, 5/7/2008	930,000
11,100,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 2.930%, 5/7/2008	11,100,000
50,000,000	[1,2]	Societe Generale, Paris, 2.703%, 5/2/2008	50,000,000
10,735,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 3.250%, 5/1/2008	10,735,000
2,280,000		Springfield Ltd. Partnership, (UBS AG LOC), 3.300%, 5/1/2008	2,280,000
885,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 3.300%, 5/1/2008	885,000
1,560,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 3.200%, 5/1/2008	1,560,000
115,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 2.708%, 5/13/2008	115,000,000
75,000,000		Svenska Handelsbanken, Stockholm, 2.938%, 7/7/2008	75,000,000
5,635,000		Trinity Baptist Church, (Series 2002-A), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	5,635,000
100,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-2), Tranche #1, (GTD by Wachovia Corp.), 2.899% - 3.100%, 6/16/2008 – 6/23/2008	100,000,000
217,000,000		Union Hamilton Special Purpose Funding LLC, (Series 2008-1), Tranche #1, (GTD by Wachovia Corp.), 3.171%, 6/30/2008	217,000,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 2.930%, 5/7/2008	1,100,000
1,327,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 3.600%, 5/1/2008	1,327,000
1,155,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 3.400%, 5/1/2008	1,155,000
352,732,000		Wachovia Bank N.A., 2.320% - 3.117%, 5/1/2008 - 7/28/2008	352,551,032
9,490,000		Western Reserve Masonic Community, Inc., (GTD by JPMorgan Chase Bank, N.A.), 3.000%, 5/1/2008	9,490,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 2.999%, 6/11/2008	25,000,000
8,985,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.000%, 5/1/2008	8,985,000
33,770,000		World Wildlife Fund, Inc., (Series 2000 B), (AMBAC INS), 2.950%, 5/1/2008	33,770,000
		TOTAL	4,996,256,449
		Brokerage--4.7%
100,000,000		Goldman Sachs Group, Inc., 2.528%, 5/1/2008	100,000,000
50,000,000	[1,2]	Goldman Sachs Group, Inc., 2.786%, 5/15/2008	50,000,268
109,500,000	[1,2]	Merrill Lynch & Co., Inc., 2.872%, 5/19/2008	109,500,000
445,000,000		Merrill Lynch & Co., Inc., 2.790% - 3.058%, 5/6/2008 – 5/27/2008	445,000,000
533,800,000		Morgan Stanley, 2.410% - 2.976%, 5/1/2008 - 5/27/2008	533,800,280
		TOTAL	1,238,300,548
		Electrical Equipment--0.2%
2,090,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 3.450%, 5/1/2008	2,090,000
53,502,979		Northwest Airlines, Inc., (GTD by General Electric Co.), 3.160%, 5/5/2008	53,502,979
		TOTAL	55,592,979
		Finance - Commercial--0.5%
125,000,000		General Electric Capital Corp., 2.744%, 5/9/2008	125,000,000
		Finance - Securities--3.4%
200,500,000	[1,2]	Asscher Finance Corp., 2.320% - 3.045%, 5/1/2008 - 5/15/2008 (Final Maturity 8/1/2008 – 8/15/2008)	200,475,851
10,000,000	[1,2]	Beta Finance, Inc., 2.719%, 5/9/2008 (Final Maturity 5/9/2008)	10,000,031
410,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.340% - 3.048%, 5/1/2008 - 7/21/2008 (Final Maturity 5/19/2008 – 8/20/2008)	409,979,165
287,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.315% - 3.100%, 5/1/2008 - 5/19/2008 (Final Maturity 5/30/2008 – 8/18/2008)	286,991,298
		TOTAL	907,446,345
		Government Agency--0.0%
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 2.920%, 5/1/2008	5,350,000
		Insurance--2.3%
17,900,000		Albuquerque, NM, (Series 2000 A), (INS by MBIA Insurance Corp.), 5.000%, 5/7/2008	17,900,000
50,000,000		Hartford Life Insurance Co., 3.246% - 3.409%, 5/1/2008 – 6/2/2008	50,000,000
66,000,000		MetLife Insurance Co. of Connecticut, 2.751% - 3.166%, 5/19/2008 - 6/28/2008	66,000,000
105,000,000		Metropolitan Life Insurance Co., 2.808% - 3.349%, 5/1/2008 – 7/1/2008	105,000,000
120,000,000		Monumental Life Insurance Co., 2.808% - 3.225%, 5/1/2008 - 6/2/2008	120,000,000
120,000,000		New York Life Insurance Co., 3.136% - 3.156%, 5/23/2008 – 6/2/2008	120,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 3.318%, 5/14/2008	20,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 2.838%, 5/1/2008	125,000,000
		TOTAL	623,900,000
		Oil & Oil Finance--0.4%
100,000,000		BP Capital Markets p.l.c., (GTD by BP PLC), 3.039%, 6/11/2008	100,000,000
		TOTAL NOTES - VARIABLE	8,051,846,321
		TIME DEPOSITS--5.7%
		Banking--5.7%
190,000,000		Chase Bank USA, N.A., 2.500%, 5/1/2008	190,000,000
75,000,000		Deutsche Bank AG, 2.438%, 5/1/2008	75,000,000
300,000,000		Key Bank, N.A., 2.250%, 5/1/2008	300,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 2.338%, 5/1/2008	250,000,000
200,000,000		RBS Citizens Bank N.A., 2.750%, 5/1/2008	200,000,000
500,000,000		Societe Generale, Paris, 2.418% - 2.500%, 5/1/2008	500,000,000
		TOTAL TIME DEPOSITS	1,515,000,000
		MUTUAL FUND--0.1%
		Asset Management--0.1%
20,059,291	[5]	DWS Money Market Trust, 2.89%	20,059,291
		REPURCHASE AGREEMENTS--6.0%
		Banking--6.0%
500,000,000		Interest in $3,668,061,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,668,266,819 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $3,741,632,155.	500,000,000
997,254,000		Interest in $4,000,000,000 joint repurchase agreement 2.01%, dated 4/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,000,223,333 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $4,096,848,910.	997,254,000
50,000,000		Interest in $169,000,000 joint repurchase agreement 1.83%, dated 4/30/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $169,008,591 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2036 and the market value of those underlying securities was $172,381,828.	50,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 1.930%, dated 4/30/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $100,005,361 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/7/2036 and the market value of those underlying securities was $102,000,823.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	1,597,254,000
		TOTAL INVESTMENTS –100.0% (AT AMORTIZED COST)[6]	26,587,221,846
		OTHER ASSETS AND LIABILITIES –NET –0.0%[7]	13,260,058
		TOTAL NET ASSETS –100%	$26,600,481,904
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $7,259,316,712, which represented 27.3% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”).  At April 30, 2008, these liquid restricted securities amounted to $7,172,608,864, which represented 27.0% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	CAL Securitization Trust 2006-1, Class A2, 2.986%, 12/15/2008	12/6/2007	$32,678,948
	CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	3/14/2008	$54,028,901
3	Discount rate at the time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate note with current rate and next reset date shown.
5	7-Day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Shares of other mutual funds are valued based upon their reported net asset values.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts – Liquidity Optional Tender Series
SWP	--Swap Agreement

Prime Value Obligations Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES --3.3%
		Finance - Automotive--1.8%
$32,051,043	[1]	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	$32,051,043
6,929,638	[1,2]	Capital Auto Receivables Asset Trust 2007-4, Class A1, 4.910%, 11/17/2008	6,929,637
46,381,822	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	46,381,822
9,730,985		Capital One Auto Finance Trust 2007-C, Class A1, 5.282%, 10/15/2008	9,730,985
21,582,859	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.152%, 3/9/2009	21,582,858
9,078,762	[1,2]	Ford Credit Auto Owner Trust 2007-B, Class A1, 5.292%, 10/15/2008	9,078,762
22,304,955	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.018%, 2/13/2009	22,304,955
75,000,000		Ford Credit Auto Owner Trust 2008-B, Class A1, 2.766%, 5/15/2009	75,000,000
5,069,112		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	5,069,112
8,085,389		Wachovia Auto Loan Owner Trust 2008-1, Class A1, 3.943%, 1/20/2009	8,085,389
1,622,317		World Omni Automobile Receivables Trust 2007-B, Class A1, 5.676%, 10/15/2008	1,622,317
9,000,000		World Omni Automobile Receivables Trust 2008-A, Class A1, 2.922%, 3/16/2009	9,000,000
		TOTAL	246,836,880
		Finance - Equipment--0.0%
3,630,616		GE Equipment Midticket LLC (Series 2007-1), Class A1, 4.906%, 11/14/2008	3,630,615
		Finance - Retail--1.5%
100,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 2.696%, 5/19/2008	100,000,000
104,770,890	[1,2]	WST Trust (Series 2007-1G), Class A1, 3.040%, 5/21/2008	104,770,890
		TOTAL	204,770,890
		TOTAL ASSET-BACKED SECURITIES	455,238,385
		CERTIFICATES OF DEPOSIT--10.0%
		Banking--10.0%
75,000,000		Bank of Montreal, 3.000% - 4.920%, 5/30/2008 - 8/22/2008	75,000,000
34,500,000		Bank of Scotland, Edinburgh, 5.310%, 5/22/2008 - 5/23/2008	34,500,000
263,000,000		Barclays Bank PLC, 2.960% - 5.312%, 5/22/2008 - 4/21/2009	263,006,376
135,000,000		Credit Suisse, Zurich, 5.290% - 5.405%, 5/21/2008 - 6/9/2008	135,000,000
195,000,000		DePfa Bank PLC, 3.830% - 4.920%, 5/22/2008 - 7/14/2008	195,000,000
99,000,000		National City Bank, 2.730% - 2.780%, 9/9/2008 - 9/11/2008	99,000,718
80,000,000		Natixis, 3.000% - 4.850%, 5/27/2008 - 8/1/2008	80,000,000
75,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.760% - 4.850%, 5/21/2008 - 7/18/2008	75,000,000
105,000,000		Societe Generale, Paris, 3.250% - 5.420%, 7/10/2008 - 7/30/2008	105,000,000
322,000,000		UBS AG, 3.040% - 4.780%, 6/23/2008 - 10/15/2008	322,010,957
		TOTAL CERTIFICATES OF DEPOSIT	1,383,518,051
		COLLATERALIZED LOAN AGREEMENTS--17.4%
		Banking--7.2%
220,000,000		Barclays Capital, Inc., 2.644% - 2.725%, 5/1/2008	220,000,000
180,000,000		Credit Suisse First Boston LLC, 2.674%, 5/1/2008	180,000,000
198,000,000		Deutsche Bank Securities, Inc., 2.674%, 5/1/2008	198,000,000
75,000,000		Greenwich Capital Markets, Inc., 3.244%, 5/28/2008	75,000,000
50,000,000		Natixis Financial Products Inc., 2.813%, 5/1/2008	50,000,000
150,000,000		RBC Capital Markets Corp., 2.674%, 5/1/2008	150,000,000
135,000,000		UBS Securities LLC, 2.725% - 3.143%, 5/1/2008 - 7/21/2008	135,000,000
		TOTAL	1,008,000,000
		Brokerage--10.2%
400,000,000		Citigroup Global Markets, Inc., 2.674%, 5/1/2008	400,000,000
598,000,000		Lehman Brothers, Inc., 2.877% - 3.587%, 5/1/2008 - 5/2/2008	598,000,000
65,000,000		Merrill Lynch & Co., Inc., 2.788%, 5/1/2008	65,000,000
348,000,000		Merrill Lynch, Pierce, Fenner and Smith, 2.674%, 5/1/2008	348,000,000
		TOTAL	1,411,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,419,000,000
		COMMERCIAL PAPER--23.5%[3]
		Aerospace/Auto--0.5%
62,500,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 3.250% - 3.300%, 5/12/2008 - 5/23/2008	62,405,614
		Banking--4.1%
40,000,000		Bank of Scotland, Edinburgh, 3.220%, 7/22/2008	39,706,622
50,000,000		Calyon, Paris, 3.800%, 7/11/2008	49,625,278
72,000,000	[1,2]	Fountain Square Commercial Funding Corp., 3.050% - 3.250%, 7/11/2008 - 7/28/2008	71,524,458
50,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.255%, 6/9/2008	49,769,521
50,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.990%, 8/22/2008	49,530,736
237,000,000		Societe Generale North America, Inc., 2.955% - 3.670%, 7/18/2008 - 8/14/2008	235,042,523
75,000,000		UBS Finance (Delaware) LLC, 2.930%, 7/31/2008	74,444,521
		TOTAL	569,643,659
		Consumer Products--1.5%
129,500,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 3.050% - 3.400%, 5/9/2008 - 6/23/2008	129,123,115
83,000,000		Kellogg Co., 3.280% - 3.300%, 5/16/2008 - 5/21/2008	82,867,342
		TOTAL	211,990,457
		Finance - Automotive--6.3%
322,000,000		DRAC LLC, (A1+/P1 Series), 2.970% - 3.350%, 7/21/2008 - 8/11/2008	319,497,649
425,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.820% - 4.930%, 5/22/2008 - 10/22/2008	421,616,484
130,500,000		FCAR Auto Loan Trust, (A1/P1 Series), 3.070% - 3.160%, 8/15/2008 - 10/15/2008	129,202,344
		TOTAL	870,316,477
		Finance - Commercial--1.8%
55,300,000	[1,2]	Fairway Finance Co. LLC, 3.130%, 5/9/2008	55,261,536
197,000,000	[1,2]	Versailles Commercial Paper LLC, 3.200% - 3.250%, 5/7/2008	196,894,250
		TOTAL	252,155,786
		Finance - Retail--8.2%
125,000,000	[1,2]	Alpine Securitization Corp., 3.070% - 3.130%, 5/12/2008 - 5/20/2008	124,847,049
50,000,000	[1,2]	Amsterdam Funding Corp., 3.100%, 5/22/2008	49,909,583
324,769,000	[1,2]	Barton Capital LLC, 2.600% - 3.150%, 5/1/2008 - 7/18/2008	323,932,547
40,000,000	[1,2]	Chariot Funding LLC, 2.900%, 5/29/2008	39,909,778
120,000,000	[1,2]	Falcon Asset Securitization Company LLC, 3.050%, 5/14/2008 - 5/15/2008	119,863,174
175,000,000	[1,2]	Sheffield Receivables Corp., 2.730% - 3.100%, 5/22/2008 - 7/7/2008	174,274,639
135,000,000	[1,2]	Tulip Funding Corp., 3.080% - 3.150%, 5/7/2008 - 5/13/2008	134,899,025
173,500,000	[1,2]	Yorktown Capital LLC, 2.730% - 2.930%, 6/12/2008 - 8/4/2008	172,483,373
		TOTAL	1,140,119,168
		Food & Beverage--0.7%
90,600,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 2.850% - 3.450%, 5/2/2008 - 6/18/2008	90,428,655
		Pharmaceuticals and Health Care--0.1%
20,500,000	[1,2]	AstraZeneca PLC, 3.050%, 8/5/2008	20,333,267
		Retail--0.3%
40,000,000		Home Depot, Inc., 3.300%, 5/1/2008	40,000,000
		TOTAL COMMERCIAL PAPER	3,257,393,083
		CORPORATE BONDS--1.1%
		Finance - Retail--0.5%
80,000,000	[1,2]	SLM Corp., 2.728%, 5/12/2008	80,000,000
		Retail--0.6%
80,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	80,039,104
		TOTAL CORPORATE BONDS	160,039,104
		CORPORATE NOTES--1.4%
		Finance - Securities--1.4%
100,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340% - 5.350%, 5/21/2008 – 6/2/2008	99,999,578
99,500,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 5/19/2008 – 8/5/2008	99,500,000
		TOTAL CORPORATE NOTES	199,499,578
		NOTES – VARIABLE --37.1%[4]
		Banking--26.1%
1,389,000		1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 3.250%, 5/1/2008	1,389,000
1,555,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	1,555,000
70,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 3.150%, 5/1/2008	70,000
200,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 3.004%, 6/5/2008	200,000,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 3.210%, 6/10/2008	85,000,000
1,350,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	1,350,000
34,500,000		BNP Paribas SA, 2.829%, 5/28/2008	34,495,164
42,000,000	[1,2]	BNP Paribas SA, 3.060%, 5/19/2008	42,000,000
75,000,000	[1,2]	Bank of Ireland, 3.055%, 5/15/2008	75,000,000
155,000,000		Bank of Montreal, 2.989% - 3.040%, 5/21/2008 - 7/31/2008	155,005,114
35,000,000	[1,2]	Bank of Montreal, 3.381%, 6/5/2008	35,000,000
68,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.724%, 5/9/2008	68,000,000
365,000,000		Bank of Scotland, Edinburgh, 2.669% - 4.614%, 5/1/2008 - 6/24/2008	365,000,000
4,180,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.980%, 5/7/2008	4,180,000
6,730,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.000%, 5/6/2008	6,730,000
570,000		Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 4.270%, 5/1/2008	570,000
1,160,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.270%, 5/1/2008	1,160,000
10,920,000		C-Mek Realty LLC, (Series 2007), (Bank of North Georgia LOC), 3.190%, 5/1/2008	10,920,000
2,206,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Regions Bank, Alabama LOC), 2.970%, 5/1/2008	2,206,000
12,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 3.000%, 5/1/2008	12,000,000
8,260,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 3.190%, 5/1/2008	8,260,000
1,270,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 4.320%, 5/1/2008	1,270,000
6,375,000		Capital Markets Access Co. LC, (Series 2006 K), Properties, LLC., (Compass Bank, Birmingham LOC), 3.090%, 5/1/2008	6,375,000
472,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/1/2008	472,000
11,590,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.000%, 5/1/2008	11,590,000
4,535,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.930%, 5/7/2008	4,535,000
3,275,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 4.270%, 5/1/2008	3,275,000
3,845,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 3.250%, 5/1/2008	3,845,000
3,920,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 3.200%, 5/1/2008	3,920,000
4,590,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 3.190%, 5/1/2008	4,590,000
3,135,000		Commerce Towers LLC, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	3,135,000
6,000,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.000%, 5/6/2008	6,000,000
685,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 4.250%, 5/1/2008	685,000
6,390,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 4.250%, 5/1/2008	6,390,000
75,000,000	[1,2]	Credit Agricole S.A., 2.569%, 6/23/2008	75,000,000
50,000,000		Credit Agricole S.A., 2.829%, 6/23/2008	50,000,000
6,620,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.320%, 5/1/2008	6,620,000
165,000,000	[1,2]	DePfa Bank PLC, 2.860%, 6/15/2008	165,000,000
4,485,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.000%, 5/6/2008	4,485,000
22,640,000		Dynetics, Inc., (Series 2004), (Compass Bank, Birmingham LOC), 2.900%, 5/1/2008	22,640,000
8,250,000		Effingham County, GA IDA, Flint River Services, Inc. (Series 2007), (Columbus Bank and Trust Co., GA LOC), 3.190%, 5/1/2008	8,250,000
2,290,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.995%, 5/2/2008	2,290,000
2,525,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.995%, 5/2/2008	2,525,000
3,940,000		Escambia County Environmental Corp., (Series 2003), (RBC Centura Bank LOC), 3.150%, 5/1/2008	3,940,000
14,165,000		First Assembly of God, (Series 2004), (Regions Bank, Alabama LOC), 3.100%, 5/1/2008	14,165,000
2,885,000		First Baptist Church of Mt. Olive, (Series 2003), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	2,885,000
1,681,000		First Baptist Church of West Monroe, LA, (Series 2003), (Regions Bank, Alabama LOC), 2.940%, 5/1/2008	1,681,000
7,965,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 3.020%, 5/1/2008	7,965,000
2,655,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.000%, 5/2/2008	2,655,000
1,417,000		Gateway Foods, Inc., (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	1,417,000
5,365,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 3.200%, 5/1/2008	5,365,000
1,025,000		Gerald T. Thom , Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 4.160%, 5/1/2008	1,025,000
20,000,000		Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 3.150%, 5/1/2008	20,000,000
5,955,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	5,955,000
1,685,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 2.980%, 5/1/2008	1,685,000
920,000		Guilford Capital LLC, (Series 2002 – D), (Regions Bank, Alabama LOC), 3.400%, 5/1/2008	920,000
2,905,000		Guilford Capital LLC, (Series 2002 – E), (Regions Bank, Alabama LOC), 3.400%, 5/1/2008	2,905,000
17,390,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 3.100%, 5/1/2008	17,390,000
1,995,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	1,995,000
710,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.160%, 5/1/2008	710,000
11,950,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 3.190%, 5/1/2008	11,950,000
4,045,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.000%, 5/6/2008	4,045,000
16,000,000		Hodges Bonded Warehouse, Inc., (Series 2007), (Columbus Bank and Trust Co., GA LOC), 3.090%, 5/1/2008	16,000,000
50,000,000	[1,2]	ING Bank N.V., 3.282%, 6/26/2008	50,000,000
500,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.400%, 5/1/2008	500,000
3,500,000		Indian Hills Country Club, (Series 2000), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	3,500,000
40,500,000		J.P. Morgan Chase & Co., 2.693%, 5/2/2008	40,500,000
5,500,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 3.250%, 5/1/2008	5,500,000
2,725,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 4.270%, 5/1/2008	2,725,000
6,506,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.950%, 5/2/2008	6,506,290
184,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 2.741%, 6/30/2008	184,000,000
135,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 2.741%, 6/30/2008	135,000,000
6,000,000		Maryland IDFA, Avalon Pharmaceutical, Inc., (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.995%, 5/2/2008	6,000,000
1,370,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.000%, 5/2/2008	1,370,000
19,320,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.000%, 5/6/2008	19,320,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.000%, 5/6/2008	16,000,000
9,270,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	9,270,000
24,800,000		Mesivta Yeshiva Rabbi Chaim Berlin, (Series 2005), (Allied Irish Banks PLC LOC), 2.925%, 5/1/2008	24,800,000
9,930,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 3.200%, 5/1/2008	9,930,000
3,815,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.000%, 5/6/2008	3,815,000
5,200,000		Mississippi Business Finance Corp., (First Tennessee Bank, N.A. LOC), 3.880%, 5/1/2008	5,200,000
9,200,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.995%, 5/2/2008	9,200,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.995%, 5/1/2008	3,000,000
85,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 2.741%, 5/7/2008	85,000,000
150,000,000		National Australia Bank Ltd., Melbourne, 3.218%, 6/6/2008	150,000,000
115,000,000		National City Bank, 2.658% - 3.100%, 5/1/2008 – 5/13/2008	115,000,000
5,380,000		Neron Real Estate LLC, (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	5,380,000
2,854,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 4.160%, 5/1/2008	2,854,000
800,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 4.160%, 5/1/2008	800,000
2,288,500		Orange Beach Marina, Inc., (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	2,288,500
55,000,000		PNC Bank, N.A., 2.666%, 5/19/2008	54,997,903
1,300,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 2.957%, 5/1/2008	1,300,000
33,700,000		Pearl Mississippi Urban Renewal, Childre Road Project, (First Tennessee Bank, N.A. LOC), 3.150%, 5/1/2008	33,700,000
845,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 4.270%, 5/1/2008	845,000
8,500,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 3.250%, 5/1/2008	8,500,000
2,820,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 3.250%, 5/1/2008	2,820,000
1,770,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 4.270%, 5/1/2008	1,770,000
145,000,000	[1,2]	Royal Bank of Canada, Montreal, 2.709%, 5/1/2008	145,000,000
55,000,000		Royal Bank of Canada, Montreal, 2.782%, 5/12/2008	55,000,000
85,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.740%, 5/1/2008	85,000,000
40,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 3.250%, 5/21/2008	40,000,000
16,055,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 3.190%, 5/1/2008	16,055,000
10,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 3.190%, 5/1/2008	10,000,000
6,750,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.000%, 5/6/2008	6,750,000
30,000,000	[1,2]	Societe Generale, Paris, 2.703%, 5/2/2008	30,000,000
3,335,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 3.020%, 5/1/2008	3,335,000
6,170,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 2.995%, 5/1/2008	6,170,000
3,135,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 3.200%, 5/1/2008	3,135,000
50,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 2.708%, 5/13/2008	50,000,000
65,000,000		Svenska Handelsbanken, Stockholm, 2.938%, 7/7/2008	65,000,000
2,695,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 4.160%, 5/1/2008	2,695,000
4,530,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.000%, 5/2/2008	4,530,000
9,255,000		Team Rahal, Inc., Series 2002, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.950%, 5/2/2008	9,255,000
8,440,000		Test Associates, (Series 2002), (Fulton Bank LOC), 3.250%, 5/1/2008	8,440,000
11,395,000		Thayer Properties LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 3.200%, 5/1/2008	11,395,000
20,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-2) Tranche #1, (GTD by Wachovia Corp.), 2.899% - 3.100%, 6/16/2008 - 6/23/2008	20,000,000
80,000,000		Union Hamilton Special Purpose Funding LLC, (Series 2008-1), Tranche #1, (GTD by Wachovia Corp.), 3.171%, 6/30/2008	80,000,000
5,000,000		Victory Storage Co., (Series 2008), (Columbus Bank and Trust Co., GA LOC), 3.190%, 5/1/2008	5,000,000
1,425,000		Vulcan, Inc., (Series 2002), (Regions Bank, Alabama LOC), 3.150%, 5/1/2008	1,425,000
10,155,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 3.250%, 5/1/2008	10,155,000
10,410,000		WLB LLC, (Series 1997), (Columbus Bank and Trust Co., GA LOC), 2.920%, 5/1/2008	10,410,000
4,100,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 3.400%, 5/1/2008	4,100,000
24,000,000		Wachovia Bank N.A., 2.910%, 7/4/2008	24,000,000
6,400,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.000%, 5/2/2008	6,400,000
136,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.713%, 5/16/2008	136,500,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.999%, 6/11/2008	100,000,000
13,355,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.000%, 5/6/2008	13,355,000
6,005,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.995%, 5/7/2008	6,005,000
7,790,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.950%, 5/1/2008	7,790,000
8,375,000		York County, PA IDA, (Series 2003-B), 3.150%, 5/1/2008	8,375,000
		TOTAL	3,614,101,971
		Brokerage--3.9%
25,000,000		Goldman Sachs Group, Inc., 2.528%, 5/1/2008	25,000,000
28,000,000	[1,2]	Goldman Sachs Group, Inc., 2.786%, 5/15/2008	28,000,150
208,500,000		Merrill Lynch & Co., Inc., 2.790% - 3.058%, 5/6/2008 – 5/27/2008	208,500,000
279,000,000		Morgan Stanley, 2.410% - 2.976%, 5/1/2008 – 5/27/2008	279,000,000
		TOTAL	540,500,150
		Finance - Commercial--0.5%
73,570,000		General Electric Capital Corp., 2.420% - 2.744%, 5/1/2008 – 5/9/2008	73,511,272
		Finance - Retail--0.3%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 3.272%, 5/15/2008	43,000,000
		Finance - Securities--3.8%
150,000,000	[1,2]	Asscher Finance Corp., 3.045%, 5/15/2008 (Final Maturity 8/15/2008)	149,981,245
262,500,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.340% - 3.050%, 5/15/2008 – 5/23/2008 (Final Maturity 5/23/2008 – 8/20/2008)	262,483,323
118,700,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.315% - 3.100%, 5/1/2008 – 5/19/2008 (Final Maturity 5/30/2008 – 8/18/2008)	118,696,228
		TOTAL	531,160,796
		Government Agency--0.0%
4,155,000		Southwest Atlanta E.O.C., Inc., (Series 2006), (FHLB of Atlanta LOC), 3.000%, 5/1/2008	4,155,000
		Insurance--2.3%
85,000,000		Genworth Life Insurance Co., 3.186% - 3.476%, 5/9/2008 – 6/2/2008	85,000,000
15,000,000		Hartford Life Insurance Co., 3.409%, 5/1/2008	15,000,000
65,000,000		MetLife Insurance Co. of Connecticut, 2.751% - 3.166%, 6/2/2008 - 6/27/2008	65,000,000
25,000,000		Metropolitan Life Insurance Co., 2.808%, 7/1/2008	25,000,000
70,000,000		New York Life Insurance Co., 3.136% - 3.319%, 5/1/2008	70,000,000
55,000,000	[1,2]	Pacific Life Global Funding, 2.780% - 3.318%, 5/6/2008 – 5/9/2008	55,000,083
		TOTAL	315,000,083
		Oil & Oil Finance--0.2%
22,000,000		BP Capital Markets p.l.c., (GTD by BP PLC), 3.039%, 6/11/2008	22,000,000
		TOTAL NOTES - VARIABLE	5,143,429,272
		MUTUAL FUND--1.1%
150,000,000	[5]	AIM Short-Term Investments Co. Liquid Assets Portfolio, 2.839%	150,000,000
		TIME DEPOSITS--2.5%
		Banking--2.5%
$200,000,000		Societe Generale, Paris, 2.500%, 5/1/2008	200,000,000
55,000,000		Toronto Dominion Bank, 2.438%, 5/1/2008	55,000,000
95,000,000		WestLB AG, 2.438%, 5/1/2008	95,000,000
		TOTAL TIME DEPOSITS	350,000,000
		REPURCHASE AGREEMENTS--2.8%
250,000,000		Interest in $3,668,061,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,668,266,819 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $3,741,632,155.	250,000,000
55,016,000		Interest in $4,000,000,000 joint repurchase agreement 2.01%, dated 4/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,000,223,333 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $4,096,848,910.	55,016,000
80,000,000		Interest in $150,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,008,417 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2036 and the market value of those underlying securities was $153,553,607.	80,000,000
		TOTAL REPURCHASE AGREEMENTS	385,016,000
		TOTAL INVESTMENTS --- 100.2% (AT AMORTIZED COST)[6]	13,903,133,473
		OTHER ASSETS AND LIABILITIES --- NET --- (0.2)%[7]	(29,496,394)
		TOTAL NET ASSETS --- 100%	$13,873,637,079

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $4,587,881,373, which represented 33.1% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2008, these liquid restricted securities amounted to $4,236,830,330, which represented 30.5% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$ 32,051,043
	MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 2.741%, 6/30/2008	6/1/2005 – 3/28/2006	$184,000,000
	MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 2.741%, 6/30/2008	6/1/2005 – 3/28/2006	$135,000,000
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	7- Day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Shares of other mutual funds are valued based upon their reported net asset values.

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

Tax-Free Obligations Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS--99.7%[1,2]
		Alabama--2.6%
$9,860,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT)/(Series 2005-5), Weekly VRDNs (Baldwin County, AL Board of Education)/(AMBAC INS)/(Bank of America N.A. LIQ), 3.430%, 5/1/2008	$9,860,000
6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake), Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 2.550%, 5/1/2008	6,000,000
23,000,000		Alabama State Public School & College Authority, (Series 2007), 5.00% Bonds, 12/1/2008	23,258,652
500,000	[3,4]	Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.930%, 5/1/2008	500,000
500,000		Birmingham, AL, Airport Authority, (Series 2003A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.440%, 5/1/2008	500,000
5,890,000		Birmingham, AL, Medical Clinic Board, (Series 2001-A), Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Columbus Bank and Trust Co., GA LOC), 2.630%, 5/1/2008	5,890,000
38,800,000		Birmingham, AL, Medical Clinic Board, (Series 2007-A), Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 2.460%, 5/2/2008	38,800,000
18,000,000		Birmingham-St. Martin's, AL, Special Care Facilities Financing Authority, (Series 2007), Weekly VRDNs (St. Martin's In The Pines)/(First Commercial Bank, Birmingham, AL LOC), 2.580%, 5/1/2008	18,000,000
5,935,000		Boaz, AL, IDB, (Series 1994), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.500%, 5/1/2008	5,935,000
15,285,000		Chelsea Park, AL, Cooperative District, (Series 2005), Weekly VRDNs (Compass Bank, Birmingham LOC), 2.550%, 5/1/2008	15,285,000
26,000,000		Columbia, AL, IDB, PCR (1995 Series C), Daily VRDNs (Alabama Power Co.), 2.700%, 5/1/2008	26,000,000
25,300,000		Columbia, AL, IDB, PCR (1995 Series D), Daily VRDNs (Alabama Power Co.), 2.700%, 5/1/2008	25,300,000
3,000,000		Columbia, AL, IDB, PCR (1995 Series E), Daily VRDNs (Alabama Power Co.), 2.750%, 5/1/2008	3,000,000
6,600,000		Columbia, AL, IDB, PCR (Series 1999-C), Daily VRDNs (Alabama Power Co.), 2.730%, 5/1/2008	6,600,000
5,347,000		Geneva County, AL, Health Care Authority, Inc., (Series 2001), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.500%, 5/2/2008	5,347,000
1,300,000		Health Care Authority for Baptist Health, AL, (Series 2006A-2), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.900%, 5/7/2008	1,300,000
4,360,000		Huntsville, AL, Public Park & Recreation Board, (Series 2002), Weekly VRDNs (YMCA of Metropolitan Huntsville)/(Wachovia Bank N.A. LOC), 2.500%, 5/2/2008	4,360,000
3,515,000		Huntsville, AL, Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005), Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wachovia Bank N.A. LOC), 2.450%, 5/1/2008	3,515,000
1,000,000		Jacksonville, AL, IDB, (Series 1994), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.500%, 5/1/2008	1,000,000
2,065,000		Legends Park Improvement District, AL, (Series 2002-A), Weekly VRDNs (Columbus Bank and Trust Co., GA LOC), 2.750%, 5/1/2008	2,065,000
2,500,000		Magnolia Ridge Improvement District, AL, (Series 2002), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.500%, 5/2/2008	2,500,000
4,375,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 2.450%, 5/1/2008	4,375,000
3,300,000		Mobile, AL, IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.), 2.630%, 5/1/2008	3,300,000
2,920,000		Montgomery, AL, Public Educational Building Authority, (Series 2006), Weekly VRDNs (Family Guidance Center of Alabama, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.580%, 5/1/2008	2,920,000
18,650,000		Parrish, AL, IDB, PCR (Series 1994A), Daily VRDNs (Alabama Power Co.), 2.650%, 5/1/2008	18,650,000
25,200,000		Southeast Alabama Gas District, (Series 2007A), Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 2.560%, 5/1/2008	25,200,000
6,640,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105), Weekly VRDNs (U.S. Bank, N.A. LIQ)/ (U.S. Bank, N.A. LOC), 2.460%, 5/1/2008	6,640,000
18,500,000		Tuscaloosa County, AL, IDA, (Series 2008A: Gulf Opportunity Zone Bonds), Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 2.150%, 5/1/2008	18,500,000
2,650,000		Tuscaloosa County, AL, Park & Recreation Authority, (Series 2000), Weekly VRDNs (Regions Bank, Alabama LOC), 2.480%, 5/1/2008	2,650,000
19,000,000		Tuscaloosa County, AL, Port Authority, (Series 2006: Midtown Village), Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 2.550%, 5/1/2008	19,000,000
7,000,000	[3,4]	University of Alabama Board of Trustees, (PA-1525), Weekly VRDNs (University of Alabama at Birmingham)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.540%, 5/1/2008	7,000,000
15,980,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023), 3.80% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 7/10/2008	15,980,000
		TOTAL	329,230,652
		Alaska--0.3%
11,600,000		Valdez, AK, Marine Terminal, (Series 2001), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(GTD by BP PLC), 2.600%, 5/1/2008	11,600,000
24,700,000		Valdez, AK, Marine Terminal, (Series 2003C), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(GTD by BP PLC), 2.600%, 5/1/2008	24,700,000
		TOTAL	36,300,000
		Arizona--1.4%
23,000,000		Ak-Chin Indian Community, AZ, (Series 2008), Weekly VRDNs (Bank of America N.A. LOC), 2.450%, 5/1/2008	23,000,000
6,900,000		Apache County, AZ, IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 2.500%, 5/7/2008	6,900,000
1,300,000		Arizona Health Facilities Authority, Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.580%, 5/1/2008	1,300,000
1,900,000		Arizona Health Facilities Authority, (Series 2004), Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.750%, 5/7/2008	1,900,000
5,000,000		Arizona Health Facilities Authority, (Series 2006), Weekly VRDNs (La Loma Village)/(Citibank NA, New York LOC), 2.420%, 5/1/2008	5,000,000
12,500,000		Arizona School District, COPs (Series 2007), 4.50% TANs, 7/30/2008	12,525,586
700,000	[3,4]	Arizona State University, PUTTERs (Series 270), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF), 2.430%, 5/1/2008	700,000
20,160,000		Maricopa County, AZ, (Series 2007), Weekly VRDNs (Sun Health Corp.)/(LaSalle Bank, N.A. LOC), 2.480%, 5/1/2008	20,160,000
2,690,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/ (FNMA LOC), 2.450%, 5/1/2008	2,690,000
35,000,000	[3,4]	Maricopa County, AZ, IDA, PUTTERs (Series 420), Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.510%, 5/2/2008	35,000,000
4,675,000	[3,4]	Phoenix, AZ, Civic Improvement Corp., MACON (Series 2005L), Weekly VRDNs (Bank of America N.A. LIQ), 4.000%, 5/1/2008	4,675,000
6,505,000		Phoenix, AZ, Civic Improvement Corp., Senior Lien Wastewater System (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 4.000%, 5/7/2008	6,505,000
5,750,000		Phoenix, AZ, IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 2.590%, 5/7/2008	5,750,000
2,840,000		Phoenix, AZ, IDA, (Series 2002), Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 2.450%, 5/1/2008	2,840,000
5,550,000		Pima County, AZ, IDA, Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 2.500%, 5/7/2008	5,550,000
1,100,000		Pima County, AZ, Unified School District No. 1, (Series C), 4.00% Bonds, 7/1/2008	1,100,617
13,000,000	[3,4]	Pinal County, AZ, Electrical District No. 3, MACON Trust (Series 2006 U-1), Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.470%, 5/1/2008	13,000,000
9,310,000	[3,4]	Salt River Project, AZ, Agricultural Improvement & Power District, PUTTERs (Series 2045), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.510%, 5/1/2008	9,310,000
8,920,000	[3,4]	Salt River Project, AZ, Agricultural Improvement & Power District, PUTTERs (Series 2046), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.510%, 5/1/2008	8,920,000
3,345,000		Sierra Vista, AZ, IDA, (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/ (FNMA LOC), 2.560%, 5/1/2008	3,345,000
6,330,000		Yavapai, AZ, IDA, (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ), 2.430%, 5/1/2008	6,330,000
		TOTAL	176,501,203
		Arkansas--0.2%
20,255,000		Fayetteville, AR, Public Facilities Board, (Series 2002), Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 2.460%, 5/1/2008	20,255,000
		California--3.4%
7,630,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-7), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.150%, 5/1/2008	7,630,000
366,500,000		California State, 4.00% RANs, 6/30/2008	366,871,649
30,340,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (Azusa Pacific University)/(Allied Irish Banks PLC LOC), 2.400%, 5/1/2008	30,340,000
23,300,000		Los Angeles, CA, Unified School District, (Series 1997A), Weekly VRDNs (Belmont Learning Complex)/(Bank of New York LOC), 2.330%, 5/7/2008	23,300,000
10,500,000		San Diego County, CA, Regional Transportation Commission, (Series 2008C), Weekly VRDNs (Dexia Credit Local LIQ), 2.700%, 5/1/2008	10,500,000
		TOTAL	438,641,649
		Colorado--1.3%
15,000,000		Centerra Metropolitan District No. 1, CO, (Series 2008), Weekly VRDNs (Compass Bank, Birmingham LOC), 2.650%, 5/7/2008	15,000,000
9,390,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A), Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 2.580%, 5/1/2008	9,390,000
20,020,000		Colorado Educational & Cultural Facilities Authority, (Series 2008), Daily VRDNs (YMCA of the Rockies)/(Bank of America N.A. LOC), 2.550%, 5/1/2008	20,020,000
10,000,000		Colorado Educational & Cultural Facilities Authority, (Series 2008), Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 2.580%, 5/1/2008	10,000,000
2,635,000		Colorado Health Facilities Authority, (Series 1998C-1), Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 3.000%, 5/1/2008	2,635,000
94,575,000	[3,4]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2007 FR/RI-F9), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.050%, 5/7/2008	94,575,000
2,800,000		Holland Creek Metropolitan District, CO, (Series 2001), Weekly VRDNs (Bank of America N.A. LOC), 2.450%, 5/1/2008	2,800,000
5,229,000	[3,4]	University of Colorado, AUSTIN (Series BOA 172), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 2.510%, 5/1/2008	5,229,000
		TOTAL	159,649,000
		Connecticut--0.4%
47,090,000		Connecticut State HEFA, (Series J), Daily VRDNs (Quinnipiac University)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.650%, 5/1/2008	47,090,000
		Delaware--1.3%
66,675,000		Delaware EDA, (Series 1985B), Weekly VRDNs (Hospital Billing & Collection Service Ltd.)/ (JPMorgan Chase Bank, N.A. LOC), 2.700%, 5/7/2008	66,675,000
10,000,000		Delaware EDA, (Series 1985C), Weekly VRDNs (Hospital Billing & Collection Service Ltd.)/ (JPMorgan Chase Bank, N.A. LOC), 2.500%, 5/7/2008	10,000,000
44,000,000		Delaware Hospital Billing & Collection Agency, (Series 2007A), Weekly VRDNs (Peninsula United Methodist Homes, Inc.)/(PNC Bank, N.A. LOC), 2.380%, 5/1/2008	44,000,000
15,415,000		Delaware Hospital Billing & Collection Agency, (Series 2007B), Weekly VRDNs (Peninsula United Methodist Homes, Inc.)/(PNC Bank, N.A. LOC), 2.380%, 5/1/2008	15,415,000
12,050,000	[3,4]	Delaware State, PUTTERs (Series 2633), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	12,050,000
12,000,000		Wilmington, DE, 3.50% BANs, 7/14/2008	12,011,923
		TOTAL	160,151,923
		District of Columbia--0.8%
5,100,000		District of Columbia, (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.480%, 5/2/2008	5,100,000
7,500,000		District of Columbia, (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/ (SunTrust Bank LOC), 2.440%, 5/7/2008	7,500,000
1,700,000		District of Columbia, (Series 2006), Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	1,700,000
6,730,000		District of Columbia, (Series 2008), Weekly VRDNs (Center for Strategic & International Studies, Inc.)/(PNC Bank, N.A. LOC), 2.380%, 5/1/2008	6,730,000
15,000,000		District of Columbia, (Series 2008), Weekly VRDNs (Washington Drama Society, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 2.430%, 5/1/2008	15,000,000
31,000,000		District of Columbia, (Series 2008A), Weekly VRDNs (Pew Charitable Trusts)/(PNC Bank, N.A. LOC), 2.380%, 5/1/2008	31,000,000
40,000,000		District of Columbia, 4.00% TRANs, 9/30/2008	40,144,011
		TOTAL	107,174,011
		Florida--7.2%
15,000,000		Brevard County, FL, School District, (Series 2007), 3.60% TANs, 6/30/2008	15,005,296
5,400,000		Broward County, FL, HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/ (HSBC Bank USA LOC), 2.610%, 5/7/2008	5,400,000
11,000,000		Broward County, FL, School District, COP (Series 2004D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.350%, 5/1/2008	11,000,000
65,000,000		Broward County, FL, School District, COP (Series 2006B), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.350%, 5/1/2008	65,000,000
10,000,000	[3,4]	Citizens Property Insurance Corp. FL, (2007 SGB 67), Weekly VRDNs (MBIA Insurance Corp. INS)/(Societe Generale, Paris LIQ), 2.440%, 5/1/2008	10,000,000
42,450,000	[3,4]	Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.540%, 5/1/2008	42,450,000
7,000,000		Coconut Creek, FL, (Series 2007), Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.510%, 5/1/2008	7,000,000
16,000,000		Florida HFA, (Series 1985-SS), Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 2.680%, 5/7/2008	16,000,000
7,700,000		Florida Higher Educational Facilities Financing Authority, (Series 2002), Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 2.470%, 5/1/2008	7,700,000
7,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2006), Weekly VRDNs (Jacksonville University Project)/(Regions Bank, Alabama LOC), 2.400%, 5/1/2008	7,000,000
25,750,000	[3,4]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.490%, 5/1/2008	25,750,000
9,515,000	[3,4]	Florida State Board of Education Capital Outlay, ROCs (Series 1014), Weekly VRDNs (Florida State)/(Citigroup, Inc. LIQ), 2.430%, 5/1/2008	9,515,000
42,995,000	[3,4]	Florida State Board of Education, (MT-582), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 2.600%, 5/1/2008	42,995,000
555,000	[3,4]	Florida State Board of Education, P-Floats (Series EC-1049), VRDNs (Florida States)/(Merrill Lynch & Co., Inc. LIQ), 2.450%, 5/1/2008	555,000
5,970,000	[3,4]	Florida State Board of Education, P-Floats (Series EC-1150), Weekly VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 2.600%, 5/1/2008	5,970,000
15,270,000	[3,4]	Florida State Board of Education, (PZ-198), Weekly VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 2.470%, 5/1/2008	15,270,000
31,130,000	[3,4]	Florida State Department of Environmental Protection, PUTTERs (Series 1730), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.680%, 5/1/2008	31,130,000
26,085,000	[3,4]	Florida State Turnpike Authority, (Series 2007 FR/RI-K45), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 2.150%, 5/1/2008	26,085,000
5,000,000	[3,4]	Florida State Turnpike Authority, PUTTERs (Ser 218Z), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.430%, 5/1/2008	5,000,000
30,640,000	[3,4]	Florida State, MERLOTS (Series 2008-C07), 2.03% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/11/2009	30,640,000
14,265,000		Highlands County, FL, Health Facilities Authority, (Series 2006A-1), Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 2.470%, 5/1/2008	14,265,000
3,140,000		Highlands County, FL, Health Facilities Authority, 5.25% Bonds (Adventist Health System)/ (United States Treasury PRF 11/15/2008@101), 11/15/2013	3,214,105
13,100,000		JEA, FL Electric System, (Series Three 2008A), Weekly VRDNs (KBC Bank N.V. LIQ), 2.600%, 5/7/2008	13,100,000
17,000,000		JEA, FL Electric System, (Series Three 2008B-1: Senior Revenue Bonds), Weekly VRDNs (Dexia Credit Local LIQ), 2.560%, 5/7/2008	17,000,000
15,100,000		JEA, FL, Electric System, (Series Three 2008B-2: Senior Revenue Bonds), Weekly VRDNs (Dexia Credit Local LIQ), 2.410%, 5/1/2008	15,100,000
15,000,000		JEA, FL, Electric System, (Series Three 2008C-1: Senior Revenue Bonds), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ), 2.050%, 5/1/2008	15,000,000
15,000,000		JEA, FL, Electric System, (Series Three 2008C-2: Senior Revenue Bonds), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ), 2.050%, 5/1/2008	15,000,000
11,405,000		JEA, FL, Electric System, (Series Three 2008C-3: Senior Revenue Bonds), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.050%, 5/1/2008	11,405,000
8,345,000		JEA, FL, Electric System, (Series Three 2008C-4: Senior Revenue Bonds), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ), 2.050%, 5/1/2008	8,345,000
12,100,000		JEA, FL, Water & Sewer System, (2008 Series A-1: Subordinate Revenue Bonds), Weekly VRDNs (Bank of New York LIQ), 2.500%, 5/7/2008	12,100,000
10,200,000		JEA, FL, Water & Sewer System, (2008 Series B-1: Subordinate Revenue Bonds), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.560%, 5/7/2008	10,200,000
56,760,000		JEA, FL, Water & Sewer System, (2008 Series B: Senior Revenue Bonds), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.400%, 5/7/2008	56,760,000
4,260,000		Jacksonville, FL, HFDC, Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC), 2.430%, 5/1/2008	4,260,000
1,270,000		Miami, FL, Health Facilities Authority, Health Facilities Revenue Refunding Bonds (Series 1998), Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 2.580%, 5/7/2008	1,270,000
5,000,000		Miami-Dade County, FL, IDA, (Series 2005), Weekly VRDNs (Palmer Trinity Private School)/(Key Bank, N.A. LOC), 2.560%, 5/1/2008	5,000,000
13,650,000		Miami-Dade County, FL, Water & Sewer Authority, (Series 2005), Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 2.450%, 5/1/2008	13,650,000
3,000,000	[3,4]	Miami-Dade County, FL, Solar Eclipse (Series 2007-0045), Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.650%, 5/1/2008	3,000,000
20,580,000		North Broward Florida Hospital District, (Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 4.000%, 5/7/2008	20,580,000
123,980,000		North Broward Florida Hospital District, (Series 2007), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.900%, 5/1/2008	123,980,000
5,700,000		Orange County, FL IDA, (Series 2005), Weekly VRDNs (Christian Prison Ministry, Inc.)/ (Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	5,700,000
11,300,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.500%, 5/1/2008	11,300,000
25,000,000		Orlando, FL, Utilities Commission, (Series 1996A), 4.10% TOBs, Mandatory Tender 10/1/2008	25,079,250
5,500,000		Palm Beach County, FL, (Series 2001), Weekly VRDNs (Hospice of Palm Beach County, Inc.)/(Northern Trust Co., Chicago, IL LOC), 2.450%, 5/1/2008	5,500,000
15,905,000		Palm Beach County, FL, (Series 2003), Weekly VRDNs (Morse Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.450%, 5/1/2008	15,905,000
6,410,000		Palm Beach County, FL, (Series 2005), Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York LOC), 2.480%, 5/1/2008	6,410,000
3,735,000		Pasco County, FL, Educational Facilities Authority, (Series 1999), Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 2.530%, 5/2/2008	3,735,000
11,000,000		Pinellas County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Shorecrest Preparatory School)/(Columbus Bank and Trust Co., GA LOC), 2.580%, 5/1/2008	11,000,000
4,500,000		Pinellas County, FL, Educational Facilities Authority, Revenue and Revenue Refunding Bonds (Series 2007), Weekly VRDNs (Admiral Farragut Academy)/(Columbus Bank and Trust Co., GA LOC), 2.580%, 5/1/2008	4,500,000
4,000,000		Polk County, FL, IDA, (Series 2005A), Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 2.580%, 5/1/2008	4,000,000
7,000,000		Polk County, FL IDA, (Series 2005B), Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 2.580%, 5/1/2008	7,000,000
12,530,000		Santa Rosa County, FL, Health Facilities Revenue Bonds, Weekly VRDNs (Baptist Hospital, Inc. (FL))/(Bank of America N.A. LOC), 2.450%, 5/1/2008	12,530,000
15,000,000		Sarasota County, FL, Public Hospital District, (Series 2007B), Weekly VRDNs (Sarasota Memorial Hospital)/(Fifth Third Bank, Cincinnati LOC), 2.430%, 5/2/2008	15,000,000
8,725,000		St. Lucie County, FL, PCRB, (Series 2000), Daily VRDNs (Florida Power & Light Co.), 2.600%, 5/1/2008	8,725,000
3,650,000		St. Petersburg, FL, HFA, Weekly VRDNs (Florida Blood Services, Inc.)/(Wachovia Bank N.A. LOC), 2.500%, 5/2/2008	3,650,000
13,280,000	[3,4]	Tallahassee, FL, Energy System, Solar Eclipse (Series 2007-078), Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.460%, 5/1/2008	13,280,000
5,195,000	[3,4]	Tampa Bay, FL Water Utility System, Variable Rate Certificates (Series 2001-N), Weekly VRDNs (Bank of America N.A. LIQ), 4.000%, 5/1/2008	5,195,000
2,125,000		Venice, FL, Health Care Revenue Bonds, (Series 2002B), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.350%, 5/1/2008	2,125,000
15,025,000		Volusia County, FL, Education Facility Authority, (Series 2001), Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC), 2.700%, 5/7/2008	15,025,000
		TOTAL	918,353,651
		Georgia--3.0%
50,985,000		Albany-Dougherty County, GA, Hospital Authority, (Series 2002), Daily VRDNs (Phoebe Putney Memorial Hospital)/(AMBAC INS)/(Regions Bank, Alabama LIQ), 2.850%, 5/1/2008	50,985,000
9,500,000		Atlanta, GA, Development Authority, (Series 2007), Weekly VRDNs (Atlanta Botanical Garden, Inc.)/(SunTrust Bank LOC), 2.700%, 5/7/2008	9,500,000
10,730,000		Atlanta, GA Water & Wastewater, (Series 2001 B), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.600%, 5/1/2008	10,730,000
21,000,000		Atlanta, GA, Water & Wastewater, (Series 2001 C), Daily VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.500%, 5/1/2008	21,000,000
4,760,000		Augusta, GA, HFA, (Series 19998) Weekly VRDNs (Sterling Ridge Apartments)/(Regions Bank, Alabama LOC), 2.450%, 5/1/2008	4,760,000
23,100,000		Burke County, GA, Development Authority, (First Series 1996), Daily VRDNs (Georgia Power Co.), 2.650%, 5/1/2008	23,100,000
9,700,000		Burke County, GA, Development Authority, (First Series 1997), Daily VRDNs (Georgia Power Co.), 2.550%, 5/1/2008	9,700,000
7,700,000		Burke County, GA, Development Authority, (Third Series 1994), Daily VRDNs (Georgia Power Co.), 2.650%, 5/1/2008	7,700,000
5,000,000		Clayton County, GA, Development Authority, (Series 2007), Weekly VRDNs (DACC Public Purpose Corporation II)/(Dexia Credit Local LOC), 2.480%, 5/1/2008	5,000,000
5,450,000		Columbus, GA, Development Authority, (Series 2005A), Weekly VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.580%, 5/1/2008	5,450,000
2,000,000		DeKalb County, GA, Development Authority, (Series 2007), Weekly VRDNs (The Paideia School, Inc.)/(SunTrust Bank LOC), 2.700%, 5/7/2008	2,000,000
12,950,000		DeKalb County, GA, MFH Authority, (Series 2003), Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 2.450%, 5/1/2008	12,950,000
1,383,000	[3,4]	DeKalb County, GA, Water & Sewer, Floater Certificates (Series 2006-1906), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.480%, 5/1/2008	1,383,000
1,551,500	[3,4]	DeKalb County, GA, Water & Sewer, Floater Certificates (Series 2006-1907), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.480%, 5/1/2008	1,551,500
10,620,000	[3,4]	DeKalb County, GA, Water & Sewer, Solar Eclipse (Series 2006-0074), Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.460%, 5/1/2008	10,620,000
2,600,000		Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC), 2.450%, 5/1/2008	2,600,000
5,300,000		Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 2.440%, 5/7/2008	5,300,000
4,500,000		Fulton County, GA, Development Authority, (Series 2006), Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	4,500,000
8,740,000		Fulton County, GA, Development Authority, (Series 2006), Weekly VRDNs (Mt. Pisgah Christian School, Inc.)/(Bank of North Georgia LOC), 2.580%, 5/1/2008	8,740,000
9,000,000		Fulton County, GA, Development Authority, (Series 2007), Weekly VRDNs (Piedmont Healthcare, Inc.)/(SunTrust Bank LOC), 2.700%, 5/7/2008	9,000,000
7,000,000		Fulton County, GA, Development Authority, (Series 2008), Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 2.690%, 5/7/2008	7,000,000
30,150,000		Gainesville & Hall County, GA, Hospital Authority, (Series 2007A), Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.900%, 5/7/2008	30,150,000
36,000,000		Gainesville & Hall County, GA, Hospital Authority, (Series 2007C), Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.900%, 5/7/2008	36,000,000
6,820,000		Gainesville, GA, Redevelopment Authority, (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 2.440%, 5/1/2008	6,820,000
8,660,000		Georgia Ports Authority, (Series 2006), Weekly VRDNs (Garden City Terminal)/(SunTrust Bank LOC), 2.700%, 5/7/2008	8,660,000
8,804,000		Georgia State, (Series 2006 H-1), Weekly VRDNs (Dexia Credit Local LIQ), 2.400%, 5/1/2008	8,804,000
17,220,000	[3,4]	Georgia State, PUTTERs (Series 128) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.510%, 5/1/2008	17,220,000
7,000,000		Gwinnett County, GA, Development Authority, (Series 2001), Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thueringen LIQ), 2.560%, 5/7/2008	7,000,000
1,800,000		Heard County, GA, Development Authority PCRB, (First Series 1996), Daily VRDNs (Georgia Power Co.), 2.630%, 5/1/2008	1,800,000
5,700,000		Savannah, GA, EDA, (Series 2007), Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	5,700,000
19,245,000		Savannah, GA, EDA, (Series 2008A: University Village), Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank N.A. LOC), 2.400%, 5/1/2008	19,245,000
22,975,000		Savannah, GA, EDA, (Series 2008B: Indigo Pointe), Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank N.A. LOC), 2.410%, 5/1/2008	22,975,000
		TOTAL	377,943,500
		Hawaii--0.8%
7,995,000	[3,4]	Hawaii State Department of Budget & Finance, GS Trust (Series 2006-4G), Weekly VRDNs (Hawaii Pacific Health)/(GTD by Goldman Sachs Group, Inc.)/(Goldman Sachs Group, Inc. LIQ), 2.440%, 5/1/2008	7,995,000
14,960,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 834), Weekly VRDNs (Hawaii Pacific Health)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase & Co. LOC), 2.510%, 5/1/2008	14,960,000
58,325,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 835), Weekly VRDNs (Hawaii Pacific Health)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase & Co. LOC), 2.510%, 5/1/2008	58,325,000
9,905,000	[3,4]	Hawaii State, ROCs (Series 6062), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.480%, 5/1/2008	9,905,000
9,400,000	[3,4]	Honolulu, HI, City & County Wastewater System, PUTTERs (Series 1997), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.580%, 5/1/2008	9,400,000
1,645,000	[3,4]	Honolulu, HI, City & County, ROCs (Series 4043), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 2.510%, 5/1/2008	1,645,000
		TOTAL	102,230,000
		Idaho--0.1%
13,950,000	[3,4]	Idaho Health Facilities Authority, Term Tender Custodial Receipts (Series 2008M), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	13,964,633
		Illinois--5.8%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006), Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 2.540%, 5/1/2008	12,410,000
15,535,000		Chicago, IL, Board of Education, (Series 2000D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.850%, 5/1/2008	15,535,000
41,570,000	[3,4]	Chicago, IL, Board of Education, (Series 2008-C6), 2.03% TOBs (Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/11/2009	41,570,000
20,460,000	[3,4]	Chicago, IL, O'Hare International Airport, ROCs (Series 6059), Weekly VRDNs (Assured Guaranty Corp. INS)/(Citigroup, Inc. LIQ), 2.480%, 5/1/2008	20,460,000
5,235,000	[3,4]	Chicago, IL, Public Building Commission, ROCs (Series 3000), Weekly VRDNs (Chicago, IL Transit Authority)/(AMBAC INS)/(Citigroup, Inc. LIQ), 2.460%, 5/1/2008	5,235,000
35,485,000		Chicago, IL Water Revenue, (Series 2004), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Dexia Credit Local LIQ), 3.000%, 5/1/2008	35,485,000
6,250,000		Chicago, IL, (Series 2003 B-1), Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 2.640%, 5/7/2008	6,250,000
9,500,000		Chicago, IL, (Series 2005), Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 2.430%, 5/1/2008	9,500,000
50,000,000	[3,4]	Chicago, IL, DFA Floating Certificates (Series 2008-31), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.740%, 5/1/2008	50,000,000
50,000,000	[3,4]	Chicago, IL, DFA Municipal Trust (Series 2008-26), Weekly VRDNs (Chicago, IL O'Hare International Airport)/(DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.730%, 5/1/2008	50,000,000
8,800,000	[3,4]	Chicago, IL, ROCs (Series 10275), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.470%, 5/1/2008	8,800,000
7,185,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.490%, 5/1/2008	7,185,000
2,770,000	[3,4]	DuPage & Cook Counties, IL, Community United School District No. 205, ROCs (Series 1073) Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.480%, 5/1/2008	2,770,000
11,165,000		Freeport, IL, (Series 2001), Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 2.480%, 5/1/2008	11,165,000
3,900,000		Galesburg, IL, (Series 1996), Weekly VRDNs (Knox College)/(LaSalle Bank, N.A. LOC), 2.450%, 5/1/2008	3,900,000
2,310,000		Hazel Crest, IL, Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/ (DePfa Bank PLC LOC), 2.480%, 5/2/2008	2,310,000
6,875,000		Hazel Crest, IL Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/ (DePfa Bank PLC LOC), 2.480%, 5/2/2008	6,875,000
5,245,000		Hopedale Village, IL, (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/ (JPMorgan Chase Bank, N.A. LOC), 2.460%, 5/1/2008	5,245,000
2,200,000		Illinois Development Finance Authority IDB, Weekly VRDNs (Burpee Museum of Natural History)/(JPMorgan Chase Bank, N.A. LOC), 3.000%, 5/1/2008	2,200,000
1,480,000		Illinois Development Finance Authority IDB, (Series 1997), Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC), 3.000%, 5/1/2008	1,480,000
22,800,000		Illinois Development Finance Authority PCR, Daily VRDNs (Diamond Star Motors Corp.)/(Key Bank, N.A. LOC), 2.680%, 5/1/2008	22,800,000
3,700,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 2.680%, 5/7/2008	3,700,000
5,620,000		Illinois Finance Authority, (Series 2004), Weekly VRDNs (Riverside Health Systems)/ (JPMorgan Chase Bank, N.A. LOC), 2.550%, 5/7/2008	5,620,000
22,500,000		Illinois Finance Authority, (Series 2006), Weekly VRDNs (Chicago Historical Society)/ (JPMorgan Chase Bank, N.A. LOC), 2.600%, 5/1/2008	22,500,000
2,100,000		Illinois Finance Authority, (Series 2007), Weekly VRDNs (Elgin Academy)/(RBS Citizens Bank N.A. LOC), 2.690%, 5/7/2008	2,100,000
6,000,000		Illinois Finance Authority, (Series 2007), Weekly VRDNs (Erikson Institute)/(LaSalle Bank, N.A. LOC), 2.450%, 5/1/2008	6,000,000
16,000,000		Illinois Finance Authority, (Series 2007), Weekly VRDNs (Holy Cross Hospital)/(LaSalle Bank, N.A. LOC), 2.480%, 5/1/2008	16,000,000
12,000,000		Illinois Finance Authority, (Series A-2), 1.90% TOBs (Advocate Health Care Network), Mandatory Tender 2/5/2009	12,000,000
50,145,000		Illinois Finance Authority, Refunding Bonds (Series 2006A), Weekly VRDNs (Loyola University Health System)/(JPMorgan Chase Bank, N.A. LOC), 2.560%, 5/7/2008	50,145,000
8,000,000		Illinois Health Facilities Authority, Daily VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 2.600%, 5/1/2008	8,000,000
40,515,000		Illinois Health Facilities Authority, (Series 2001C), Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.650%, 5/7/2008	40,515,000
41,700,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1997), Weekly VRDNs (Rehabilitation Institute of Chicago)/(Bank of America N.A. LOC), 2.500%, 5/1/2008	41,700,000
9,800,000	[3,4]	Illinois Sports Facility Authority, (PZ-136), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 2.760%, 5/1/2008	9,800,000
30,000,000		Illinois State Toll Highway Authority, (2008 Series A-1), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.350%, 5/1/2008	30,000,000
30,000,000		Illinois State Toll Highway Authority, (2008 Series A-2), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.350%, 5/1/2008	30,000,000
27,000,000		Illinois State Toll Highway Authority, (Series 2007 A-2), Weekly VRDNs (Dexia Credit Local LIQ), 2.400%, 5/1/2008	27,000,000
59,485,000		Illinois State Weekly VRDNs (DePfa Bank PLC LIQ), 2.730%, 5/7/2008	59,485,000
17,400,000		Kane County, IL, School District No. 129, 2.70% TANs, 6/30/2008	17,400,000
6,595,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26), 2.00% TOBs (McCormick Place)/(Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 3/11/2009	6,595,000
2,660,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.580%, 5/1/2008	2,660,000
20,985,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433), Weekly VRDNs (MBIA Insurance Corp. INS)/(Deutsche Bank AG LIQ), 2.460%, 5/1/2008	20,985,000
		TOTAL	733,380,000
		Indiana--3.1%
3,910,000		Anderson, IN, (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank LOC), 2.580%, 5/1/2008	3,910,000
13,000,000		Carmel Clay Schools, IN, 3.75% TANs, 12/31/2008	13,041,944
10,000,000		Elkhart, IN, Community Schools, 2.00% TANs, 12/31/2008	10,009,800
14,930,000		Frankfort, IN EDA, (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/(KBC Bank N.V. LOC), 2.480%, 5/1/2008	14,930,000
10,500,000		Indiana Bond Bank, (Series 2008A), Weekly VRDNs (Tri-County Conservancy District)/ (Huntington National Bank, Columbus, OH LOC), 2.800%, 5/1/2008	10,500,000
5,700,000		Indiana Health & Educational Facility Financing Authority, (Series 2006), Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.450%, 5/1/2008	5,700,000
100,750,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A), Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.800%, 5/7/2008	100,750,000
16,500,000		Indiana Health & Educational Facility Financing Authority, (Series 2006C), Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(FSA INS)/(Wells Fargo Bank, N.A. LIQ), 2.500%, 5/7/2008	16,500,000
10,000,000	[3,4]	Indiana Health & Educational Facility Financing Authority, Term Tender Custodial Receipts (Series 2008-P), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	10,008,813
165,000		Indiana Health Facility Financing Authority, Weekly VRDNs (Crossroads Rehabilitation Center)/(JPMorgan Chase Bank, N.A. LOC), 3.100%, 5/1/2008	165,000
7,205,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Dunn Memorial Hospital Board of Trustees)/(Fifth Third Bank, Cincinnati LOC), 2.460%, 5/1/2008	7,205,000
11,220,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Major Hospital Board of Trustees)/(JPMorgan Chase Bank, N.A. LOC), 2.450%, 5/1/2008	11,220,000
5,750,000		Indiana Health Facility Financing Authority, (Series 2004), Weekly VRDNs (Riverview Hospital)/(National City Bank LOC), 2.640%, 5/1/2008	5,750,000
15,480,000	[3,4]	Indiana Municipal Power Agency, PUTTERs (Series 2255), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.180%, 5/1/2008	15,480,000
25,985,000		Indiana State Finance Authority, (Series 2007A), Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 2.500%, 5/1/2008	25,985,000
56,235,000		Indianapolis, IN, Local Public Improvement Bond Bank, (Series 2005G-1), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 4.500%, 5/1/2008	56,235,000
15,490,000		Indianapolis, IN, Local Public Improvement Bond Bank, (Series 2005G-2), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 4.500%, 5/1/2008	15,490,000
4,670,000		Indianapolis, IN, Local Public Improvement Bond Bank, (Series 2005H), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 4.500%, 5/1/2008	4,670,000
14,700,000		Indianapolis, IN, MFH, (Series 2007: Lake Nora & Fox Club Projects), Weekly VRDNs (FARH-Fox Lake Affordable Housing, Inc.)/(FNMA LOC), 2.700%, 5/1/2008	14,700,000
6,770,000		Indianapolis, IN, (Series 2000, Marquette Manor Project), Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC), 2.530%, 5/1/2008	6,770,000
1,575,000		Indianapolis, IN, EDRB (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint Apprenticeship and Training Committee)/(National City Bank LOC), 2.850%, 5/1/2008	1,575,000
23,630,000		Lawrence, IN, EDR, (Series 2002), Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.480%, 5/1/2008	23,630,000
1,805,000		St. Joseph County, IN, (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 2.740%, 5/7/2008	1,805,000
7,725,000		St. Joseph County, IN, (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/ (National City Bank LOC), 2.700%, 5/1/2008	7,725,000
4,000,000		Vigo County, IN, EDA, (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC), 2.550%, 5/1/2008	4,000,000
6,900,000		Winona Lake, IN, EDRB, (Series 2006), Weekly VRDNs (Grace Village Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 2.500%, 5/1/2008	6,900,000
		TOTAL	394,655,557
		Iowa--0.3%
9,725,000	[3,4]	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008-O), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	9,733,197
11,850,000	[3,4]	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008R), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	11,860,400
17,360,000		Iowa State, 4.00% TRANs, 6/30/2008	17,380,982
		TOTAL	38,974,579
		Kansas--0.1%
9,200,000		Topeka, KS, 3.39% BANs, 11/1/2008	9,200,849
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993), Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 2.560%, 5/1/2008	10,195,000
		TOTAL	19,395,849
		Kentucky--0.9%
20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/ (JPMorgan Chase Bank, N.A. LOC), 2.490%, 5/1/2008	20,080,000
5,000,000		Henderson County, KY, (Series 2003B), Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.470%, 5/2/2008	5,000,000
7,500,000		Jefferson County, KY, (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/ (Wachovia Bank N.A. LOC), 2.450%, 5/1/2008	7,500,000
42,205,000		Kentucky EDFA, (Series 1999C), Daily VRDNs (Baptist Healthcare System)/(MBIA Insurance Corp. INS)/(National City Bank LIQ), 2.600%, 5/1/2008	42,205,000
8,925,000		Kentucky EDFA, (Series 2007), Weekly VRDNs (Christian Care Communities, Inc.)/(National City Bank LOC), 2.680%, 5/1/2008	8,925,000
19,250,000		Madisonville, KY Hospital Revenue Bonds, (Series 2006), Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.480%, 5/1/2008	19,250,000
7,975,000		Russell, KY Revenue Bonds, (Series 2002B), Weekly VRDNs (Bon Secours Health System)/ (FSA INS)/(Dexia Credit Local LIQ), 2.350%, 5/1/2008	7,975,000
8,555,000		Warren County, KY, (Series 2008), Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 2.430%, 5/1/2008	8,555,000
		TOTAL	119,490,000
		Louisiana--1.7%
16,490,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/(Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(Bank of America N.A. LIQ), 2.510%, 5/1/2008	16,490,000
22,000,000	[3,4]	Jefferson Parish, LA Hospital Service District No. 1, PUTTERs (Series 522), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.510%, 5/1/2008	22,000,000
100,000,000		Lake Charles, LA Harbor & Terminal District, (Series 2008), 2.25% TOBs (Lake Charles Cogeneration LLC)/(Rabobank Nederland, Utrecht INV), Mandatory Tender 3/15/2009	100,000,000
7,200,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC), 2.750%, 5/7/2008	7,200,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(SunTrust Bank LOC), 2.750%, 5/7/2008	4,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Christ Episcopal Church in Covington)/(SunTrust Bank LOC), 2.750%, 5/7/2008	3,350,000
25,000,000		Louisiana Public Facilities Authority Daily VRDNs (Air Products & Chemicals, Inc.), 2.750%, 5/1/2008	25,000,000
26,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660), Weekly VRDNs (Citibank NA, New York LIQ), 4.010%, 5/1/2008	26,000,000
5,775,000	[3,4]	Louisiana State, (MT-190), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 2.410%, 5/1/2008	5,775,000
7,800,000		St. Tammany Parish Development District, LA, (Series 2008), Gulf Opportunity Zone Revenue Bonds Weekly VRDNs (Bruno Wink LLC)/(Whitney National Bank LOC), 2.650%, 5/1/2008	7,800,000
		TOTAL	217,615,000
		Maine--0.1%
5,750,000		Maine Finance Authority, (Series 2008), Weekly VRDNs (Council of International Study Programs, Inc.)/(RBS Citizens Bank N.A. LOC), 2.750%, 5/1/2008	5,750,000
3,410,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104), Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.490%, 5/1/2008	3,410,000
8,000,000		Westbrook, ME, 4.00% BANs, 6/30/2008	8,004,211
		TOTAL	17,164,211
		Maryland--0.8%
2,400,000		Baltimore County, MD, IDA, Variable Rate Demand Acquisition Program (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(GTD by Bayerische Landesbank LOC), 2.650%, 5/7/2008	2,400,000
1,280,000		Baltimore County, MD, Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.430%, 5/2/2008	1,280,000
4,430,000		Howard County, MD, (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.480%, 5/6/2008	4,430,000
940,000		Howard County, MD, (Series 1999), Weekly VRDNs (Howard Development LP Facility)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.530%, 5/2/2008	940,000
2,185,000		Maryland State Economic Development Corp., (Series 2006B), Weekly VRDNs (eMerge, Inc.)/(PNC Bank, N.A. LOC), 2.430%, 5/2/2008	2,185,000
1,562,000		Maryland State Health & Higher Educational Facilities Authority, Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.480%, 5/6/2008	1,562,000
13,800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 2.400%, 5/7/2008	13,800,000
6,750,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994), Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.720%, 5/7/2008	6,750,000
315,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Center, Inc.)/(PNC Bank, N.A. LOC), 2.480%, 5/6/2008	315,000
4,825,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Boys' Latin School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.430%, 5/2/2008	4,825,000
4,700,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 2.430%, 5/1/2008	4,700,000
3,325,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B), Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.360%, 5/2/2008	3,325,000
8,500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006), Weekly VRDNs (Severn School, Inc.)/(PNC Bank, N.A. LOC), 2.430%, 5/1/2008	8,500,000
5,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007), Weekly VRDNs (Beth Tfiloh Dahan Community School, Inc.)/(SunTrust Bank LOC), 2.700%, 5/7/2008	5,000,000
1,200,000		Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore (Series 2005), Weekly VRDNs (Yeshivat Rambam Issue)/(PNC Bank, N.A. LOC), 2.430%, 5/2/2008	1,200,000
7,690,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.480%, 5/7/2008	7,690,000
385,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/ (Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	385,000
6,855,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.480%, 5/2/2008	6,855,000
11,120,000		Montgomery County, MD, EDA, (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 2.450%, 5/1/2008	11,120,000
4,225,000	[3,4]	Montgomery County, MD, EDA, Term Tender Custodial Receipts (Series 2008K), 2.70% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	4,228,458
1,889,000		Montgomery County, MD, Housing Opportunities Commission, (Series 1998 Issue I), Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.530%, 5/6/2008	1,889,000
3,335,000		Montgomery County, MD, Housing Opportunities Commission, (Series 2008-A), Weekly VRDNs (PNC Bank, N.A. LOC), 2.360%, 5/1/2008	3,335,000
3,000,000		Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series B), Daily VRDNs (Dexia Credit Local LIQ), 2.600%, 5/1/2008	3,000,000
1,755,000		Prince Georges County, MD, (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.580%, 5/6/2008	1,755,000
3,220,000	[3,4]	Prince Georges County, MD, PUTTERs (Series 2573), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	3,220,000
3,705,000		Westminster, MD, EDRB, (Series 2004C), Daily VRDNs (Carroll Lutheran Village, Inc.)/ (Citizens Bank of Pennsylvania LOC), 2.400%, 5/1/2008	3,705,000
		TOTAL	108,394,458
		Massachusetts--4.1%
11,500,000		Commonwealth of Massachusetts, (Series 2000A), Daily VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 2.600%, 5/1/2008	11,500,000
7,500,000		Commonwealth of Massachusetts, (Series 2001 B), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 2.330%, 5/1/2008	7,500,000
5,355,000		Commonwealth of Massachusetts, (Series A), 5.50% Bonds (MBIA Insurance Corp. INS), 2/1/2009	5,499,500
8,000,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006A), Daily VRDNs (Dexia Credit Local LIQ), 2.840%, 5/1/2008	8,000,000
48,130,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006B), Daily VRDNs (Bank of America N.A. LIQ), 2.840%, 5/1/2008	48,130,000
27,893,000		Gloucester, MA, 4.00% BANs, 9/19/2008	27,942,810
23,600,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, DCL (Series 2008-025), Weekly VRDNs (Dexia Credit Local LIQ), 2.420%, 5/1/2008	23,600,000
21,190,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, DCL (Series 2008-027), Weekly VRDNs (Dexia Credit Local LIQ), 2.420%, 5/1/2008	21,190,000
18,500,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-1), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.650%, 5/7/2008	18,500,000
17,500,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.650%, 5/7/2008	17,500,000
30,000,000		Massachusetts HEFA, (Series 2004D), Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 2.430%, 5/1/2008	30,000,000
15,170,000		Massachusetts HEFA, (Series 2004F), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 2.430%, 5/7/2008	15,170,000
4,685,000		Massachusetts HEFA, (Series 2004G), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 2.430%, 5/7/2008	4,685,000
35,000,000		Massachusetts HEFA, (Series 2008G), Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.430%, 5/1/2008	35,000,000
20,000,000		Massachusetts HEFA, (Series A), Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC), 2.510%, 5/1/2008	20,000,000
2,500,000		Massachusetts HEFA, (Series A-1), Weekly VRDNs (Sherrill House)/(Comerica Bank LOC), 2.470%, 5/1/2008	2,500,000
13,440,000		Massachusetts HEFA, (Series B), Weekly VRDNs (Hallmark Health System)/(FSA INS)/(Bank of America N.A. LIQ), 2.500%, 5/1/2008	13,440,000
8,000,000		Massachusetts HEFA, (Series EE), 1.43% CP (Harvard University), Mandatory Tender 8/7/2008	8,000,000
67,275,000		Massachusetts HEFA, Revenue Bonds (Series 2006L-2), Daily VRDNs (Children's Hospital Medical Center)/(AMBAC INS)/(Bank of America N.A. LIQ), 5.000%, 5/1/2008	67,275,000
5,540,000		Massachusetts IFA, (Series 1995), Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC), 2.420%, 5/1/2008	5,540,000
10,680,000		Massachusetts IFA, (Series 1996), Weekly VRDNs (Newbury College)/(Bank of America N.A. LOC), 2.450%, 5/1/2008	10,680,000
11,200,000		Massachusetts School Building Authority, (Series A), 1.45% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 8/7/2008	11,200,000
45,975,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 2038), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ), 2.680%, 5/1/2008	45,975,000
18,595,000		Massachusetts State Development Finance Agency, (Series 2002), Weekly VRDNs (Gordon College)/(RBS Citizens Bank N.A. LOC), 2.510%, 5/1/2008	18,595,000
14,595,000		Massachusetts State Development Finance Agency, (Series 2003), Weekly VRDNs (Boston College High School)/(RBS Citizens Bank N.A. LOC), 2.680%, 5/7/2008	14,595,000
1,600,000		Massachusetts State Development Finance Agency, (Series 2006), Weekly VRDNs (Becker College)/(Fifth Third Bank, Cincinnati LOC), 2.430%, 5/1/2008	1,600,000
8,800,000		Massachusetts State Development Finance Agency, (Series 2006), Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 2.510%, 5/1/2008	8,800,000
15,000,000		Weston, MA, 3.00% BANs, 2/6/2009	15,056,161
10,000,000		Weymouth, MA, 4.00% BANs, 9/18/2008	10,016,970
		TOTAL	527,490,441
		Michigan--3.5%
15,845,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/(Series 2005-2), Weekly VRDNs (Chippewa Valley, MI Schools)/(FSA INS)/(Bank of America N.A. LIQ), 2.450%, 5/1/2008	15,845,000
8,465,000	[3,4]	Detroit, MI, City School District, MERLOTS (Series 2006-B27), Weekly VRDNs (FSA INS)/ (Wachovia Bank N.A. LIQ), 2.820%, 5/7/2008	8,465,000
24,005,000	[3,4]	Detroit, MI, City School District, Solar Eclipse Certificates (Series 2006-0001), Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.460%, 5/1/2008	24,005,000
3,620,000	[3,4]	Detroit, MI, City School District, Variable Certificates (Series 2002H), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.450%, 5/1/2008	3,620,000
4,995,000	[3,4]	Detroit, MI, Water Supply System, (PT-3903), Weekly VRDNs (Assured Guaranty Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.460%, 5/1/2008	4,995,000
14,360,000	[3,4]	Grand Rapids & Kent County, MI, Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ), 2.680%, 5/7/2008	14,360,000
8,350,000		Grand Rapids, MI, EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 2.450%, 5/1/2008	8,350,000
500,000		Jackson County, MI, Hospital Finance Authority, (Series 2006B), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 2.470%, 5/1/2008	500,000
8,995,000	[3,4]	Kent County, MI, Airport Revenue, (Series 1998-118), Weekly VRDNs (Kent County, MI)/ (Morgan Stanley LIQ), 2.430%, 5/1/2008	8,995,000
34,500,000		Kent Hospital Finance Authority, MI, (Series 1998B), Weekly VRDNs (Spectrum Health)/ (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.800%, 5/7/2008	34,500,000
13,930,000		Macomb County, MI, Hospital Finance Authority, (Series 2003A-1) Daily VRDNs (Mt. Clemens General Hospital)/(Comerica Bank LOC), 2.680%, 5/1/2008	13,930,000
1,585,000		Michigan Higher Education Facilities Authority, (Series 2006), Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 2.450%, 5/1/2008	1,585,000
4,700,000		Michigan Higher Education Facilities Authority, (Series 2007B), Weekly VRDNs (Calvin College)/(JPMorgan Chase Bank, N.A. LOC), 2.470%, 5/2/2008	4,700,000
25,000,000		Michigan Municipal Bond Authority, (Series 2007B), 4.50% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2008	25,059,898
3,000,000		Michigan State Hospital Finance Authority, (Series 1999 A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 2.450%, 5/1/2008	3,000,000
92,735,000		Michigan State Hospital Finance Authority, (Series 2007), Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 2.550%, 5/7/2008	92,735,000
1,800,000		Michigan State Hospital Finance Authority, (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.600%, 5/7/2008	1,800,000
4,000,000		Michigan State Hospital Finance Authority, (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.600%, 5/7/2008	4,000,000
24,900,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008F), 2.95% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 6/4/2008	24,903,424
6,000,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	6,004,907
21,225,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008I), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	21,243,189
5,195,000		Michigan State Housing Development Authority, (Series 2002A), Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 2.440%, 5/1/2008	5,195,000
100,000		Michigan State Strategic Fund, Weekly VRDNs (Peckham Vocational ISD)/(LaSalle Bank, N.A. LOC), 2.580%, 5/7/2008	100,000
17,830,000		Michigan State Strategic Fund, (Series 2003), Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 2.470%, 5/1/2008	17,830,000
4,320,000	[3,4]	Michigan State, (PT-2021), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.460%, 5/1/2008	4,320,000
61,300,000		Michigan State, (Series A), 4.00% TRANs (DePfa Bank PLC LOC), 9/30/2008	61,565,797
23,480,000	[3,4]	Michigan State, Grant Anticipation Bonds PUTTERs (Series 2097), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 2.510%, 5/1/2008	23,480,000
13,750,000		Regents of University of Michigan, (Series 2007B), Weekly VRDNs (University of Michigan Health System), 2.280%, 5/1/2008	13,750,000
		TOTAL	448,837,215
		Minnesota--3.8%
44,815,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP12), Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 2.700%, 5/1/2008	44,815,000
4,650,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 2.700%, 5/1/2008	4,650,000
28,380,000	[3,4]	Becker, MN, (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 2.700%, 5/1/2008	28,380,000
7,100,000		Center City, MN, (Series 2000), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 2.460%, 5/1/2008	7,100,000
2,600,000		Center City, MN, (Series 2002), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 2.460%, 5/1/2008	2,600,000
4,550,000		Cohasset, MN, (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(LaSalle Bank, N.A. LOC), 2.450%, 5/1/2008	4,550,000
600,000	[3,4]	Elk River, MN, ISD No. 728, PUTTERs (Series 1275), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	600,000
23,640,000	[3,4]	Hennepin County, MN, Sales Tax Revenue Fund: First Lien, Wells Fargo State Trust (Series 2008-8C), Weekly VRDNs (Wells Fargo & Co. LIQ), 2.470%, 5/1/2008	23,640,000
4,320,000		Mendota Heights, MN, (Series 1999), Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC LOC), 2.450%, 5/1/2008	4,320,000
79,345,000		Minneapolis, MN, Health Care System, (Series 2005B), Daily VRDNs (Fairview Health Services)/(AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 5.500%, 5/7/2008	79,345,000
2,600,000		Minneapolis, MN, (Series 1994), Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 2.150%, 5/1/2008	2,600,000
7,500,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC), 2.440%, 5/1/2008	7,500,000
5,000,000		Minneapolis/St. Paul, MN, Housing & Redevelopment Authority, (Series 2007A - Tranche II), Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(FSA INS)/(U.S. Bank, N.A. LIQ), 2.630%, 5/1/2008	5,000,000
6,900,000		Minneapolis/St. Paul, MN, Housing & Redevelopment Authority, (Series 2007A Tranche I), Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(FSA INS)/(U.S. Bank, N.A. LIQ), 2.630%, 5/1/2008	6,900,000
13,250,000	[3,4]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs (Societe Generale, Paris LIQ), 2.750%, 5/7/2008	13,250,000
7,320,000		Minnesota Agricultural and Economic Development Board, (Series 1996) Weekly VRDNs (Evangelical Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC), 2.480%, 5/1/2008	7,320,000
6,775,000		Minnesota Agricultural and Economic Development Board, (Series 2008C-3), Daily VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 2.650%, 5/1/2008	6,775,000
8,285,000	[3,4]	Minnesota Public Facilities Authority, (PT-4208), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.460%, 5/1/2008	8,285,000
9,805,000		Minnesota State Higher Education Facility Authority, (Series Five-S), Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC), 2.480%, 5/1/2008	9,805,000
2,145,000		Minnesota State Higher Education Facility Authority, (Series Six E-1), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 2.450%, 5/1/2008	2,145,000
4,415,000		Minnesota State Higher Education Facility Authority, (Series Six-E2), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 2.450%, 5/1/2008	4,415,000
3,000,000		Minnesota State Higher Education Facility Authority, (Series Six-H), Weekly VRDNs (St. Thomas University)/(Bank of New York LOC), 2.430%, 5/1/2008	3,000,000
4,700,000		Minnesota State Higher Education Facility Authority, (Series Six-J2), Weekly VRDNs (Augsburg College)/(Harris, N.A. LOC), 2.450%, 5/1/2008	4,700,000
3,500,000	[3,4]	Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ), 2.430%, 5/1/2008	3,500,000
8,000,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2007), 4.50% TANs (GTD by Minnesota State), 8/28/2008	8,021,563
2,655,000		New Hope, MN, (Series 2003A), Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 2.500%, 5/1/2008	2,655,000
4,560,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 2.450%, 5/1/2008	4,560,000
3,575,000		Robbinsdale, MN, (Series 2004C), Weekly VRDNs (Copperfield Hill)/(LaSalle Bank, N.A. LOC), 2.480%, 5/2/2008	3,575,000
5,000,000	[3,4]	Rochester, MN, Health Care Facility Authority, (Series 1998-177), Weekly VRDNs (Mayo Foundation)/(Morgan Stanley LIQ), 2.430%, 5/1/2008	5,000,000
51,000,000		Rochester, MN, Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08), Weekly VRDNs (Mayo Foundation)/(Bank of America N.A. LIQ), 2.600%, 5/7/2008	51,000,000
10,000,000		Rochester, MN, Health Care Facility Authority, (Series A), Weekly VRDNs (Mayo Foundation)/(Wells Fargo Bank, N.A. LIQ), 2.600%, 5/7/2008	10,000,000
6,000,000		Rochester, MN, Health Care Facility Authority, (Series B), Weekly VRDNs (Mayo Foundation)/(Northern Trust Co., Chicago, IL LIQ), 2.200%, 5/1/2008	6,000,000
10,000,000		Rochester, MN, Health Care Facility Authority, (Series D), 1.68% TOBs (Mayo Foundation), Mandatory Tender 3/30/2009	10,000,000
10,000,000		Rochester, MN Health Care Facility Authority, (Series E), 1.68% TOBs (Mayo Foundation), Mandatory Tender 5/7/2009	10,000,000
13,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC), 2.480%, 5/1/2008	13,000,000
5,265,000		Shakopee, MN, Hospital Finance Authority, Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 2.430%, 5/1/2008	5,265,000
10,000,000		Southern Minnesota Municipal Power Agency, 1.43% CP, Mandatory Tender 7/10/2008	10,000,000
7,855,000		St. Cloud, MN, (Series 2008A), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.500%, 5/1/2008	7,855,000
17,220,000		St. Cloud, MN, (Series 2008B), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 2.500%, 5/1/2008	17,220,000
5,000,000		St. Cloud, MN, (Series 2008C), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 2.430%, 5/1/2008	5,000,000
5,565,000		St. Louis Park, MN, (Series 2003), Weekly VRDNs (Westwind Apartments)/(FNMA LOC), 2.450%, 5/1/2008	5,565,000
4,790,000	[3,4]	St. Paul, MN, Housing & Redevelopment Authority, ROCs (Series 569CE), Weekly VRDNs (Health East, Inc.)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.490%, 5/1/2008	4,790,000
3,300,000		St. Paul, MN, Housing & Redevelopment Authority, (Series 2001), Daily VRDNs (Cretin-Derham Hall)/(Allied Irish Banks PLC LOC), 2.450%, 5/1/2008	3,300,000
2,100,000		St. Paul, MN, Port Authority, (Series 1991), Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A. LOC), 2.700%, 5/7/2008	2,100,000
2,165,000		St. Paul, MN Port Authority, District Heating Revenue Bonds (Series 2003-4 H), Weekly VRDNs (Dexia Credit Local LOC), 2.550%, 5/7/2008	2,165,000
4,895,000		University of Minnesota, (Series C), Weekly VRDNs (Dexia Bank, Belgium and Toronto Dominion Bank LIQs), 2.630%, 5/7/2008	4,895,000
3,165,000	[3,4]	University of Minnesota, Floater Certificates (Series 2001-648), Weekly VRDNs (Morgan Stanley LIQ), 2.480%, 5/1/2008	3,165,000
		TOTAL	480,326,563
		Mississippi--1.2%
21,330,000		Mississippi Business Finance Corp., (Series 2000-A), Weekly VRDNs (Jackson Medical Mall Foundation)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 5/1/2008	21,330,000
2,400,000		Mississippi Business Finance Corp., (Series 2002), Weekly VRDNs (Mississippi State University Foundation, Inc.)/(Regions Bank, Alabama LOC), 2.550%, 5/1/2008	2,400,000
31,725,000		Mississippi Business Finance Corp., (Series 2006), Weekly VRDNs (Rush Medical Foundation)/(Regions Bank, Alabama LOC), 2.470%, 5/2/2008	31,725,000
3,100,000		Mississippi Business Finance Corp., (Series 2007B), Weekly VRDNs (Chevron Corp.)/(GTD by Chevron Corp.), 2.450%, 5/7/2008	3,100,000
30,000,000		Mississippi Business Finance Corp., (Series 2007D), Weekly VRDNs (Chevron Corp.)/(GTD by Chevron Corp.), 2.550%, 5/7/2008	30,000,000
18,500,000		Mississippi Business Finance Corp., (Series 2007E), Weekly VRDNs (Chevron Corp.)/(GTD by Chevron Corp.), 2.690%, 5/7/2008	18,500,000
7,765,000		Mississippi Business Finance Corp., (Series A), Weekly VRDNs (Mississippi College)/ (Regions Bank, Alabama LOC), 2.460%, 5/1/2008	7,765,000
6,235,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153), 3.60% TOBs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 9/18/2008	6,235,000
22,000,000		Mississippi Development Bank, Special Obligation Bonds (Series 2008B), Weekly VRDNs (Department of Corrections East Mississippi Correctional Facility)/(Bank of America N.A. LOC), 2.700%, 5/1/2008	22,000,000
5,185,000	[3,4]	Mississippi Hospital Equipment & Facilities Authority, (Series 2004 FR/RI-L70), Weekly VRDNs (Baptist Memorial Healthcare)/(Lehman Brothers Holdings, Inc. LIQ), 3.130%, 5/7/2008	5,185,000
		TOTAL	148,240,000
		Missouri--0.8%
16,900,000	[3,4]	Columbia, MO, Special Obligation Electric Utility, Solar Eclipse (Series 2006-0143), 3.77% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Mandatory Tender 6/5/2008	16,900,000
13,855,000	[3,4]	Greene County, MO, Reorganized School District No. 2, (PT-4339), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.450%, 5/1/2008	13,855,000
26,800,000		Missouri State HEFA, (Series 2002), Daily VRDNs (Cox Health Systems)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.450%, 5/1/2008	26,800,000
12,450,000		Missouri State HEFA, (Series 2005A), Daily VRDNs (St. Louis University)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 2.950%, 5/1/2008	12,450,000
6,975,000		Platte County, MO, IDA, (Series 2007), Weekly VRDNs (Zona Rosa Development LLC)/(HSBC Bank USA LOC), 2.550%, 5/1/2008	6,975,000
10,465,000	[3,4]	St. Louis, MO, (PT-3584), Weekly VRDNs (Lambert-St. Louis International Airport)/(Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.460%, 5/1/2008	10,465,000
9,350,000	[3,4]	St. Louis, MO, MERLOTS (Series 2007-C67), 3.50% TOBs (Lambert-St. Louis International Airport)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), Optional Tender 5/7/2008	9,350,000
		TOTAL	96,795,000
		Montana--0.1%
16,000,000		Richland County, MT, (Series 2006), Weekly VRDNs (Sidney Health Center)/(Allied Irish Banks PLC LOC), 2.480%, 5/1/2008	16,000,000
		Multi State--1.4%
58,355,327	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust, Weekly VRDNs (Bank of America N.A. LIQ)/(LaSalle Bank, N.A. LOC), 2.630%, 5/1/2008	58,355,327
13,655,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT)/(Series 2007-50), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 2.480%, 5/1/2008	13,655,000
3,485,000		Dallas County, AL Housing Development Corp., (Series 1999: Jim Manor Garden Homes) Weekly VRDNs (Dallas County, AL )/(Wachovia Bank N.A. LOC), 2.500%, 5/2/2008	3,485,000
5,270,000	[3,4]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 2382P), Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 2.730%, 5/1/2008	5,270,000
98,765,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001) VRDNs (AMBAC, FSA, MBIA Insurance Corp. INS and Merrill Lynch & Co., Inc. LIQs), 2.580%, 5/1/2008	98,765,000
2,955,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.430%, 5/1/2008	2,955,000
		TOTAL	182,485,327
		Nevada--0.7%
6,500,000		Clark County, NV, Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1), Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 2.560%, 5/7/2008	6,500,000
35,700,000		Clark County, NV, Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2), Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 2.560%, 5/7/2008	35,700,000
14,350,000		Clark County, NV, Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3), Weekly VRDNs (Bayerische Landesbank LOC), 2.410%, 5/1/2008	14,350,000
21,125,000	[3,4]	Clark County, NV, School District, (Series 2006-1356), Weekly VRDNs (Morgan Stanley LIQ), 2.930%, 5/1/2008	21,125,000
9,595,000	[3,4]	Clark County, NV, PUTTERs (Series 2113), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.680%, 5/1/2008	9,595,000
		TOTAL	87,270,000
		New Hampshire--0.2%
28,895,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A), Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/(FSA INS)/(Dexia Credit Local and JPMorgan Chase Bank, N.A. LIQs), 2.300%, 5/1/2008	28,895,000
		New Jersey--6.7%
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 2007-20), Weekly VRDNs (AMBAC, FSA INS and State Street Bank and Trust Co. LIQs), 2.730%, 5/1/2008	21,000,000
10,985,000		East Brunswick Township, NJ, 2.00% BANs, 2/19/2009	11,016,237
9,780,000		East Brunswick Township, NJ, 4.00% BANs, 5/9/2008	9,780,617
9,755,000		East Rutherford Borough, NJ, 3.60% BANs, 11/14/2008	9,766,162
8,900,000		Harrison Township, NJ, (Series A), 4.00% BANs, 10/17/2008	8,917,843
9,000,000		Hazlet Township, NJ, 4.00% BANs, 8/1/2008	9,004,777
11,053,682		Holmdel Township, NJ, 3.25% BANs, 1/9/2009	11,087,103
7,746,700		Lawrence Township, NJ, 4.00% BANs, 7/25/2008	7,751,192
13,369,611		Mount Laurel Township, NJ, (Series 2007F), 3.60% BANs, 10/31/2008	13,382,548
3,610,000		New Jersey EDA, (Series 2002), Daily VRDNs (Bancroft NeuroHealth)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.380%, 5/1/2008	3,610,000
9,305,000		New Jersey EDA, (Series 2006A), Daily VRDNs (Presbyterian Homes Assisted Living Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.380%, 5/1/2008	9,305,000
150,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series V-2), Weekly VRDNs (Dexia Credit Local LOC), 2.600%, 5/7/2008	150,000,000
20,930,000		New Jersey Health Care Facilities Financing Authority, (Series 2002), Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.380%, 5/1/2008	20,930,000
1,500,000		New Jersey Health Care Facilities Financing Authority, (Series 2004A-1), Weekly VRDNs (Bayshore Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.380%, 5/1/2008	1,500,000
11,785,000		New Jersey Health Care Facilities Financing Authority, (Series 2005), Daily VRDNs (Recovery Management Systems, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.380%, 5/1/2008	11,785,000
4,450,000		New Jersey Health Care Facilities Financing Authority, (Series A-2), Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 2.380%, 5/1/2008	4,450,000
6,105,000	[3,4]	New Jersey Health Care Facilities Financing Authority, PUTTERs (Series 1063), Weekly VRDNs (New Jersey Department of Human Services)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.430%, 5/1/2008	6,105,000
3,645,000		New Jersey State Educational Facilities Authority, (Series 2003A), Daily VRDNs (Centenary College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.380%, 5/1/2008	3,645,000
71,750,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (Series 12004), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.460%, 5/1/2008	71,750,000
15,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-447), Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 2.450%, 5/1/2008	15,000,000
250,000,000		New Jersey State, (Series Fiscal 2008A), 4.50% TRANs, 6/24/2008	250,320,934
13,642,000		Passaic County, NJ, 2.25% BANs, 5/13/2009	13,675,287
38,000,000		Readington Township, NJ, 2.00% BANs, 2/5/2009	38,056,979
14,154,750		Stafford Township, NJ, (Series 2007B), 3.25% BANs, 8/29/2008	14,166,118
34,950,000	[3,4]	Tobacco Settlement Financing Corp., NJ, (MT-359), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.590%, 5/1/2008	34,950,000
32,855,000	[3,4]	Tobacco Settlement Financing Corp., NJ, MERLOTS (Series 2007-C73), Weekly VRDNs (Bank of New York LIQ)/(United States Treasury PRF), 2.720%, 5/7/2008	32,855,000
16,885,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 2.510%, 5/1/2008	16,885,000
52,800,000		Woodbridge Township, NJ, 4.00% BANs, 7/3/2008	52,826,208
		TOTAL	853,522,005
		New York--5.0%
22,000,000		East Islip, NY, Union Free School District, 4.00% TANs, 7/11/2008	22,011,512
16,000,000		Lindenhurst, NY, Union Free School District, 4.00% TANs, 6/24/2008	16,006,813
32,000,000		Metropolitan Transportation Authority, NY, (Series 2002B) Weekly VRDNs (MTA Dedicated Tax Fund)/(FSA INS)/(Dexia Credit Local LIQ), 2.300%, 5/1/2008	32,000,000
36,100,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 2.600%, 5/7/2008	36,100,000
21,100,000		New York City, NY, Municipal Water Finance Authority, (Fiscal 2003 C-1), Daily VRDNs (DePfa Bank PLC LIQ), 2.530%, 5/1/2008	21,100,000
26,905,000		New York City, NY, Municipal Water Finance Authority, (Series 2001 F-1), Daily VRDNs (Dexia Credit Local LIQ), 2.530%, 5/1/2008	26,905,000
4,800,000		New York City, NY, Municipal Water Finance Authority, Fiscal 2007 (Series CC-2), Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 2.500%, 5/1/2008	4,800,000
350,000		New York City, NY, Transitional Finance Authority, (Fiscal 2001 Series A), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.650%, 5/7/2008	350,000
20,765,000		New York City, NY, Transitional Finance Authority, (Fiscal 2001 Series B), Daily VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 2.400%, 5/1/2008	20,765,000
18,000,000		New York City, NY, Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-H), Daily VRDNs (Royal Bank of Canada, Montreal LIQ), 2.550%, 5/1/2008	18,000,000
3,100,000		New York City, NY, Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-F), Daily VRDNs (GTD by Bayerische Landesbank LIQ), 2.520%, 5/1/2008	3,100,000
26,585,000		New York City, NY, Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-B), Daily VRDNs (Citibank NA, New York LIQ), 2.660%, 5/1/2008	26,585,000
9,750,000		New York City, NY, (1994 Series A-4), Daily VRDNs (GTD by WestLB AG LOC), 2.400%, 5/1/2008	9,750,000
14,490,000		New York City, NY, (Fiscal 2004 Series H-7), Daily VRDNs (KBC Bank N.V. LOC), 2.350%, 5/1/2008	14,490,000
18,475,000		New York City, NY, (Fiscal 2006 Series E-4), Weekly VRDNs (Bank of America N.A. LOC), 2.280%, 5/1/2008	18,475,000
57,500,000		New York City, NY, (Fiscal 2008 Subseries L-5), Daily VRDNs (Dexia Credit Local LIQ), 2.500%, 5/1/2008	57,500,000
30,000,000	[3,4]	New York City, NY, ROCs (Series 251), Weekly VRDNs (GTD by Citigroup Global Markets Holdings, Inc.)/(Citigroup, Inc. LIQ), 2.500%, 5/1/2008	30,000,000
12,500,000		New York City, NY, (Series 2008J-11), Weekly VRDNs (KBC Bank N.V. LIQ), 2.050%, 5/1/2008	12,500,000
9,350,000		New York City, NY, (Series 2008J-3), Daily VRDNs (Allied Irish Banks PLC LOC), 2.500%, 5/1/2008	9,350,000
36,355,000		New York City, NY, (Series 2008J-5), Daily VRDNs (Dexia Credit Local LIQ), 2.500%, 5/1/2008	36,355,000
15,900,000		New York City, NY, (Series 2008J-7), Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 2.310%, 5/1/2008	15,900,000
59,900,000		New York State Dormitory Authority, (Series 2006A), Weekly VRDNs (Royal Charter Properties-East, Inc.)/(FNMA LOC), 2.400%, 5/7/2008	59,900,000
29,965,000	[3,4]	New York State Dormitory Authority, ROCs (Series 10033), Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(Citigroup, Inc. LIQ), 2.420%, 5/1/2008	29,965,000
25,075,000	[3,4]	New York State Thruway Authority, (EC-1172), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.470%, 5/1/2008	25,075,000
9,502,000	[3,4]	New York State Thruway Authority, Floater Certificates (Series 2006-2104), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.530%, 5/1/2008	9,502,000
20,000,000		Suffolk County, NY, (Series 2007-II), 3.60% TANs, 9/11/2008	20,021,212
18,235,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1355), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.610%, 5/1/2008	18,235,000
20,700,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1359), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.650%, 5/1/2008	20,700,000
22,200,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-4), Weekly VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 2.400%, 5/1/2008	22,200,000
		TOTAL	637,641,537
		North Carolina--1.4%
23,200,000		Charlotte, NC, Airport, Refunding Revenue Bonds (Series 1993A), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.800%, 5/7/2008	23,200,000
13,000,000		Charlotte, NC, Water & Sewer System, 3.40% CP (DePfa Bank PLC LIQ), Mandatory Tender 7/24/2008	13,000,000
21,520,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E), Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.400%, 5/1/2008	21,520,000
17,055,000		Guilford County, NC, (Series 2007B), Weekly VRDNs (Dexia Credit Local LIQ), 2.400%, 5/1/2008	17,055,000
11,900,000		Mecklenburg County, NC, (Series 2004B), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 2.380%, 5/1/2008	11,900,000
5,000,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 2.450%, 5/1/2008	5,000,000
4,160,000		North Carolina Capital Facilities Finance Agency, (Series 2004), Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	4,160,000
21,370,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Refunding Series 2006A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 4.250%, 5/7/2008	21,370,000
5,000,000		North Carolina Medical Care Commission, (Series 2005), Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	5,000,000
5,000,000		North Carolina Medical Care Commission, (Series 2005B), Weekly VRDNs (United Methodist Retirement Homes)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	5,000,000
8,300,000		North Carolina Medical Care Commission, (Series 2006), Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Centura Bank LOC), 2.460%, 5/1/2008	8,300,000
39,200,000		North Carolina Medical Care Commission, (Series 2008), Weekly VRDNs (CaroMont Health)/(Assured Guaranty Corp. INS)/(Regions Bank, Alabama LIQ), 2.580%, 5/7/2008	39,200,000
		TOTAL	174,705,000
		Ohio--6.4%
3,175,000		Akron, Bath & Copley, OH, Joint Township, (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 2.480%, 5/1/2008	3,175,000
9,995,000		Ashland County, OH, (Series 2005) Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 2.480%, 5/1/2008	9,995,000
183,650,000	[3,4]	Buckeye Tobacco Settlement Financing Authority, OH, (MT-524), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.590%, 5/1/2008	183,650,000
3,750,000		Butler County, OH, 4.05% BANs, 9/7/2008	3,756,255
3,275,000	[3,4]	Cincinnati City School District, OH, PUTTERs (Series 315), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.430%, 5/1/2008	3,275,000
10,580,000		Cleveland, OH, Waterworks, (Series 2004-M), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.300%, 5/1/2008	10,580,000
7,150,000		Cleveland-Cuyahoga County, OH, Port Authority, (Series 2004), Weekly VRDNs (Playhouse Square Foundation)/(Fifth Third Bank, Cincinnati LOC), 2.450%, 5/1/2008	7,150,000
3,980,000		Cuyahoga County, OH, Health Care Facilities, (Series 2001), Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC), 2.490%, 5/1/2008	3,980,000
4,890,000		Cuyahoga County, OH, Health Care Facilities, (Series 2006), Weekly VRDNs (Visiting Nurse Association Healthcare Partners of Ohio)/(National City Bank LOC), 2.650%, 5/1/2008	4,890,000
9,850,000		Cuyahoga County, OH, Hospital Authority, Weekly VRDNs (MetroHealth System)/(National City Bank LOC), 2.690%, 5/1/2008	9,850,000
5,000,000		Cuyahoga County, OH, IDA, (Series A-1 Remarketing), Weekly VRDNs (University School)/ (Key Bank, N.A. LOC), 2.440%, 5/1/2008	5,000,000
3,900,000		Cuyahoga County, OH, (Series 2002), Weekly VRDNs (The Health Museum of Cleveland)/ (Key Bank, N.A. LOC), 2.440%, 5/1/2008	3,900,000
6,000,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 2.530%, 5/1/2008	6,000,000
4,440,000		Elyria, OH, (Series 2), 4.00% BANs, 10/2/2008	4,446,838
7,485,000	[3,4]	Erie County, OH, Hospital Facilities, (MT-253), Weekly VRDNs (Firelands Regional Medical Center)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.310%, 5/1/2008	7,485,000
2,755,000		Erie County, OH, (Series 1996A), Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 2.480%, 5/1/2008	2,755,000
2,846,000		Euclid, OH, 4.00% BANs, 5/29/2008	2,846,524
2,795,000		Franklin County, OH, Health Care Facilities, (Series 1999 A), Weekly VRDNs (National Church Residences)/(Key Bank, N.A. LOC), 2.450%, 5/1/2008	2,795,000
7,250,000		Franklin County, OH, Health Care Facilities, (Series 2004), Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC), 2.450%, 5/1/2008	7,250,000
5,930,000		Franklin County, OH, Health Care Facilities, (Series 2004), Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 2.720%, 5/1/2008	5,930,000
14,705,000		Franklin County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (First Community Village)/(KBC Bank N.V. LOC), 2.470%, 5/1/2008	14,705,000
8,820,000		Franklin County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 2.450%, 5/1/2008	8,820,000
27,500,000		Franklin County, OH, Health Care Facilities, (Series 2006A), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 2.730%, 5/1/2008	27,500,000
3,075,000		Franklin County, OH, Health Care Facilities, (Series 2006B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 2.730%, 5/1/2008	3,075,000
13,445,000		Franklin County, OH, Health Care Facilities, Refunding & Improvement Revs (Series 2002 B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 2.730%, 5/1/2008	13,445,000
25,000,000	[3,4]	Franklin County, OH, Term Tender Custodial Receipts (Series 2008L), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	25,021,062
23,150,000	[3,4]	Franklin County, OH, Term Tender Custodial Receipts (Series 2008N), 2.55% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	23,163,488
5,920,000		Hamilton County, OH, Hospital Facilities Authority, (Series 1999A), Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 2.430%, 5/1/2008	5,920,000
5,000,000		Hamilton County, OH, Hospital Facilities Authority, (Series 2007M), Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 5/1/2008	5,000,000
4,615,000		Hamilton County, OH, Hospital Facilities Authority, (Series 2007N), Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 2.430%, 5/1/2008	4,615,000
28,390,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 2.530%, 5/1/2008	28,390,000
20,500,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 2.530%, 5/1/2008	20,500,000
4,900,000		Highland County, OH, Joint Hospital District, (Series 2007), Weekly VRDNs (Key Bank, N.A. LOC), 2.480%, 5/1/2008	4,900,000
100,000		Kent State University, OH, (Series 2001), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Bank, Belgium LIQ), 3.350%, 5/7/2008	100,000
6,390,000		Knox County, OH, (Series 2004), Weekly VRDNs (Knox Community Hospital)/(National City Bank LOC), 2.650%, 5/1/2008	6,390,000
35,000,000		Lancaster, OH Port Authority, (Series 2008), Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 2.450%, 5/1/2008	35,000,000
9,260,000		Lima, OH, 4.06% BANs, 5/1/2008	9,260,000
6,235,000		Lorain County, OH, EDA, Weekly VRDNs (Lake Ridge Academy)/(National City Bank LOC), 2.680%, 5/1/2008	6,235,000
4,170,000		Louisville, OH, (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 2.660%, 5/1/2008	4,170,000
4,540,000		Louisville, OH, (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 2.660%, 5/1/2008	4,540,000
7,400,000		Lucas County, OH, IDA, Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 2.530%, 5/1/2008	7,400,000
10,535,000		Lucas County, OH, Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 2.440%, 5/1/2008	10,535,000
3,500,000		Lucas County, OH, (Series 1), 4.00% BANs, 9/18/2008	3,504,510
8,515,000		Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 2.440%, 5/1/2008	8,515,000
1,090,000		Marion County, OH, Health Care Facilities, Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.680%, 5/1/2008	1,090,000
2,250,000		Middletown, OH, Weekly VRDNs (Bishop Fenwick High School)/(JPMorgan Chase Bank, N.A. LOC), 2.750%, 5/7/2008	2,250,000
25,495,000	[3,4]	Middletown, OH, (MT-239), Weekly VRDNs (Middletown Regional Hospital)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC), 2.420%, 5/1/2008	25,495,000
8,000,000		Montgomery County, OH, Hospital Authority, (Series 2008B), Weekly VRDNs (Kettering Health Network Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 2.580%, 5/7/2008	8,000,000
11,000,000	[3,4]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008AB), 2.75% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/6/2008	11,014,179
15,000,000	[3,4]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008B), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/20/2008	15,016,432
14,850,000	[3,4]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008D), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/21/2008	14,866,303
9,800,000		New Albany, OH, Community Authority, (Series C), Weekly VRDNs (Key Bank, N.A. LOC), 2.450%, 5/1/2008	9,800,000
46,000,000		Ohio State Air Quality Development Authority, (Series 2006-A), Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 2.650%, 5/7/2008	46,000,000
10,700,000		Ohio State Higher Educational Facilities Commission, (Series A), Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 2.420%, 5/1/2008	10,700,000
1,180,000		Ohio State Higher Educational Facilities Commission, Pooled Financing (Series 2003A), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.850%, 5/1/2008	1,180,000
5,695,000	[3,4]	Ohio State Turnpike Commission, Floater Certificates 1998-71, Weekly VRDNs (Morgan Stanley LIQ), 2.930%, 5/1/2008	5,695,000
6,650,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B), Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 2.620%, 5/7/2008	6,650,000
29,515,000		Ohio State, General Obligation Infrastructure Improvement Bonds (Series 2003B) Weekly VRDNs, 2.550%, 5/7/2008	29,515,000
2,569,000		Pepper Pike, OH, (Series 2), 4.15% BANs, 9/18/2008	2,572,784
6,300,000		Pike County, OH Health Care Facilities, (Series 2005), Weekly VRDNs (Bristol Village Homes)/(Key Bank, N.A. LOC), 2.450%, 5/1/2008	6,300,000
11,400,000		Port of Greater Cincinnati, OH, Development Authority, (Series 2003A), Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, JPMorgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 3.600%, 5/7/2008	11,400,000
4,000,000		Richland County, OH, (Series C), 4.50% BANs, 7/30/2008	4,006,835
4,490,000		Ross County, OH, Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH LOC), 2.590%, 5/1/2008	4,490,000
2,860,000		Sandusky, OH, 4.25% BANs, 10/22/2008	2,869,844
5,230,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 2.490%, 5/1/2008	5,230,000
1,825,000		Summit County, OH, (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/ (FirstMerit Bank, N.A. LOC), 2.680%, 5/1/2008	1,825,000
5,125,000		Summit County, OH, (Series 2002), Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 2.440%, 5/1/2008	5,125,000
3,415,000		Village of Holland, OH, (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati LOC), 2.470%, 5/1/2008	3,415,000
720,000		Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995), Weekly VRDNs (D & M Realty)/(JPMorgan Chase Bank, N.A. LOC), 2.470%, 5/1/2008	720,000
6,440,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003), Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 2.510%, 5/1/2008	6,440,000
		TOTAL	811,080,054
		Oklahoma--0.4%
1,900,000		Oklahoma Development Finance Authority, (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC), 2.530%, 5/1/2008	1,900,000
7,075,000		Oklahoma Industries Authority, (Series 2005), Weekly VRDNs (Oklahoma Christian University)/(LaSalle Bank, N.A. LOC), 2.460%, 5/1/2008	7,075,000
6,800,000		Oklahoma State Industries Authority, (Series 2002), Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 2.500%, 5/1/2008	6,800,000
6,670,000		Oklahoma State Turnpike Authority, (Series 2006B), Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA, Fortis Bank SA/NV and Lloyds TSB Bank PLC, London LIQs), 2.050%, 5/1/2008	6,670,000
9,405,000		Oklahoma State Turnpike Authority, (Series 2006C), Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA, Fortis Bank SA/NV and Lloyds TSB Bank PLC, London LIQs), 2.050%, 5/1/2008	9,405,000
15,800,000		Oklahoma State Turnpike Authority, (Series 2006D), Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA, Fortis Bank SA/NV and Lloyds TSB Bank PLC, London LIQs), 2.500%, 5/1/2008	15,800,000
3,000,000	[3,4]	Tulsa, OK, Airport Improvement Trust, Variable Rate Certificates (Series 1997B-2: Tulsa International Airport), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.230%, 5/1/2008	3,000,000
		TOTAL	50,650,000
		Oregon--1.0%
115,000,000		Oregon State, (2007 Series A), 4.50% TANs, 6/30/2008	115,158,981
18,400,000		Oregon State, Veteran's Welfare Bonds (Series 73H), Weekly VRDNs (GTD by Bayerische Landesbank LIQ), 2.700%, 5/7/2008	18,400,000
		TOTAL	133,558,981
		Pennsylvania--3.6%
20,705,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)/(Series 2007-47), Weekly VRDNs (Lancaster, PA)/(AMBAC INS)/(Bank of America N.A. LIQ), 3.430%, 5/1/2008	20,705,000
8,000,000		Adams County, PA, IDA, (Series 2007), Weekly VRDNs (Cross Keys Village - Brethren Home Community)/(PNC Bank, N.A. LOC), 2.480%, 5/1/2008	8,000,000
2,600,000		Allegheny County, PA, HDA, (Series 2005A), Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.410%, 5/1/2008	2,600,000
2,495,000		Allegheny County, PA, HDA, (Series A of 2004), 3.70% TOBs (Jefferson Regional Medical Center, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2008	2,495,000
10,000,000	[3,4]	Allegheny County, PA, HDA, PUTTERs (Series 2327), Weekly VRDNs (UPMC Health System)/(J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.510%, 5/1/2008	10,000,000
1,295,000		Allegheny County, PA, IDA, (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank LOC), 3.560%, 5/1/2008	1,295,000
2,550,000		Allegheny County, PA, IDA, (Series 2002), Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 2.430%, 5/1/2008	2,550,000
5,500,000		Allegheny County, PA, IDA, (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC), 2.380%, 5/1/2008	5,500,000
5,000,000		Beaver County, PA, IDA, (Series 2005-A), Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 2.580%, 5/7/2008	5,000,000
3,200,000		Beaver County, PA, IDA, (Series 2006-A), Daily VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 2.600%, 5/1/2008	3,200,000
10,000,000		Beaver County, PA, IDA, (Series 2006-B), Weekly VRDNs (FirstEnergy Generation Corp.)/ (Royal Bank of Scotland PLC, Edinburgh LOC), 2.610%, 5/7/2008	10,000,000
23,785,000		Beaver County, PA, IDA, (Series 2006-B), Weekly VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 2.520%, 5/7/2008	23,785,000
6,000,000		Berks County, PA, Municipal Authority, (Series A of 2008), Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Banco Santander, S.A. LOC), 2.450%, 5/1/2008	6,000,000
3,800,000		Bermudian Springs, PA, School District, (Series 2005), Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 2.450%, 5/1/2008	3,800,000
1,740,000		Chester County, PA, IDA, (Series of 2003), Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC), 2.690%, 5/7/2008	1,740,000
7,600,000		Clearfield County, PA, IDA, (Series 2002), Weekly VRDNs (Dubois Area Catholic School)/ (PNC Bank, N.A. LOC), 2.380%, 5/1/2008	7,600,000
5,000,000	[3,4]	Commonwealth of Pennsylvania, (Series 2001-JPMC5), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.680%, 5/7/2008	5,000,000
4,496,000	[3,4]	Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.480%, 5/1/2008	4,496,000
2,500,000		Cumberland County, PA Municipal Authority, (Series 1993), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 2.400%, 5/1/2008	2,500,000
7,305,000		Dallastown Area School District, PA, (Series 2006), Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 2.450%, 5/1/2008	7,305,000
1,300,000		Dauphin County, PA IDA, (Series 2005), Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 2.480%, 5/2/2008	1,300,000
13,310,000	[3,4]	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028), Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co. LIQ), 2.460%, 5/1/2008	13,310,000
4,555,000	[3,4]	Delaware Valley, PA Regional Finance Authority, Variable Rate Certificates (Series 2002E), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 2.450%, 5/1/2008	4,555,000
11,700,000		Doylestown Hospital Authority, PA, (Series 2008B), Weekly VRDNs (Doylestown Hospital, PA)/(PNC Bank, N.A. LOC), 2.360%, 5/1/2008	11,700,000
19,200,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.500%, 5/1/2008	19,200,000
2,400,000		Lancaster, PA Municipal Authority, (Series C of 2006), Weekly VRDNs (Garden Spot Village)/(Fulton Bank LOC), 2.900%, 5/7/2008	2,400,000
2,799,000		Lawrence County, PA IDA, (Series 2003), Weekly VRDNs (Villa Maria Retirement Center)/ (Allied Irish Banks PLC LOC), 2.450%, 5/1/2008	2,799,000
5,855,000		Lebanon County, PA Health Facilities Authority, (Series 1999), Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 2.410%, 5/1/2008	5,855,000
1,200,000		Pennsylvania EDFA, (Series 1995 B), Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 2.750%, 5/7/2008	1,200,000
500,000		Pennsylvania EDFA, (Series 1996 E), Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 2.380%, 5/1/2008	500,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B), Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thueringen LOC), 2.350%, 5/1/2008	3,000,000
6,630,000		Pennsylvania State Higher Education Facilities Authority, (Series H1), Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC), 2.380%, 5/1/2008	6,630,000
9,600,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3), Weekly VRDNs (Messiah College)/(JPMorgan Chase Bank, N.A. LOC), 2.380%, 5/1/2008	9,600,000
6,000,000		Pennsylvania State Higher Education Facilities Authority, (Series J1), Weekly VRDNs (Juniata College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.380%, 5/1/2008	6,000,000
9,000,000		Pennsylvania State Higher Education Facilities Authority, (Series M-3), 3.48% TOBs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), Mandatory Tender 11/1/2008	9,000,000
10,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-C), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/18/2008	10,008,024
5,400,000	[3,4]	Pennsylvania State Public School Building Authority, DCL (Series 2008-016), Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(Dexia Credit Local LIQ), 2.480%, 5/1/2008	5,400,000
4,750,000		Pennsylvania State University, (Series 2002), Weekly VRDNs (Toronto Dominion Bank LIQ), 2.350%, 5/1/2008	4,750,000
3,100,000		Philadelphia, PA, Authority for Industrial Development, (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC), 2.380%, 5/1/2008	3,100,000
4,900,000		Philadelphia, PA, Authority for Industrial Development, (Series 2007A), Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 2.620%, 5/1/2008	4,900,000
2,430,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2003), Daily VRDNs (Thomas Jefferson University Hospital)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.410%, 5/1/2008	2,430,000
2,980,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 2.450%, 5/1/2008	2,980,000
28,810,000	[3,4]	Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2008 FR/RI F2W), Weekly VRDNs (Temple University Hospital)/(Lehman Brothers Holdings, Inc. SWP), 3.050%, 5/1/2008	28,810,000
5,000,000		Philadelphia, PA, School District, (Subseries A-2), Weekly VRDNs (Bank of America N.A. LOC), 2.400%, 5/1/2008	5,000,000
22,415,000	[3,4]	Philadelphia, PA, Water & Wastewater System, MuniTOPS (Series 2007-44), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.430%, 5/1/2008	22,415,000
15,075,000	[3,4]	Philadelphia, PA, Water & Wastewater System, MuniTOPS (Series 2007-49), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.430%, 5/1/2008	15,075,000
33,000,000		Philadelphia, PA, (Series A), 4.50% TRANs, 6/30/2008	33,043,548
44,100,000		Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, (Series A of 2007), Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 2.390%, 5/1/2008	44,100,000
30,000,000		South Fork Municipal Authority, PA, (Series C of 2005), Weekly VRDNs (Conemaugh Valley Memorial Hospital)/(National City Bank LOC), 2.600%, 5/7/2008	30,000,000
5,900,000		Southcentral PA, General Authority, (Series 2005), Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.430%, 5/2/2008	5,900,000
10,000,000		Wallingford Swarthmore, PA, School District, (Series 2008), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.450%, 5/1/2008	10,000,000
4,000,000		Westmoreland County, PA, IDA, (Series 2005C), Weekly VRDNs (Excela Health)/(Wachovia Bank N.A. LOC), 2.350%, 5/1/2008	4,000,000
		TOTAL	462,531,572
		Rhode Island--0.2%
15,000,000		Cumberland, RI, 4.00% BANs, 5/15/2008	15,001,934
11,000,000		Tiverton, RI, 4.25% BANs, 7/14/2008	11,010,718
		TOTAL	26,012,652
		South Carolina--1.2%
5,882,500	[3,4]	Berkeley County, SC, School District, Floater Certificates (Series 2001-656), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.480%, 5/1/2008	5,882,500
5,000,000		Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, SC, (Series 2005A), Weekly VRDNs (Allen University)/(National Bank of South Carolina LOC), 2.580%, 5/1/2008	5,000,000
92,395,000	[3,4]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 2.510%, 5/1/2008	92,395,000
4,800,000		South Carolina Jobs-EDA, (Series 2002), Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 2.500%, 5/1/2008	4,800,000
12,000,000		South Carolina Jobs-EDA, (Series 2006), Weekly VRDNs (Carolina Community Care, Inc.)/ (National Bank of South Carolina LOC), 2.580%, 5/1/2008	12,000,000
9,110,000		South Carolina Jobs-EDA, (Series 2006B), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wachovia Bank N.A. LOC), 2.460%, 5/1/2008	9,110,000
18,000,000	[3,4]	South Carolina Jobs-EDA, Term Tender Custodial Receipts (Series 2008-AK), 2.65% TOBs (Palmetto Health Alliance)/(Branch Banking & Trust Co. LOC), Mandatory Tender 1/15/2009	18,025,509
		TOTAL	147,213,009
		South Dakota--0.0%
3,675,000		Rapid City, SD, Area School District No. 51-4, (Series 2007A), 4.125% TANs, 5/20/2008	3,675,803
		Tennessee--1.2%
6,400,000		Chattanooga, TN, HEFA, Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 2.820%, 5/1/2008	6,400,000
15,045,000		Chattanooga, TN, Health & Housing Facility Board, (Series 2004-A), Weekly VRDNs (Cumberland Medical Center, Inc.)/(Regions Bank, Alabama LOC), 2.460%, 5/1/2008	15,045,000
4,100,000		Chattanooga, TN, IDB, (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 2.440%, 5/7/2008	4,100,000
11,345,000	[3,4]	Chattanooga, TN, IDB, PUTTERs (Series 2055), Weekly VRDNs (Southside Redevelopment Corp.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	11,345,000
6,150,000		Hendersonville, TN, IDB, (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 2.440%, 5/7/2008	6,150,000
8,860,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Johnson Bible College)/(Regions Bank, Alabama LOC), 2.460%, 5/1/2008	8,860,000
8,450,000		Memphis, TN, Center City Revenue Finance Corp., (Series 1996A), Weekly VRDNs (South Bluffs)/(SunTrust Bank LOC), 2.470%, 5/1/2008	8,450,000
1,200,000		Sevier County, TN, Public Building Authority, (Series IV-A-2), Daily VRDNs (Sevier County, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.720%, 5/1/2008	1,200,000
1,000,000		Sevier County, TN, Public Building Authority, (Series IV-B-12), Daily VRDNs (Pigeon Forge, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.720%, 5/1/2008	1,000,000
4,100,000		Sevier County, TN, Public Building Authority, (Series IV-C-3), Daily VRDNs (Cleveland, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.720%, 5/1/2008	4,100,000
10,000,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2007), Weekly VRDNs (St. Agnes Academy-St. Dominic School, Inc.)/(SunTrust Bank LOC), 2.700%, 5/7/2008	10,000,000
7,225,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2007A), Weekly VRDNs (Trezevant Manor)/(LaSalle Bank, N.A. LOC), 2.430%, 5/1/2008	7,225,000
34,995,000	[3,4]	Tennessee Energy Acquisition Corp., (PT-3907), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.470%, 5/1/2008	34,995,000
8,835,000	[3,4]	Tennessee Energy Acquisition Corp., (PT-4386), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.470%, 5/1/2008	8,835,000
4,390,000	[3,4]	Tennessee Energy Acquisition Corp., P-Floats (Series EC-1147), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.470%, 5/1/2008	4,390,000
22,900,000		Wilson County, TN, Sports Authority, (Series 1999), Weekly VRDNs (PNC Bank, N.A. LOC), 2.460%, 5/1/2008	22,900,000
		TOTAL	154,995,000
		Texas--12.9%
5,500,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 2002-16), Weekly VRDNs (Leander, TX ISD)/(GTD by Texas PSFG Program)/(Bank of America N.A. LIQ), 2.440%, 5/1/2008	5,500,000
16,745,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 2004-5), Weekly VRDNs (Lake Travis, TX ISD)/(GTD by Texas PSFG Program)/(Bank of America N.A. LIQ), 2.450%, 5/1/2008	16,745,000
11,975,000	[3,4]	Arlington, TX, Dallas Cowboys Complex (Series 2005 FR/RI-L19), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.550%, 5/7/2008	11,975,000
6,415,000	[3,4]	Austin, TX, Water and Wastewater System, MERLOTS (Series 2001 A-63), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 2.820%, 5/7/2008	6,415,000
3,500,000		Bexar County, TX, Housing Finance Corp., (Series 2005A), Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 2.480%, 5/1/2008	3,500,000
10,000,000		Board of Regents of The University of Texas, (Series A), 1.67% CP, Mandatory Tender 7/8/2008	10,000,000
33,215,000	[3,4]	Board of Regents of The University of Texas, (Wells Fargo 2008-13C), Weekly VRDNs (Wells Fargo & Co. LIQ), 2.470%, 5/1/2008	33,215,000
11,435,000	[3,4]	Brownsville, TX, ISD, MERLOTS (Series 2007-D79), Weekly VRDNs (GTD by Texas PSFG Program)/(Wachovia Bank N.A. LIQ), 2.720%, 5/7/2008	11,435,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT), (Series 2007-36), Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 2.460%, 5/1/2008	24,150,000
8,650,000		Crawford, TX, Education Facilities Corp., (Series 2004A), Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 2.520%, 5/1/2008	8,650,000
3,635,000	[3,4]	Dallas, TX, Area Rapid Transit, PUTTERs (Series 1719), Weekly VRDNs (AMBAC INS)/ (JPMorgan Chase Bank, N.A. LIQ), 2.680%, 5/1/2008	3,635,000
11,500,000		El Paso, TX, HFDC, (Series 2007), Weekly VRDNs (Bienvivir Senior Health Services)/ (JPMorgan Chase Bank, N.A. LOC), 2.480%, 5/1/2008	11,500,000
8,460,000	[3,4]	Frisco, TX, (PT-2789), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.480%, 5/1/2008	8,460,000
400,000		Grapevine, TX, IDC, (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.650%, 5/1/2008	400,000
33,200,000		Gregg County, TX, HFDC, (Series 2006B), Daily VRDNs (Good Shepherd Medical Center)/ (JPMorgan Chase Bank, N.A. LOC), 2.700%, 5/1/2008	33,200,000
9,280,000		Harris County, TX, HFDC, (Series 2000), Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC), 2.480%, 5/1/2008	9,280,000
7,000,000		Harris County, TX, HFDC, (Series 2000), Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 2.650%, 5/1/2008	7,000,000
29,800,000		Harris County, TX, HFDC, (Series 2006), Daily VRDNs (Texas Medical Center)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.770%, 5/1/2008	29,800,000
225,400,000		Harris County, TX, HFDC, (Series 2006A), Weekly VRDNs (Methodist Hospital, Harris County, TX), 2.500%, 5/1/2008	225,400,000
58,000,000		Harris County, TX, HFDC, (Series 2006C), Weekly VRDNs (Methodist Hospital, Harris County, TX), 2.650%, 5/1/2008	58,000,000
24,500,000		Harris County, TX, HFDC, (Series 2007B), Weekly VRDNs (Baylor College of Medicine)/ (JPMorgan Chase Bank, N.A. LOC), 2.560%, 5/7/2008	24,500,000
20,000,000		Harris County, TX, HFDC, (Series 2008A), Weekly VRDNs (Memorial Herman n Healthcare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.250%, 5/1/2008	20,000,000
2,900,000		Harris County, TX, HFDC, (Series B), Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., Bayerische Landesbank, J.P. Morgan Chase & Co., Northern Trust Co., Chicago, IL and St. Luke's Episcopal Hospital LIQs), 2.650%, 5/1/2008	2,900,000
16,000,000		Harris County, TX, HFDC, (Subseries 2008A-1), Daily VRDNs (Methodist Hospital, Harris County, TX), 2.650%, 5/1/2008	16,000,000
5,000,000		Harris County, TX, HFDC, (Subseries 2008A-2), Daily VRDNs (Methodist Hospital, Harris County, TX), 2.650%, 5/1/2008	5,000,000
12,315,000	[3,4]	Harris County, TX, HFDC, MERLOTS (Series 2007 C-79), Weekly VRDNs (SCH Healthcare System)/(United States Treasury COL)/(Bank of New York LIQ), 2.720%, 5/7/2008	12,315,000
12,000,000	[3,4]	Houston, TX, Airport System, MERLOTS (Series 2000-A25), Weekly VRDNs (FSA INS)/ (Bank of New York LIQ), 2.820%, 5/7/2008	12,000,000
15,000,000		Houston, TX, Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004B-2), Weekly VRDNs (Bank of America N.A., Bank of New York, Dexia Credit Local and State Street Bank and Trust Co. LOCs), 2.500%, 5/1/2008	15,000,000
10,500,000		Houston, TX, Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004B-3), Weekly VRDNs (Bank of America N.A., Bank of New York, Dexia Credit Local and State Street Bank and Trust Co. LOCs), 2.500%, 5/1/2008	10,500,000
10,015,000		Houston, TX, Higher Education Finance Corp., (Series 2000A), Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC), 2.540%, 5/1/2008	10,015,000
4,795,000		Houston, TX, Higher Education Finance Corp., (Series 2003A), Tierwester Oaks and Richfield Manor, Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 2.650%, 5/1/2008	4,795,000
19,435,000	[3,4]	Houston, TX, ISD, Floater Certificates (Series 1998-133), Weekly VRDNs (GTD by Texas PSFG Program)/(Morgan Stanley LIQ), 2.480%, 5/1/2008	19,435,000
10,995,000	[3,4]	Houston, TX, ISD, (PT-3968) Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 2.450%, 5/1/2008	10,995,000
5,950,000	[3,4]	Houston, TX, Water & Sewer System, (PT-4210), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.460%, 5/1/2008	5,950,000
7,910,000	[3,4]	Houston, TX, Water & Sewer System, MERLOTS (Series 2002-A-16), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.820%, 5/7/2008	7,910,000
8,950,000	[3,4]	Irving, TX, ISD, (PT-3954), Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), 2.450%, 5/1/2008	8,950,000
5,000,000		Kendall County, TX HFDC, (Series 2008), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(Allied Irish Banks PLC LOC), 2.450%, 5/1/2008	5,000,000
5,130,000	[3,4]	Lamar, TX, Consolidated ISD, ROCs (Series 10276) Weekly VRDNs (GTD by Texas PSFG Program)/(Citigroup, Inc. LIQ), 2.430%, 5/1/2008	5,130,000
9,040,000	[3,4]	Laredo, TX, ISD, (PT-2673), Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 2.450%, 5/1/2008	9,040,000
12,055,000	[3,4]	Lubbock, TX Wastewater Systems, ROCs (Series 1095), Weekly VRDNs (FSA INS)/ (Citigroup, Inc. LIQ), 2.480%, 5/1/2008	12,055,000
8,560,000	[3,4]	McKinney, TX, ISD, (PT-1180), Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 2.450%, 5/1/2008	8,560,000
41,600,000		North Central Texas HFDC, (Series 2006B), Weekly VRDNs (Baylor Health Care System)/ (FSA INS)/(Bank of New York LIQ), 2.450%, 5/7/2008	41,600,000
12,260,000	[3,4]	North East, TX, ISD, (PT-3958), Weekly VRDNs (GTD by Texas PSFG Program)/(Dexia Credit Local LIQ), 2.450%, 5/1/2008	12,260,000
4,910,000	[3,4]	North Texas Municipal Water District, (PT-4440), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.490%, 5/1/2008	4,910,000
14,605,000	[3,4]	North Texas Municipal Water District, (ROCs 6074), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 2.510%, 5/1/2008	14,605,000
65,000,000	[3,4]	North Texas Tollway Authority, DFA Floating Certificates (Series 2008-06), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.730%, 5/1/2008	65,000,000
18,325,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620), Weekly VRDNs (Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 2.440%, 5/1/2008	18,325,000
6,250,000		Oakbend, TX HFDC, (Series 2008), Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 2.700%, 5/7/2008	6,250,000
7,249,500	[3,4]	Pflugerville, TX ISD, Floater Certificates (Series 2004-1058), Weekly VRDNs (GTD by Texas PSFG Program)/(Morgan Stanley LIQ), 2.480%, 5/1/2008	7,249,500
5,400,000	[3,4]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A12), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.720%, 5/7/2008	5,400,000
28,000,000		San Antonio, TX Electric & Gas System, (Series 2003), Weekly VRDNs (Bank of America N.A. LIQ), 2.730%, 5/7/2008	28,000,000
5,850,000	[3,4]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2001 A10), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.720%, 5/7/2008	5,850,000
89,490,000	[3,4]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 2.10% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	89,490,000
7,935,000	[3,4]	San Antonio, TX ISD, (PT-1184), Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 2.450%, 5/1/2008	7,935,000
18,000,000	[3,4]	Tarrant County, TX Cultural Education Facilities Finance Corp., Term Tender Custodial Receipts (Series 2008AD), 2.69% TOBs (Methodist Hospitals of Dallas), Mandatory Tender 8/11/2008	18,004,406
15,000,000	[3,4]	Tarrant County, TX Cultural Education Facilities Finance Corp., Term Tender Custodial Receipts (Series 2008AE), 2.79% TOBs (Methodist Hospitals of Dallas), Mandatory Tender 7/22/2008	15,002,957
5,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Term Tender Custodial Receipts (Series 2008AF), 2.79% TOBs (Methodist Hospitals of Dallas), Mandatory Tender 7/9/2008	5,000,821
93,750,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4246), Weekly VRDNs (KBC Bank N.V. LIQ), 2.470%, 5/1/2008	93,750,000
79,500,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4281), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.470%, 5/1/2008	79,500,000
104,500,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4282), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.470%, 5/1/2008	104,500,000
36,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014), Weekly VRDNs (Dexia Credit Local LIQ), 2.500%, 5/1/2008	36,000,000
35,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015), Weekly VRDNs (Landesbank Hessen-Thueringen LIQ), 2.500%, 5/1/2008	35,000,000
26,265,000		Texas Small Business IDC (Series 1986), Weekly VRDNs (Texas Public Facilities Capital Access Program)/(Bank of America N.A. LOC), 2.730%, 5/7/2008	26,265,000
18,045,000	[3,4]	Texas State Transportation Commission, (PT-3483), Weekly VRDNs (Texas State)/(Merrill Lynch & Co., Inc. LIQ), 2.450%, 5/1/2008	18,045,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139), Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 2.430%, 5/1/2008	8,685,000
4,250,000	[3,4]	Texas State Transportation Commission, PUTTERs (Series 2492), Weekly VRDNs (Texas State)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	4,250,000
21,925,000	[3,4]	Texas State Transportation Commission, Wells Fargo State Trust (Series 2008-4C), Weekly VRDNs (Texas State)/(Wells Fargo & Co. LIQ), 2.470%, 5/1/2008	21,925,000
24,290,000	[3,4]	Texas State University System, (PT-3473), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.460%, 5/1/2008	24,290,000
71,500,000		Texas State, (Series 2007), 4.50% TRANs, 8/28/2008	71,676,988
33,000,000		Travis County, TX HFDC, (Series 2008), Weekly VRDNs (Longhorn Village)/(Bank of Scotland, Edinburgh LOC), 2.500%, 5/1/2008	33,000,000
		TOTAL	1,646,079,672
		Utah--2.0%
22,350,000		Emery County, UT, PCRRB (Series 1991), Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 2.650%, 5/7/2008	22,350,000
52,500,000		Emery County, UT, PCRRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 2.900%, 5/1/2008	52,500,000
5,200,000		Murray City, UT, (Series 2003C), Daily VRDNs (IHC Health Services, Inc.), 2.650%, 5/1/2008	5,200,000
72,550,000		Murray City, UT, (Series 2003D), Daily VRDNs (IHC Health Services, Inc.), 2.600%, 5/1/2008	72,550,000
24,600,000		Murray City, Utah Hospital Revenue, (Series 2005C), Weekly VRDNs (IHC Health Services, Inc.)/(Citibank NA, New York LIQ), 2.500%, 5/1/2008	24,600,000
47,500,000	[3,4]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762), Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 2.510%, 5/1/2008	47,500,000
11,960,000	[3,4]	Utah State Board of Regents, (PT-4321), Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.460%, 5/1/2008	11,960,000
7,430,000	[3,4]	Utah State Transit Authority, (PT-4320), Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.490%, 5/1/2008	7,430,000
6,800,000		Weber County, UT, (Series 2000A), Daily VRDNs (IHC Health Services, Inc.), 2.600%, 5/1/2008	6,800,000
		TOTAL	250,890,000
		Virginia--3.0%
16,835,000		Caroline County, VA, IDA, (Series 2007G), Weekly VRDNs (Meadow Event Park)/(Regions Bank, Alabama LOC), 2.430%, 5/1/2008	16,835,000
5,000,000		Chesterfield County, VA, EDA, (Series 2008C-1), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.500%, 5/7/2008	5,000,000
10,000,000		Chesterfield County, VA EDA, (Series 2008C-2), Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.510%, 5/7/2008	10,000,000
5,000,000		Fairfax County, VA, EDA, (Series 1995) Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC), 2.440%, 5/1/2008	5,000,000
8,755,000		Fairfax County, VA, EDA, (Series 2003), Weekly VRDNs (George Mason University Foundation, Inc. )/(SunTrust Bank LOC), 2.700%, 5/7/2008	8,755,000
7,945,000		Fairfax County, VA, IDA, (Series 1988A), Weekly VRDNs (Inova Health System), 2.470%, 5/7/2008	7,945,000
11,800,000		Fairfax County, VA, IDA, (Series 1988B), Weekly VRDNs (Inova Health System), 2.470%, 5/7/2008	11,800,000
6,435,000		Fairfax County, VA, IDA, (Series 1988D), Weekly VRDNs (Inova Health System)/(Branch Banking & Trust Co. LIQ), 2.600%, 5/7/2008	6,435,000
5,675,000		Fairfax County, VA, IDA, (Series 2005A-1), Weekly VRDNs (Inova Health System)/ (Landesbank Baden-Wuerttemberg LIQ), 2.550%, 5/7/2008	5,675,000
3,030,000		Fairfax County, VA, IDA, (Series 2005A-2), Weekly VRDNs (Inova Health System)/ (Landesbank Baden-Wuerttemberg LIQ), 2.550%, 5/7/2008	3,030,000
13,310,000		Fairfax County, VA IDA, (Series 2005C-1), Weekly VRDNs (Inova Health System)/ (Landesbank Baden-Wuerttemberg LIQ), 2.550%, 5/7/2008	13,310,000
8,400,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998), Weekly VRDNs (Township Apartments)/(FNMA LOC), 2.600%, 5/7/2008	8,400,000
38,500,000		Hanover County, VA, EDA, (Series 2005A), Weekly VRDNs (Bon Secours Health System)/ (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.900%, 5/7/2008	38,500,000
11,275,000		Hanover County, VA, IDA, (Series 2002B), Weekly VRDNs (Bon Secours Health System)/ (MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.900%, 5/1/2008	11,275,000
46,175,000		Henrico County, VA, EDA, (Series 2002B), Weekly VRDNs (Bon Secours Health System)/ (MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.900%, 5/1/2008	46,175,000
4,510,000		Henrico County, VA, EDA, (Series 2003), Weekly VRDNs (Lewis Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC), 2.750%, 5/7/2008	4,510,000
8,700,000		Henrico County, VA, EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 2.400%, 5/1/2008	8,700,000
8,800,000		Henrico County, VA, EDA, (Series 2008B-2), Weekly VRDNs (Bon Secours Health System)/ (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.510%, 5/7/2008	8,800,000
16,800,000	[3,4]	Henrico County, VA, IDA, MERLOTS (Series 1997C), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.820%, 5/7/2008	16,800,000
3,400,000		James City County, VA, IDA, (Series 1997), Weekly VRDNs (Riverside Health Systems), 2.850%, 5/7/2008	3,400,000
3,400,000		Loudoun County, VA, IDA, (Series 2001), Weekly VRDNs (Ashburn Volunteer Fire and Rescue Department)/(Wachovia Bank N.A. LOC), 2.450%, 5/1/2008	3,400,000
3,000,000		Loudoun County, VA, IDA, (Series 2003A), Weekly VRDNs (Howard Hughes Medical Institute), 2.400%, 5/7/2008	3,000,000
12,900,000		Loudoun County, VA, IDA, (Series 2003E), Weekly VRDNs (Howard Hughes Medical Institute), 2.450%, 5/7/2008	12,900,000
5,890,000		Montgomery County, VA, IDA, (Series 2005), Daily VRDNs (Virginia Tech Foundation)/(Bank of America N.A. LOC), 2.700%, 5/1/2008	5,890,000
20,500,000		Peninsula Port Authority, VA, (Series 2004), Weekly VRDNs (Riverside Health Systems), 2.730%, 5/7/2008	20,500,000
3,600,000		Richmond, VA, IDA, (Series 2001), Daily VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 2.710%, 5/1/2008	3,600,000
13,000,000		Roanoke, VA, IDA, (Series 2005A-1), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.650%, 5/1/2008	13,000,000
26,525,000		Roanoke, VA, IDA, (Series 2005B-1), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 2.540%, 5/1/2008	26,525,000
16,750,000		Roanoke, VA, IDA, (Series 2005B-2), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 2.540%, 5/1/2008	16,750,000
5,500,000		Rockingham County, VA, IDA, (Series 2003), Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	5,500,000
9,700,000		Virginia Beach, VA Development Authority, (Series 2004), Weekly VRDNs (LifeNet Corp.)/ (SunTrust Bank LOC), 2.700%, 5/7/2008	9,700,000
5,270,000		Virginia Biotechnology Research Partnership Authority, (Series 2006), Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 2.700%, 5/7/2008	5,270,000
9,200,000		Virginia Commonwealth University, (Series 2006B), Daily VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.000%, 5/1/2008	9,200,000
1,220,000	[3,4]	Virginia State Public Building Authority, Floater Certificates (Series 1998-131), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 2.480%, 5/1/2008	1,220,000
		TOTAL	376,800,000
		Washington--1.1%
8,680,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 2002-36), Weekly VRDNs (Tacoma, WA Regional Water Supply System)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 2.510%, 5/1/2008	8,680,000
14,555,000		Central Puget Sound, WA Regional Transit Authority, (Series 2007A), 5.00% Bonds, 11/1/2008	14,677,740
4,165,000	[3,4]	Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A122), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.820%, 5/7/2008	4,165,000
5,000,000	[3,4]	Energy Northwest, WA, (PT-778), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 2.450%, 5/1/2008	5,000,000
5,140,000	[3,4]	Energy Northwest, WA, (PT-1392), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 2.490%, 5/1/2008	5,140,000
5,143,000	[3,4]	Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/ (Bank of New York LIQ), 2.500%, 5/1/2008	5,143,000
10,665,000	[3,4]	Energy Northwest, WA, ROCs (Series 4524), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Citigroup, Inc. LIQ), 2.510%, 5/1/2008	10,665,000
7,450,000	[3,4]	Grant County, WA Public Utilities District NO. 2: Wanapum Hydroelectric Development, Solar Eclipse (Series 2007-96), Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.480%, 5/1/2008	7,450,000
12,580,000	[3,4]	King County, WA Sewer System, ROCs (Series 10279), Weekly VRDNs (FSA INS)/ (Citigroup, Inc. LIQ), 2.480%, 5/1/2008	12,580,000
3,410,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106), Weekly VRDNs (King County, WA)/ (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.490%, 5/1/2008	3,410,000
20,630,000	[3,4]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A56), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 2.820%, 5/7/2008	20,630,000
7,370,000	[3,4]	Snohomish County, WA Public Utility District, ROCs (Series 6055), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.480%, 5/1/2008	7,370,000
3,430,000	[3,4]	Spokane, WA School District No. 081, ROCs (Series 4000), Weekly VRDNs (FSA INS)/ (Citigroup, Inc. LIQ), 2.480%, 5/1/2008	3,430,000
8,850,000		Washington State Higher Education Facilities Authority, (Series 2007), Weekly VRDNs (Saint Martin's University)/(Key Bank, N.A. LOC), 2.530%, 5/1/2008	8,850,000
6,380,000		Washington State Housing Finance Commission, (Series 2005 B), Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 2.450%, 5/1/2008	6,380,000
4,000,000		Washington State Housing Finance Commission, (Series 2008), Weekly VRDNs (Panorama)/(Key Bank, N.A. LOC), 2.480%, 5/1/2008	4,000,000
5,170,000	[3,4]	Washington State, Piper Certificates (Series 2002G), Weekly VRDNs (Bank of New York LIQ), 2.500%, 5/1/2008	5,170,000
3,757,500	[3,4]	Washington State, Piper Variable Certificates (Series 2002B), Weekly VRDNs (FSA INS)/ (Bank of New York LIQ), 2.500%, 5/1/2008	3,757,500
		TOTAL	136,498,240
		West Virginia--0.3%
5,800,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC), 2.680%, 5/1/2008	5,800,000
27,245,000		Cabell County, WV, (Series 2007A), Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama LOC), 2.430%, 5/1/2008	27,245,000
1,300,000	[3,4]	West Virginia University, MERLOTS (Series 2002-A-15), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.520%, 5/7/2008	1,300,000
		TOTAL	34,345,000
		Wisconsin--1.6%
17,375,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Wisconsin Non-AMT)/(Series 2005-25), Weekly VRDNs (Central Brown County, WI Water Authority)/(AMBAC INS)/(Bank of America N.A. LIQ), 3.430%, 5/1/2008	17,375,000
15,000,000		Appleton, WI Redevelopment Authority, (Series 2001B), Weekly VRDNs (Fox Cities Performing Arts Center)/(JPMorgan Chase Bank, N.A. and Marshall & Ilsley Bank, Milwaukee LOCs), 2.600%, 5/7/2008	15,000,000
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT)/(Series 2004-4), Weekly VRDNs (Wisconsin State)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), 2.480%, 5/1/2008	22,000,000
24,000,000		Green Bay, WI Area Public School District, 3.90% BANs, 8/26/2008	24,039,670
8,500,000		Madison, WI Metropolitan School District, 4.00% TRANs, 9/5/2008	8,513,396
1,220,000		New Richmond, WI School District, 4.125% BANs, 6/6/2008	1,220,000
7,000,000	[3,4]	University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.820%, 5/7/2008	7,000,000
14,300,000	[3,4]	West Allis, WI, (Series 2007 FR/RI-F7), Weekly VRDNs (Wisconsin State Fair Park Exposition Center, Inc)/(Lehman Brothers Holdings, Inc. SWP), 3.050%, 5/7/2008	14,300,000
13,800,000		Wisconsin Health & Educational Facilities Authority, (Series 2008), 1.68% TOBs (Luther Hospital)/(GTD by Mayo Foundation), Mandatory Tender 4/15/2009	13,800,000
17,430,000	[3,4]	Wisconsin State HEFA, (MT-339), Weekly VRDNs (Wheaton Franciscan HealthCare)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.390%, 5/1/2008	17,430,000
1,040,000		Wisconsin State HEFA, (Series 2005), Weekly VRDNs (Hospicecare Holdings, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.480%, 5/1/2008	1,040,000
6,360,000		Wisconsin State HEFA, (Series 2006), Weekly VRDNs (16th Street Community Health Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.750%, 5/7/2008	6,360,000
3,770,000		Wisconsin State HEFA, (Series 2008A), Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 2.500%, 5/1/2008	3,770,000
6,490,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 2.500%, 5/1/2008	6,490,000
21,590,000	[3,4]	Wisconsin State HEFA, MERLOTS (Series 1997 B), Weekly VRDNs (Sinai Samaritan Medical Center, Inc.)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 4.970%, 5/7/2008	21,590,000
17,845,000	[3,4]	Wisconsin State, PUTTERs (Series 2632), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	17,845,000
		TOTAL	197,773,066
		Wyoming--0.3%
15,000,000		Lincoln County, WY, PCRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.900%, 5/1/2008	15,000,000
20,800,000		Sweetwater County, WY, PCRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.900%, 5/1/2008	20,800,000
		TOTAL	35,800,000
		TOTAL MUNICIPAL INVESTMENTS –99.7%[5] (AT AMORTIZED COST)	12,686,666,013
		OTHER ASSETS AND LIABILITIES –NET – 0.3%[6]	42,740,067
		TOTAL NET ASSETS –100%	$12,729,406,080

At April 30, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax.
1
The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor’s, MIG-1 or VMIG-1 by Moody’s Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier security.
At April 30, 2008, the portfolio securities were rated as follows:
Tier Rating Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.00%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $3,853,943,708, which represented 30.3% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2008, these liquid restricted securities amounted to $3,853,943,708, which represented 30.3% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
COPs	--Certificates of Participation
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bonds
FHLMC	--Federal Home Loan Mortgage Association
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi Family Housing
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

Treasury Obligations Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--97.5%
$4,823,012,000		Interest in $5,893,000,000 joint repurchase agreement 1.97%, dated 4/30/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,893,322,478 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $6,011,189,000.	$4,823,012,000
2,000,000,000		Repurchase agreement 1.98%, dated 4/30/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $2,000,110,000 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2028 and the market value of those underlying securities was $2,040,000,017.	2,000,000,000
1,595,000,000		Interest in $1,800,000,000 joint repurchase agreement 1.98%, dated 4/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,800,099,000 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $1,836,101,058.	1,595,000,000
100,000,000		Repurchase agreement 1.95%, dated 4/30/2008 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,005,417 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 9/30/2009 and the market value of those underlying securities was $102,003,228.	100,000,000
2,595,000,000		Interest in $2,800,000,000 joint repurchase agreement 1.95%, dated 4/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,800,151,667 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $2,856,154,807.	2,595,000,000
1,800,000,000		Repurchase agreement 1.98%, dated 4/30/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,800,099,000 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $1,836,005,145.	1,800,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 1.88%, dated 4/30/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $100,005,222 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2016 and the market value of those underlying securities was $102,005,401.	96,000,000
3,795,000,000		Interest in $4,000,000,000 joint repurchase agreement 1.98%, dated 4/30/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $4,000,220,000 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2029 and the market value of those underlying securities was $4,080,224,512.	3,795,000,000
1,300,000,000		Interest in $1,500,000,000 joint repurchase agreement 1.95%, dated 4/30/2008 under which Dresdner Kleinwort Wassertstein will repurchase securities provided as collateral for $1,500,081,250 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $1,530,000,861.	1,300,000,000
795,000,000		Interest in $1,000,000,000 joint repurchase agreement 1.95%, dated 4/30/2008 under which Fortis Securities LLC will repurchase securities provided as collateral for $1,000,054,167 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $1,020,055,350.	795,000,000
440,000,000	[1]	Interest in $480,000,000 joint repurchase agreement 1.45%, dated 3/17/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $482,030,000 on 6/30/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $490,471,633.	440,000,000
1,795,000,000		Interest in $2,000,000,000 joint repurchase agreement 1.95%, dated 4/30/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $2,000,108,333 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $2,040,003,710.	1,795,000,000
2,795,000,000		Interest in $3,000,000,000 joint repurchase agreement 1.95%, dated 4/30/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,162,500 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $3,060,004,245.	2,795,000,000
2,995,000,000		Interest in $3,200,000,000 joint repurchase agreement 1.98%, dated 4/30/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $3,200,176,000 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $3,264,006,890.	2,995,000,000
1,795,000,000		Interest in $2,000,000,000 joint repurchase agreement 1.95%, dated 4/30/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $2,000,108,333 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $2,040,006,770.	1,795,000,000
400,000,000		Repurchase agreement 1.97%, dated 4/30/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $400,021,889 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 9/15/2010 and the market value of those underlying securities was $408,022,398.	400,000,000
400,000,000		Repurchase agreement 1.98%, dated 4/30/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $400,022,000 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2017 and the market value of those underlying securities was $408,022,440.	400,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 1.88%, dated 4/30/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $100,005,222 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/29/2012 and the market value of those underlying securities was $102,003,613.	96,000,000
1,000,000,000		Repurchase agreement 1.95%, dated 4/30/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $1,000,054,167 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,020,004,815.	1,000,000,000
179,000,000	[1]	Interest in $200,000,000 joint repurchase agreement 5.20%, dated 5/22/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $210,515,556 on 5/21/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2016 and the market value of those underlying securities was $214,109,871.	179,000,000
177,000,000	[1]	Interest in $197,000,000 joint repurchase agreement 5.25%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $207,457,417 on 5/30/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2018 and the market value of those underlying securities was $210,727,585.	177,000,000
140,000,000	[1]	Interest in $155,000,000 joint repurchase agreement 5.32%, dated 6/14/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $163,337,622 on 6/13/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2017 and the market value of those underlying securities was $165,343,029.	140,000,000
		TOTAL REPURCHASE AGREEMENTS	31,111,012,000
		U.S. TREASURY--2.5%
200,000,000		United States Treasury Bills, 0.440%, 5/29/2008	199,931,556
179,000,000		United States Treasury Bills, 1.350%, 10/16/2008	177,872,300
179,000,000		United States Treasury Notes, 4.500%, 3/31/2009	183,803,852
224,000,000		United States Treasury Notes, 4.875%, 1/31/2009	229,206,835
		TOTAL U.S. TREASURY	790,814,543
		TOTAL INVESTMENTS – 100% (AT AMORTIZED COST)[2]	31,901,826,543
		TOTAL NET ASSET AND LIABILITIES – NET – (0.0)%[3]	(7,372,075)
		TOTAL NET ASSETS—100%	$31,894,454,468

1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Trust For U.S. Treasury Obligations

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS—97.9%
$29,614,000		Interest in $5,893,000,000 joint repurchase agreement 1.97%, dated 4/30/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,893,322,478 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $6,011,189,000.	$29,614,000
45,000,000		Interest in $1,800,000,000 joint repurchase agreement 1.98%, dated 4/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,800,099,000 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $1,836,101,058.	45,000,000
45,000,000		Interest in $2,800,000,000 joint repurchase agreement 1.95%, dated 4/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,800,151,667 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $2,856,154,807.	45,000,000
45,000,000		Interest in $4,000,000,000 joint repurchase agreement 1.98%, dated 4/30/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $4,000,220,000 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2029 and the market value of those underlying securities was $4,080,224,512.	45,000,000
45,000,000		Interest in $1,500,000,000 joint repurchase agreement 1.95%, dated 4/30/2008 under which Dresdner Kleinwort Wassertstein will repurchase securities provided as collateral for $1,500,081,250 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $1,530,000,861.	45,000,000
45,000,000		Interest in $1,000,000,000 joint repurchase agreement 1.95%, dated 4/30/2008 under which Fortis Securities LLC will repurchase securities provided as collateral for $1,000,054,167 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $1,020,055,350.	45,000,000
10,000,000	[1]	Interest in $480,000,000 joint repurchase agreement 1.45%, dated 3/17/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $482,030,000 on 6/30/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $490,471,633.	10,000,000
45,000,000		Interest in $2,000,000,000 joint repurchase agreement 1.95%, dated 4/30/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $2,000,108,333 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $2,040,003,710.	45,000,000
45,000,000		Interest in $3,000,000,000 joint repurchase agreement 1.95%, dated 4/30/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,162,500 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2037and the market value of those underlying securities was $3,060,004,245.	45,000,000
45,000,000		Interest in $3,200,000,000 joint repurchase agreement 1.98%, dated 4/30/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $3,200,176,000 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $3,264,006,890.	45,000,000
45,000,000		Interest in $2,000,000,000 joint repurchase agreement 1.95%, dated 4/30/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $2,000,108,333 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $2,040,006,770.	45,000,000
6,000,000	[1]	Interest in $200,000,000 joint repurchase agreement 5.20%, dated 5/22/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $210,515,556 on 5/21/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2016 and the market value of those underlying securities was $214,109,871.	6,000,000
5,000,000	[1]	Interest in $197,000,000 joint repurchase agreement 5.25%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $207,457,417 on 5/30/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2018 and the market value of those underlying securities was $210,727,585.	5,000,000
4,000,000	[1]	Interest in $155,000,000 joint repurchase agreement 5.32%, dated 6/14/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $163,337,622 on 6/13/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2017 and the market value of those underlying securities was $165,343,029.	4,000,000
		TOTAL REPURCHASE AGREEMENTS	459,614,000
		U.S. TREASURY--2.0%
3,000,000		United States Treasury Bills, 1.350%, 10/16/2008	2,981,100
3,000,000		United States Treasury Notes, 4.500%, 3/31/2009	3,080,511
3,500,000		United States Treasury Notes, 4.875%, 1/31/2009	3,581,357
		TOTAL U.S. TREASURY	9,642,968
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[2]	469,256,968
		OTHER ASSETS AND LIABILITIES – NET-- 0.1%[3]	329,737
		TOTAL NET ASSETS—100%	$469,586,705

1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Nova, Principal Financial Officer
Date	June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	June 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 23, 2008